                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08481


                         Nations Separate Account Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            One Bank of America Plaza
                                  NC1-002-12-01
                               Charlotte NC 28255
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (866) 348-1468

Date of fiscal year end:             12/31/05

Date of reporting period:            06/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     NATIONS
       SEPARATE ACCOUNT TRUST








                                                SEMIANNUAL REPORT, JUNE 30, 2005







                                                            [NATIONS FUNDS LOGO]

                                NATIONS SEPARATE
                                 ACCOUNT TRUST

                               SEMIANNUAL REPORT

                                 JUNE 30, 2005

                             [AIG SUNAMERICA LOGO]

      THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARISAMERICA, POLARIS CHOICE, POLARIS CHOICE (II) AND THE POLARIS PLATINUM
              (II) VARIABLE ANNUITY SOLD THROUGH BANK OF AMERICA.

A description of the policies and procedures that the portfolios use to determine how to vote proxies and a copy of the portfolios' voting record are available (i) at www.nationsfunds.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-321-7854. Information regarding how the portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available from the SEC's website. Information regarding how the portfolios voted proxies relating to portfolio securities is also available from the funds' website.

The portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolios Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC member NASD, SIPC.

Nations Funds are distributed by BACAP Distributors, LLC until on or about August 22, 2005, when BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, will merge to form Columbia Management Distributors, Inc. Nations Funds will then be distributed by Columbia Management Distributors, Inc., which will be part of Columbia Management and an affiliate of Bank of America Corporation.

Banc of America Capital Management, LLC will undergo a name change to Columbia Management Advisors, LLC on or about September 30, 2005. The advisor will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management. Marsico Capital Management, LLC (Marsico) is an SEC-registered investment advisor and wholly owned subsidiary of Bank of America, N.A.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

--------------------------------------------------------
 NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
--------------------------------------------------------

TABLE OF CONTENTS

                                     DISCLOSURE OF PORTFOLIO EXPENSES
                                     Nations Separate Account Trust Marsico International
                                       Opportunities Portfolio                                       2
                                     Nations Separate Account Trust International Value Portfolio    3
                                     Nations Separate Account Trust Marsico Focused Equities
                                       Portfolio                                                     4
                                     Nations Separate Account Trust Small Company Portfolio          5
                                     Nations Separate Account Trust Marsico 21st Century
                                       Portfolio                                                     6
                                     Nations Separate Account Trust Marsico Growth Portfolio         7
                                     Nations Separate Account Trust Marsico MidCap Growth
                                       Portfolio                                                     8
                                     Nations Separate Account Trust Value Portfolio                  9
                                     Nations Separate Account Trust Asset Allocation Portfolio      10
                                     Nations Separate Account Trust High Yield Bond Portfolio       11
                                     FINANCIAL STATEMENTS
                                     Schedules of investments                                       12
                                     Statements of assets and liabilities                           56
                                     Statements of operations                                       58
                                     Statements of changes in net assets                            60
                                     Schedules of capital stock activity                            64
                                     Financial highlights                                           66
                                     Notes to financial statements                                  70

                      [This page intentionally left blank]

NATIONS MARSICO INTERNATIONAL

OPPORTUNITIES PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  EXPENSES PAID
                                                                 BEGINNING         ENDING         DURING PERIOD*
                                                               ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2005 TO
                                                              JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005
                                                              ----------------------------------------------------
Actual......................................................     $1,000.00        $  964.40           $7.16
Hypothetical**..............................................     $1,000.00        $1,017.50           $7.35

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

 **Assumed 5% return per year before expenses.

NATIONS INTERNATIONAL

VALUE PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  EXPENSES PAID
                                                                 BEGINNING         ENDING         DURING PERIOD*
                                                               ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2005 TO
                                                              JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005
                                                              ----------------------------------------------------
Actual......................................................     $1,000.00        $  964.10           $6.09
Hypothetical**..............................................     $1,000.00        $1,018.60           $6.26

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

 **Assumed 5% return per year before expenses.

NATIONS MARSICO FOCUSED

EQUITIES PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  EXPENSES PAID
                                                                 BEGINNING         ENDING         DURING PERIOD*
                                                               ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2005 TO
                                                              JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005
                                                              ----------------------------------------------------
Actual......................................................     $1,000.00        $  985.22           $5.27
Hypothetical**..............................................     $1,000.00        $1,019.49           $5.36

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

 **Assumed 5% return per year before expenses.

NATIONS SMALL COMPANY

PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                    EXPENSES PAID
                                                                  BEGINNING          ENDING         DURING PERIOD*
                                                                ACCOUNT VALUE     ACCOUNT VALUE   JANUARY 1, 2005 TO
                                                               JANUARY 1, 2005    JUNE 30, 2005     JUNE 30, 2005
                                                              ------------------------------------------------------
Actual......................................................      $1,000.00         $  984.88           $5.95
Hypothetical**..............................................      $1,000.00         $1,018.79           $6.06

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

 **Assumed 5% return per year before expenses.

NATIONS MARSICO 21ST CENTURY

PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  EXPENSES PAID
                                                                 BEGINNING         ENDING         DURING PERIOD*
                                                               ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2005 TO
                                                              JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005
                                                              ----------------------------------------------------
Actual......................................................     $1,000.00        $  947.09           $5.31
Hypothetical**..............................................     $1,000.00        $1,019.34           $5.51

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

 **Assumed 5% return per year before expenses.

NATIONS MARSICO GROWTH

PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  EXPENSES PAID
                                                                 BEGINNING         ENDING         DURING PERIOD*
                                                               ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2005 TO
                                                              JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005
                                                              ----------------------------------------------------
Actual......................................................     $1,000.00        $  997.62           $5.35
Hypothetical**..............................................     $1,000.00        $1,019.44           $5.41

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

 **Assumed 5% return per year before expenses.

NATIONS MARSICO MIDCAP

GROWTH PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  EXPENSES PAID
                                                                 BEGINNING         ENDING         DURING PERIOD*
                                                               ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2005 TO
                                                              JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005
                                                              ----------------------------------------------------
Actual......................................................     $1,000.00        $  953.09           $4.84
Hypothetical**..............................................     $1,000.00        $1,019.84           $5.01

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

 **Assumed 5% return per year before expenses.

NATIONS VALUE

PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                      EXPENSES PAID
                                                                 BEGINNING           ENDING           DURING PERIOD*
                                                               ACCOUNT VALUE      ACCOUNT VALUE     JANUARY 1, 2005 TO
                                                              JANUARY 1, 2005     JUNE 30, 2005       JUNE 30, 2005
                                                              --------------------------------------------------------
Actual......................................................     $1,000.00          $1,023.01             $4.82
Hypothetical**..............................................     $1,000.00          $1,020.03             $4.81

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

 **Assumed 5% return per year before expenses.

NATIONS ASSET

ALLOCATION PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                      EXPENSES PAID
                                                                 BEGINNING           ENDING           DURING PERIOD*
                                                               ACCOUNT VALUE      ACCOUNT VALUE     JANUARY 1, 2005 TO
                                                              JANUARY 1, 2004     JUNE 30, 2005       JUNE 30, 2005
                                                              --------------------------------------------------------
Actual......................................................     $1,000.00          $1,009.92             $4.98
Hypothetical**..............................................     $1,000.00          $1,019.84             $5.01

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

 **Assumed 5% return per year before expenses.

NATIONS HIGH YIELD

BOND PORTFOLIO

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  EXPENSES PAID
                                                                 BEGINNING         ENDING         DURING PERIOD*
                                                               ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2005 TO
                                                              JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005
                                                              ----------------------------------------------------
Actual......................................................     $1,000.00        $  997.22           $4.80
Hypothetical**..............................................     $1,000.00        $1,019.98           $4.86

---------------

 * Expenses are equal to the Portfolio's annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

 **Assumed 5% return per year before expenses.

NATIONS FUNDS

Nations Separate Account Trust -- Marsico International Opportunities Portfolio

  INVESTMENT PORTFOLIO                             JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            COMMON STOCKS -- 94.4%
            CONSUMER DISCRETIONARY -- 22.6%
            AUTOMOBILES -- 2.0%
   21,520   Hyundai Motor Co. ............................................   $  1,189,821
   14,664   Renault SA....................................................      1,289,198
                                                                             ------------
            AUTOMOBILES TOTAL.............................................      2,479,019
                                                                             ------------
            HOTELS, RESTAURANTS & LEISURE -- 10.9%
  340,882   Enterprise Inns PLC...........................................      5,079,811
  238,450   InterContinental Hotels Group
              PLC.........................................................      3,000,894
   31,464   Kerzner International Ltd. (a)................................      1,791,875
1,598,878   Shangri-La Asia Ltd. .........................................      2,469,179
   27,848   Wynn Resorts Ltd. (a).........................................      1,316,375
                                                                             ------------
            HOTELS, RESTAURANTS &
              LEISURE TOTAL...............................................     13,658,134
                                                                             ------------
            HOUSEHOLD DURABLES -- 2.4%
  126,905   Thomson.......................................................      3,021,890
                                                                             ------------
            HOUSEHOLD DURABLES TOTAL......................................      3,021,890
                                                                             ------------
            MEDIA -- 4.9%
  402,848   EMI Group PLC.................................................      1,825,634
   40,695   Grupo Televisa SA, ADR........................................      2,526,753
   73,728   JC Decaux SA (a)..............................................      1,866,827
                                                                             ------------
            MEDIA TOTAL...................................................      6,219,214
                                                                             ------------
            SPECIALTY RETAIL -- 2.4%
   53,200   Yamada Denki Co., Ltd. .......................................      3,046,798
                                                                             ------------
            SPECIALTY RETAIL TOTAL........................................      3,046,798
                                                                             ------------
            CONSUMER DISCRETIONARY TOTAL..................................     28,425,055
                                                                             ------------
            CONSUMER STAPLES -- 7.3%
            BEVERAGES -- 2.5%
  214,370   Diageo PLC....................................................      3,151,340
                                                                             ------------
            BEVERAGES TOTAL...............................................      3,151,340
                                                                             ------------
            HOUSEHOLD PRODUCTS -- 2.5%
  107,945   Reckitt Benckiser PLC.........................................      3,172,947
                                                                             ------------
            HOUSEHOLD PRODUCTS TOTAL......................................      3,172,947
                                                                             ------------
            PERSONAL PRODUCTS -- 2.3%
   28,584   Natura Cosmeticos SA..........................................        906,482
   57,458   Shoppers Drug Mart Corp. .....................................      1,993,766
                                                                             ------------
            PERSONAL PRODUCTS TOTAL.......................................      2,900,248
                                                                             ------------
            CONSUMER STAPLES TOTAL........................................      9,224,535
                                                                             ------------

 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            ENERGY -- 6.7%
            ENERGY EQUIPMENT & SERVICES -- 1.0%
   31,462   Precision Drilling Corp.(a)...................................   $  1,240,448
                                                                             ------------
            ENERGY EQUIPMENT & SERVICES TOTAL.............................      1,240,448
                                                                             ------------
            OIL, GAS & CONSUMABLE FUELS -- 5.7%
   27,637   CNOOC Ltd., ADR...............................................      1,639,427
   27,302   Petroleo Brasileiro SA, ADR...................................      1,423,253
   50,787   Sasol Ltd. ...................................................      1,370,547
   40,995   Talisman Energy, Inc. ........................................      1,536,308
    5,404   Total SA......................................................      1,266,042
                                                                             ------------
            OIL, GAS & CONSUMABLE FUELS TOTAL.............................      7,235,577
                                                                             ------------
            ENERGY TOTAL..................................................      8,476,025
                                                                             ------------
            FINANCIALS -- 20.0%
            CAPITAL MARKETS -- 4.0%
   64,585   UBS AG, Registered Shares.....................................      5,027,794
                                                                             ------------
            CAPITAL MARKETS TOTAL.........................................      5,027,794
                                                                             ------------
            COMMERCIAL BANKS -- 11.5%
  158,997   Anglo Irish Bank Corp. PLC....................................      1,967,380
  411,250   Banca Intesa S.p.A. ..........................................      1,876,789
   48,803   Erste Bank Der oesterreichischen Sparkassen AG................      2,442,043
   85,720   ForeningsSparbanken AB........................................      1,878,421
   57,206   ICICI Bank Ltd., ADR..........................................      1,249,951
      297   Mitsubishi Tokyo Financial
              Group, Inc. ................................................      2,509,341
      371   Sumitomo Mitsui Financial
              Group, Inc. ................................................      2,501,774
                                                                             ------------
            COMMERCIAL BANKS TOTAL........................................     14,425,699
                                                                             ------------
            REAL ESTATE -- 4.5%
1,550,000   CapitaLand Ltd. ..............................................      2,182,628
  867,533   Hang Lung Properties Ltd. ....................................      1,274,216
   32,951   Leopalace21 Corp. ............................................        545,966
  151,000   Sumitomo Realty & Development
              Co., Ltd. ..................................................      1,683,732
                                                                             ------------
            REAL ESTATE TOTAL.............................................      5,686,542
                                                                             ------------
            FINANCIALS TOTAL..............................................     25,140,035
                                                                             ------------
            HEALTH CARE -- 11.3%
            PHARMACEUTICALS -- 11.3%
   81,800   Astellas Pharma, Inc. ........................................      2,794,053
   26,069   Novartis AG...................................................      1,238,585
   50,393   Roche Holding AG, Genusschein.................................      6,357,018
   45,748   Sanofi-Aventis................................................      3,746,871
                                                                             ------------
            PHARMACEUTICALS TOTAL.........................................     14,136,527
                                                                             ------------
            HEALTH CARE TOTAL.............................................     14,136,527
                                                                             ------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Separate Account Trust -- Marsico International Opportunities Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            INDUSTRIALS -- 7.3%
            CONSTRUCTION & ENGINEERING -- 4.2%
   63,672   Vinci SA......................................................   $  5,298,840
                                                                             ------------
            CONSTRUCTION & ENGINEERING TOTAL..............................      5,298,840
                                                                             ------------
            ELECTRICAL EQUIPMENT -- 1.0%
   20,133   Fanuc Ltd. ...................................................      1,277,016
                                                                             ------------
            ELECTRICAL EQUIPMENT TOTAL....................................      1,277,016
                                                                             ------------
            ROAD & RAIL -- 2.1%
   45,341   Canadian National Railway Co. ................................      2,613,908
                                                                             ------------
            ROAD & RAIL TOTAL.............................................      2,613,908
                                                                             ------------
            INDUSTRIALS TOTAL.............................................      9,189,764
                                                                             ------------
            INFORMATION TECHNOLOGY -- 9.0%
            COMMUNICATIONS EQUIPMENT -- 2.3%
   88,473   Telefonaktiebolaget LM
              Ericsson, ADR...............................................      2,826,713
                                                                             ------------
            COMMUNICATIONS EQUIPMENT TOTAL................................      2,826,713
                                                                             ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
    5,400   Keyence Corp. ................................................      1,203,231
   36,200   Murata Manufacturing Co.,
              Ltd. .......................................................      1,831,532
                                                                             ------------
            ELECTRONIC EQUIPMENT &
              INSTRUMENTS TOTAL...........................................      3,034,763
                                                                             ------------
            OFFICE ELECTRONICS -- 1.0%
   23,200   Canon, Inc. ..................................................      1,216,296
                                                                             ------------
            OFFICE ELECTRONICS TOTAL......................................      1,216,296
                                                                             ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.3%
  799,005   ARM Holdings PLC..............................................      1,615,208
    2,790   Samsung Electronics Co., Ltd. ................................      1,323,160
                                                                             ------------
            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT TOTAL.............................................      2,938,368
                                                                             ------------
            SOFTWARE -- 1.0%
   37,000   Trend Micro, Inc. ............................................      1,308,895
                                                                             ------------
            SOFTWARE TOTAL................................................      1,308,895
                                                                             ------------
            INFORMATION TECHNOLOGY TOTAL..................................     11,325,035
                                                                             ------------
            MATERIALS -- 5.6%
            CHEMICALS -- 3.8%
   57,896   Lonza Group AG................................................      3,197,706
   49,134   Reliance Industries Ltd., GDR.................................      1,430,291
    5,356   Reliance Industries Ltd., GDR (b).............................        155,913
                                                                             ------------
            CHEMICALS TOTAL...............................................      4,783,910
                                                                             ------------

 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            CONSTRUCTION MATERIALS -- 1.8%
   51,646   Cemex SA de CV, ADR, COP......................................   $  2,190,823
                                                                             ------------
            CONSTRUCTION MATERIALS TOTAL..................................      2,190,823
                                                                             ------------
            MATERIALS TOTAL...............................................      6,974,733
                                                                             ------------
            TELECOMMUNICATION SERVICES -- 3.4%
            WIRELESS TELECOMMUNICATION SERVICES -- 3.4%
   41,494   America Movil SA de CV, ADR...................................      2,473,457
    9,913   SK Telecom Co. Ltd. ..........................................      1,744,254
                                                                             ------------
            WIRELESS TELECOMMUNICATION
              SERVICES TOTAL..............................................      4,217,711
                                                                             ------------
            TELECOMMUNICATION SERVICES TOTAL..............................      4,217,711
                                                                             ------------
            UTILITIES -- 1.2%
            ELECTRIC UTILITIES -- 1.2%
  207,053   British Energy Group PLC(a)...................................      1,506,700
                                                                             ------------
            ELECTRIC UTILITIES TOTAL......................................      1,506,700
                                                                             ------------
            UTILITIES TOTAL...............................................      1,506,700
                                                                             ------------
            TOTAL COMMON STOCKS
              (cost of $107,598,666)......................................    118,616,120
                                                                             ------------
            INVESTMENT COMPANY -- 2.2%
2,758,820   SSgA Prime Money Market Fund..................................      2,758,820
                                                                             ------------
            TOTAL INVESTMENT COMPANY
              (cost of $2,758,820)........................................      2,758,820
                                                                             ------------
            PREFERRED STOCK -- 2.0%
            HEALTH CARE -- 2.0%
   21,889   Fresenius AG..................................................      2,508,523
                                                                             ------------
            HEALTH CARE TOTAL.............................................      2,508,523
                                                                             ------------
            TOTAL PREFERRED STOCK
              (cost of $2,340,575)........................................      2,508,523
                                                                             ------------
            TOTAL INVESTMENTS -- 98.6%
              (cost of $112,698,061)(c)...................................    123,883,463
                                                                             ------------
            OTHER ASSETS & LIABILITIES, NET -- 1.4%.......................      1,761,397
                                                                             ------------
            NET ASSETS -- 100.0%..........................................   $125,644,860
                                                                             ============

---------------

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of this security represents 0.1% of net assets.

(c) Cost for federal income tax purposes is $112,698,061.

ACRONYM   NAME
-------   ----
ADR       American Depositary Receipt
COP       Certificates of Participation
GDR       Global Depositary Receipt

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Marsico International Opportunities Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


                                                                               % OF TOTAL
SUMMARY OF SECURITIES BY COUNTRY                                  VALUE        INVESTMENTS
------------------------------------------------------------------------------------------
Japan.......................................................   $ 19,918,636        16.1%
United Kingdom..............................................     19,352,534        15.6
France......................................................     16,489,667        13.3
Switzerland.................................................     15,821,103        12.8
Canada......................................................      7,384,431         6.0
Mexico......................................................      7,191,033         5.8
Hong Kong...................................................      5,382,822         4.3
Sweden......................................................      4,705,133         3.8
South Korea.................................................      4,257,235         3.4
United States*..............................................      4,075,195         3.3
India.......................................................      2,836,155         2.3
Germany.....................................................      2,508,523         2.0
Austria.....................................................      2,442,043         2.0
Brazil......................................................      2,329,735         1.9
Singapore...................................................      2,182,627         1.8
Ireland.....................................................      1,967,380         1.6
Italy.......................................................      1,876,789         1.5
Bahamas.....................................................      1,791,875         1.4
South Africa................................................      1,370,547         1.1
                                                               ------------       -----
                                                               $123,883,463       100.0%
                                                               ============       =====

       ----------------------

     *  Includes Investment Company.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Separate Account Trust -- International Value Portfolio

  INVESTMENT PORTFOLIO                             JUNE 30, 2005 (UNAUDITED)


SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
          COMMON STOCKS -- 97.6%
          CONSUMER DISCRETIONARY -- 10.2%
          AUTOMOBILES -- 4.6%
  7,400   DaimlerChrysler AG............................................   $   299,774
  2,715   Regie National Usines Renault.................................       238,692
 55,100   Volkswagen AG, ADR............................................       503,636
                                                                           -----------
          AUTOMOBILES TOTAL.............................................     1,042,102
                                                                           -----------
          HOUSEHOLD DURABLES -- 1.0%
 15,700   Matsushita Electric
            Industrial Co., Ltd., ADR...................................       238,326
                                                                           -----------
          HOUSEHOLD DURABLES TOTAL......................................       238,326
                                                                           -----------
          LEISURE EQUIPMENT & PRODUCTS -- 1.1%
  7,400   Fuji Photo Film Co., Ltd., ADR................................       241,166
                                                                           -----------
          LEISURE EQUIPMENT & PRODUCTS
            TOTAL.......................................................       241,166
                                                                           -----------
          MEDIA -- 1.4%
 17,123   Wolters Kluwer NV, ADR........................................       327,948
                                                                           -----------
          MEDIA TOTAL...................................................       327,948
                                                                           -----------
          MULTILINE RETAIL -- 2.1%
 12,064   Marks & Spencer Group PLC, ADR................................       467,726
                                                                           -----------
          MULTILINE RETAIL TOTAL........................................       467,726
                                                                           -----------
          CONSUMER DISCRETIONARY TOTAL..................................     2,317,268
                                                                           -----------
          CONSUMER STAPLES -- 19.0%
          FOOD & STAPLES RETAILING -- 8.5%
  7,800   Carrefour SA..................................................       376,551
 19,112   J. Sainsbury PLC, ADR.........................................       390,873
 72,800   Koninklijke Ahold NV, ADR (a).................................       595,504
172,100   Wm. Morrison Supermarkets PLC.................................       571,200
                                                                           -----------
          FOOD & STAPLES RETAILING TOTAL................................     1,934,128
                                                                           -----------
          FOOD PRODUCTS -- 8.7%
 14,100   Nestle SA, ADR, Registered Shares.............................       902,506
 11,000   Unilever NV, NY Registered Shares.............................       713,130
  9,000   Unilever PLC, ADR.............................................       349,650
                                                                           -----------
          FOOD PRODUCTS TOTAL...........................................     1,965,286
                                                                           -----------
          TOBACCO -- 1.8%
     31   Japan Tobacco, Inc. ..........................................       413,521
                                                                           -----------
          TOBACCO TOTAL.................................................       413,521
                                                                           -----------
          CONSUMER STAPLES TOTAL........................................     4,312,935
                                                                           -----------
          ENERGY -- 0.8%
          OIL, GAS & CONSUMABLE FUELS -- 0.8%
  5,000   Lukoil, ADR...................................................       183,900
                                                                           -----------
          OIL, GAS & CONSUMABLE FUELS TOTAL.............................       183,900
                                                                           -----------
          ENERGY TOTAL..................................................       183,900
                                                                           -----------

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
          FINANCIALS -- 23.9%
          COMMERCIAL BANKS -- 13.2%
 18,488   ABN AMRO Holding NV...........................................   $   453,511
 83,640   Banca Intesa S.p.A. ..........................................       381,701
 14,870   Banco Bilboa Vizcaya Argentaria SA............................       228,403
 17,630   Bayerische Hypo Vereinsbank AG, ADR (a).......................       458,893
 10,410   DBS Group Holdings Ltd., ADR..................................       352,902
 51,380   Mitsubishi Tokyo Financial Group, Inc., ADR...................       435,703
 32,000   Overseas-Chinese Banking Corp., Ltd. .........................       219,813
 68,200   Sumitomo Mitsui Financial Group, Inc., ADR....................       461,598
                                                                           -----------
          COMMERCIAL BANKS TOTAL........................................     2,992,524
                                                                           -----------
          DIVERSIFIED FINANCIAL SERVICES -- 0.8%
  6,135   ING Groep NV, ADR.............................................       172,087
                                                                           -----------
          DIVERSIFIED FINANCIAL SERVICES TOTAL..........................       172,087
                                                                           -----------
          INSURANCE -- 9.5%
 15,844   Aegon NV, American Registered Shares..........................       203,912
  7,400   Millea Holdings, Inc., ADR....................................       498,094
 37,000   Mitsui Sumitomo Insurance Co., Ltd. ..........................       331,968
  3,200   Muenchener Rueckversicherungs-Gesellschaft AG, Registered
            Shares......................................................       340,868
 90,600   Royal & Sun Alliance Insurance Group PLC......................       135,640
 90,600   Royal & Sun Alliance Insurance Group PLC (b)..................       135,640
 29,800   Zurich Financial Services AG, ADR (a).........................       513,609
                                                                           -----------
          INSURANCE TOTAL...............................................     2,159,731
                                                                           -----------
          THRIFTS & MORTGAGE FINANCE -- 0.4%
  2,112   Hypo Real Estate Holding AG, ADR..............................        80,363
                                                                           -----------
          THRIFTS & MORTGAGE FINANCE TOTAL..............................        80,363
                                                                           -----------
          FINANCIALS TOTAL..............................................     5,404,705
                                                                           -----------
          HEALTH CARE -- 5.8%
          PHARMACEUTICALS -- 5.8%
 10,200   Daiichi Pharmaceutical Co., Ltd. .............................       225,160
 11,590   GlaxoSmithKline PLC, ADR......................................       562,231
  3,700   Ono Pharmaceutical Co., Ltd. .................................       174,971
 18,000   Sankyo Co., Ltd. .............................................       344,802
                                                                           -----------
          PHARMACEUTICALS TOTAL.........................................     1,307,164
                                                                           -----------
          HEALTH CARE TOTAL.............................................     1,307,164
                                                                           -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- International Value Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
          INDUSTRIALS -- 5.0%
          AEROSPACE & DEFENSE -- 2.1%
 17,120   BAE Systems PLC, ADR..........................................   $   352,282
 55,200   Bombardier, Inc., Class B.....................................       117,629
                                                                           -----------
          AEROSPACE & DEFENSE TOTAL.....................................       469,911
                                                                           -----------
          ELECTRICAL EQUIPMENT -- 1.0%
  5,500   Nexans SA.....................................................       222,784
                                                                           -----------
          ELECTRICAL EQUIPMENT TOTAL....................................       222,784
                                                                           -----------
          MACHINERY -- 1.9%
 45,050   Invensys PLC (a)..............................................        16,957
161,000   Mitsubishi Heavy Industries Ltd. .............................       420,295
                                                                           -----------
          MACHINERY TOTAL...............................................       437,252
                                                                           -----------
          INDUSTRIALS TOTAL.............................................     1,129,947
                                                                           -----------
          INFORMATION TECHNOLOGY -- 5.8%
          COMMUNICATIONS EQUIPMENT -- 1.4%
 29,510   Alcatel SA, ADR (a)...........................................       321,954
                                                                           -----------
          COMMUNICATIONS EQUIPMENT TOTAL................................       321,954
                                                                           -----------
          ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
  9,610   Hitachi Ltd., ADR.............................................       582,558
                                                                           -----------
          ELECTRONIC EQUIPMENT & INSTRUMENTS TOTAL......................       582,558
                                                                           -----------

          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.8%
  1,800   Rohm Co., Ltd. ...............................................       172,849
 15,300   STMicroelectronics NV.........................................       243,612
                                                                           -----------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT TOTAL................       416,461
                                                                           -----------
          INFORMATION TECHNOLOGY TOTAL..................................     1,320,973
                                                                           -----------
          MATERIALS -- 1.4%
          CHEMICALS -- 1.1%
  6,120   Akzo Nobel NV, ADR............................................       240,455
                                                                           -----------
          CHEMICALS TOTAL...............................................       240,455
                                                                           -----------
          METALS & MINING -- 0.3%
  9,930   Corus Group PLC, ADR (a)......................................        74,177
                                                                           -----------
          METALS & MINING TOTAL.........................................        74,177
                                                                           -----------
          MATERIALS TOTAL...............................................       314,632
                                                                           -----------
          TELECOMMUNICATION SERVICES -- 22.0%
          DIVERSIFIED TELECOMMUNICATION SERVICES -- 21.9%
  8,812   BT Group PLC, ADR.............................................       366,579
 11,443   Compania Anonima Nacional Telefonos de Venezuela, ADR.........       216,730
 42,890   Deutsche Telekom AG, ADR......................................       790,034
  1,190   KT Corp. .....................................................        48,231
 14,250   KT Corp., ADR.................................................       306,375
 14,700   Nippon Telegraph & Telephone Corp., ADR.......................       315,609

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
          DIVERSIFIED TELECOMMUNICATION SERVICES -- (CONTINUED)
 41,292   Portugal Telecom SGPS SA, ADR.................................   $   394,752
  9,330   Swisscom AG, ADR..............................................       304,345
 21,100   Tele Norte Leste Participacoes SA, ADR........................       351,315
  9,760   Telecom Corp. of New Zealand, ADR.............................       327,838
  9,754   Telecom Italia S.p.A., ADR....................................       305,398
  2,080   Telecomunicacoes Brasileiras SA, ADR..........................        63,440
 16,215   Telefonica SA, ADR............................................       792,913
 20,180   Telefonos de Mexico SA de CV, ADR.............................       381,200
                                                                           -----------
          DIVERSIFIED TELECOMMUNICATION SERVICES TOTAL..................     4,964,759
                                                                           -----------
          WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
    309   Tele Centro Oeste Celular Participacoes SA, ADR...............         3,112
     24   Tele Leste Celular Participacoes SA, ADR(a)...................           191
    291   Telesp Celular Participacoes SA, ADR(a).......................         1,242
    192   Tim Participacoes SA, ADR.....................................         3,034
                                                                           -----------
          WIRELESS TELECOMMUNICATION SERVICES TOTAL.....................         7,579
                                                                           -----------
          TELECOMMUNICATION SERVICES TOTAL..............................     4,972,338
                                                                           -----------
          UTILITIES -- 3.7%
          ELECTRIC UTILITIES -- 3.7%
 53,700   Centrais Electricas Brasileiras SA, ADR.......................       369,520
  4,330   Korea Electric Power Corp. ...................................       132,975
 21,810   Korea Electric Power Corp., ADR...............................       341,763
                                                                           -----------
          ELECTRIC UTILITIES TOTAL......................................       844,258
                                                                           -----------
          UTILITIES TOTAL...............................................       844,258
                                                                           -----------
          TOTAL COMMON STOCKS
            (cost of $18,998,060).......................................    22,108,120
                                                                           -----------
 UNITS
-------
          RIGHTS -- 0.1%
          FINANCIALS -- 0.1%
          COMMERCIAL BANKS -- 0.1%
  6,400   Overseas-Chinese Banking Corp., Ltd. .........................        24,465
                                                                           -----------
          COMMERCIAL BANKS TOTAL........................................        24,465
                                                                           -----------
          FINANCIALS TOTAL..............................................        24,465
                                                                           -----------
          TOTAL RIGHTS
            (cost of $0)................................................        24,465
                                                                           -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations Separate Account Trust -- International Value Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
          INVESTMENT COMPANY -- 1.7%
381,000   Nations Cash Reserves, Capital Class Shares(c)................   $   381,000
                                                                           -----------
          TOTAL INVESTMENT COMPANY
            (cost of $381,000)..........................................       381,000
                                                                           -----------
          TOTAL INVESTMENTS -- 99.4%
            (cost of $19,379,060)(d)....................................    22,513,585
                                                                           -----------
          OTHER ASSETS & LIABILITIES, NET -- 0.6%.......................       125,297
                                                                           -----------
          NET ASSETS -- 100.0%..........................................   $22,638,882
                                                                           ===========

---------------

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of this security represents 0.6% of net assets.

(c) Money market mutual fund registered under the Investment
    Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d) Cost for federal income tax purposes is $19,379,060.

ACRONYM  NAME
-------  ----
ADR      American Depositary Receipt

                                                                            % OF TOTAL
SUMMARY OF SECURITIES BY COUNTRY                                  VALUE     INVESTMENTS
---------------------------------------------------------------------------------------
Japan.......................................................   $ 4,856,620      21.6%
United Kingdom..............................................     3,422,955      15.2
Netherlands.................................................     2,950,159      13.1
Germany.....................................................     2,473,568      11.0
Switzerland.................................................     1,720,460       7.6
France......................................................     1,159,981       5.1
Spain.......................................................     1,021,316       4.5
South Korea.................................................       829,344       3.7
Brazil......................................................       791,854       3.5
Italy.......................................................       687,099       3.1
Singapore...................................................       597,180       2.7
Portugal....................................................       394,752       1.7
Mexico......................................................       381,200       1.7
United States*..............................................       381,000       1.7
New Zealand.................................................       327,838       1.5
Venezuela...................................................       216,730       1.0
Russia......................................................       183,900       0.8
Canada......................................................       117,629       0.5
                                                               -----------     -----
                                                               $22,513,585     100.0%
                                                               ===========     =====

       ----------------------

     *  Includes Investment Company.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Marsico Focused Equities Portfolio

  INVESTMENT PORTFOLIO                             JUNE 30, 2005 (UNAUDITED)


SHARES                                                                         VALUE
----------------------------------------------------------------------------------------
          COMMON STOCKS -- 95.1%
          CONSUMER DISCRETIONARY -- 19.5%
          HOTELS, RESTAURANTS & LEISURE -- 10.4%
 56,211   Carnival Corp. ...............................................   $  3,066,310
 47,167   Four Seasons Hotels, Inc. ....................................      3,117,739
119,480   MGM Mirage(a).................................................      4,729,018
 89,997   Starbucks Corp.(a)............................................      4,649,245
 92,391   Wynn Resorts Ltd.(a)..........................................      4,367,323
                                                                           ------------
          HOTELS, RESTAURANTS & LEISURE TOTAL...........................     19,929,635
                                                                           ------------
          HOUSEHOLD DURABLES -- 2.0%
 61,599   Lennar Corp., Class A.........................................      3,908,456
                                                                           ------------
          HOUSEHOLD DURABLES TOTAL......................................      3,908,456
                                                                           ------------
          SPECIALTY RETAIL -- 5.5%
179,472   Lowe's Companies, Inc. .......................................     10,448,860
                                                                           ------------
          SPECIALTY RETAIL TOTAL........................................     10,448,860
                                                                           ------------
          TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
 35,220   NIKE, Inc., Class B...........................................      3,050,052
                                                                           ------------
          TEXTILES, APPAREL & LUXURY
            GOODS TOTAL.................................................      3,050,052
                                                                           ------------
          CONSUMER DISCRETIONARY TOTAL..................................     37,337,003
                                                                           ------------
          CONSUMER STAPLES -- 5.4%
          HOUSEHOLD PRODUCTS -- 5.4%
196,692   Procter & Gamble Co. .........................................     10,375,503
                                                                           ------------
          HOUSEHOLD PRODUCTS TOTAL......................................     10,375,503
                                                                           ------------
          CONSUMER STAPLES TOTAL........................................     10,375,503
                                                                           ------------
          FINANCIALS -- 18.7%
          CAPITAL MARKETS -- 7.4%
 87,508   Goldman Sachs Group, Inc. ....................................      8,927,566
 67,028   UBS AG, Registered Shares.....................................      5,218,130
                                                                           ------------
          CAPITAL MARKETS TOTAL.........................................     14,145,696
                                                                           ------------
          CONSUMER FINANCE -- 4.5%
167,787   SLM Corp. ....................................................      8,523,580
                                                                           ------------
          CONSUMER FINANCE TOTAL........................................      8,523,580
                                                                           ------------
          DIVERSIFIED FINANCIAL SERVICES -- 2.9%
 19,068   Chicago Mercantile Exchange...................................      5,634,594
                                                                           ------------
          DIVERSIFIED FINANCIAL SERVICES TOTAL..........................      5,634,594
                                                                           ------------

SHARES                                                                         VALUE
----------------------------------------------------------------------------------------
          THRIFTS & MORTGAGE FINANCE -- 3.9%
194,623   Countrywide Financial Corp. ..................................   $  7,514,394
                                                                           ------------
          THRIFTS & MORTGAGE FINANCE TOTAL..............................      7,514,394
                                                                           ------------
          FINANCIALS TOTAL..............................................     35,818,264
                                                                           ------------
          HEALTH CARE -- 27.7%
          BIOTECHNOLOGY -- 7.8%
185,936   Genentech, Inc.(a)............................................     14,926,942
                                                                           ------------
          BIOTECHNOLOGY TOTAL...........................................     14,926,942
                                                                           ------------
          HEALTH CARE EQUIPMENT & SUPPLIES -- 5.1%
129,549   Zimmer Holdings, Inc.(a)......................................      9,867,747
                                                                           ------------
          HEALTH CARE EQUIPMENT & SUPPLIES TOTAL........................      9,867,747
                                                                           ------------
          HEALTH CARE PROVIDERS & SERVICES -- 10.6%
387,707   UnitedHealth Group, Inc. .....................................     20,215,043
                                                                           ------------
          HEALTH CARE PROVIDERS & SERVICES TOTAL........................     20,215,043
                                                                           ------------
          PHARMACEUTICALS -- 4.2%
 91,991   Johnson & Johnson.............................................      5,979,415
 72,082   Pfizer, Inc. .................................................      1,988,022
                                                                           ------------
          PHARMACEUTICALS TOTAL.........................................      7,967,437
                                                                           ------------
          HEALTH CARE TOTAL.............................................     52,977,169
                                                                           ------------
          INDUSTRIALS -- 13.1%
          AIR FREIGHT & LOGISTICS -- 4.0%
 93,478   FedEx Corp. ..................................................      7,572,653
                                                                           ------------
          AIR FREIGHT & LOGISTICS TOTAL.................................      7,572,653
                                                                           ------------
          INDUSTRIAL CONGLOMERATES -- 6.0%
332,307   General Electric Co. .........................................     11,514,437
                                                                           ------------
          INDUSTRIAL CONGLOMERATES TOTAL................................     11,514,437
                                                                           ------------
          MACHINERY -- 3.1%
 63,349   Caterpillar, Inc. ............................................      6,037,793
                                                                           ------------
          MACHINERY TOTAL...............................................      6,037,793
                                                                           ------------
          INDUSTRIALS TOTAL.............................................     25,124,883
                                                                           ------------
          INFORMATION TECHNOLOGY -- 7.2%
          COMMUNICATIONS EQUIPMENT -- 3.8%
220,647   QUALCOMM, Inc. ...............................................      7,283,557
                                                                           ------------
          COMMUNICATIONS EQUIPMENT TOTAL................................      7,283,557
                                                                           ------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Separate Account Trust -- Marsico Focused Equities Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


SHARES                                                                         VALUE
----------------------------------------------------------------------------------------
          INTERNET SOFTWARE & SERVICES -- 3.4%
 22,140   Google, Inc., Class A(a)......................................   $  6,512,481
                                                                           ------------
          INTERNET SOFTWARE & SERVICES TOTAL............................      6,512,481
                                                                           ------------
          INFORMATION TECHNOLOGY TOTAL..................................     13,796,038
                                                                           ------------
          UTILITIES -- 3.5%
          ELECTRIC UTILITIES -- 3.5%
 80,630   TXU Corp. ....................................................      6,699,547
                                                                           ------------
          ELECTRIC UTILITIES TOTAL......................................      6,699,547
                                                                           ------------
          UTILITIES TOTAL...............................................      6,699,547
                                                                           ------------
          TOTAL COMMON STOCKS
            (cost of $134,534,276)......................................    182,128,407
                                                                           ------------
          INVESTMENT COMPANY -- 4.5%
8,687,194 SSgA Prime Money Market Fund..................................      8,687,194
                                                                           ------------
          TOTAL INVESTMENT COMPANY
            (cost of $8,687,194)........................................      8,687,194
                                                                           ------------
          TOTAL INVESTMENTS -- 99.6%
            (cost of $143,221,470)(b)...................................    190,815,601
                                                                           ------------
          OTHER ASSETS & LIABILITIES, NET -- 0.4%.......................        695,020
                                                                           ------------
          NET ASSETS -- 100.0%..........................................   $191,510,621
                                                                           ============

---------------

NOTES TO INVESTMENT PORTFOLIO:

(a)
  Non-income producing security.

(b)
  Cost for federal income tax purposes is $143,221,470.

At June 30, 2005, the Portfolio held investments in the following sectors:

                                                                  % OF
SECTOR                                                         NET ASSETS
-------------------------------------------------------------------------
Health Care.................................................      27.7%
Consumer Discretionary......................................      19.5
Financials..................................................      18.7
Industrials.................................................      13.1
Information Technology......................................       7.2
Consumer Staples............................................       5.4
Utilities...................................................       3.5
Investment Company..........................................       4.5
Other Assets & Liabilities, Net.............................       0.4
                                                                 -----
                                                                 100.0%
                                                                 =====

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Small Company Portfolio

  INVESTMENT PORTFOLIO                             JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            COMMON STOCKS -- 92.3%
            CONSUMER DISCRETIONARY -- 17.7%
            AUTOMOBILES -- 0.7%
    9,055   Winnebago Industries, Inc. ...................................   $   296,551
                                                                             -----------
            AUTOMOBILES TOTAL.............................................       296,551
                                                                             -----------
            DIVERSIFIED CONSUMER SERVICES -- 1.0%
   12,264   Education Management Corp.(a).................................       413,665
                                                                             -----------
            DIVERSIFIED CONSUMER SERVICES TOTAL...........................       413,665
                                                                             -----------
            HOTELS, RESTAURANTS & LEISURE -- 4.8%
   11,375   Gaylord Entertainment Co.(a)..................................       528,824
    9,395   Isle Of Capris Casinos, Inc.(a)...............................       246,149
    4,200   Kerzner International Ltd.(a).................................       239,190
    5,680   Lakes Entertainment, Inc.(a)..................................        87,472
   11,970   RARE Hospitality
              International, Inc.(a)......................................       364,726
    5,995   Scientific Games Corp., Class A(a)............................       161,445
   16,156   Shuffle Master, Inc.(a).......................................       452,853
                                                                             -----------
            HOTELS, RESTAURANTS & LEISURE TOTAL...........................     2,080,659
                                                                             -----------
            HOUSEHOLD DURABLES -- 1.0%
    3,840   Beazer Homes USA, Inc. .......................................       219,456
    6,765   Yankee Candle Co., Inc. ......................................       217,157
                                                                             -----------
            HOUSEHOLD DURABLES TOTAL......................................       436,613
                                                                             -----------
            INTERNET & CATALOG RETAIL -- 1.6%
    8,235   Blue Nile, Inc.(a)............................................       269,202
   11,287   Coldwater Creek, Inc.(a)......................................       281,159
    3,650   Overstock.com, Inc.(a)........................................       129,940
                                                                             -----------
            INTERNET & CATALOG RETAIL TOTAL...............................       680,301
                                                                             -----------
            MEDIA -- 2.7%
   29,380   Lions Gate Entertainment Corp.(a).............................       301,439
    5,105   R.H. Donnelley Corp.(a).......................................       316,408
   26,025   Radio One, Inc., Class D(a)...................................       332,339
    5,740   Valassis Communications, Inc.(a)..............................       212,667
                                                                             -----------
            MEDIA TOTAL...................................................     1,162,853
                                                                             -----------
            SPECIALTY RETAIL -- 3.6%
    7,150   Aeropostale, Inc.(a)..........................................       240,240
    1,940   Guitar Center, Inc.(a)........................................       113,238
   12,670   Hibbett Sporting Goods, Inc.(a)...............................       479,433
    2,280   Jarden Corp.(a)...............................................       122,938
    6,160   MarineMax, Inc.(a)............................................       192,500
    4,500   PETCO Animal Supplies, Inc.(a)................................       131,940
    8,249   Tuesday Morning Corp. ........................................       260,008
                                                                             -----------
            SPECIALTY RETAIL TOTAL........................................     1,540,297
                                                                             -----------

 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
    3,860   Deckers Outdoor Co.(a)........................................   $    94,956
   10,308   Jos. A. Bank Clothiers, Inc.(a)...............................       446,336
   18,005   Wolverine World Wide, Inc. ...................................       432,300
                                                                             -----------
            TEXTILES, APPAREL & LUXURY GOODS TOTAL........................       973,592
                                                                             -----------
            CONSUMER DISCRETIONARY TOTAL..................................     7,584,531
                                                                             -----------
            CONSUMER STAPLES -- 1.1%
            FOOD & STAPLES RETAILING -- 0.2%
    2,980   United Natural Foods, Inc.(a).................................        90,503
                                                                             -----------
            FOOD & STAPLES RETAILING TOTAL................................        90,503
                                                                             -----------
            FOOD PRODUCTS -- 0.4%
    6,925   Delta & Pine Land Co. ........................................       173,540
                                                                             -----------
            FOOD PRODUCTS TOTAL...........................................       173,540
                                                                             -----------
            HOUSEHOLD PRODUCTS -- 0.2%
    2,825   Spectrum Brands, Inc.(a)......................................        93,225
                                                                             -----------
            HOUSEHOLD PRODUCTS TOTAL......................................        93,225
                                                                             -----------
            PERSONAL PRODUCTS -- 0.3%
    4,430   Nu Skin Enterprises, Inc.,
              Class A.....................................................       103,219
                                                                             -----------
            PERSONAL PRODUCTS TOTAL.......................................       103,219
                                                                             -----------
            CONSUMER STAPLES TOTAL........................................       460,487
                                                                             -----------
            ENERGY -- 4.9%
            ENERGY EQUIPMENT & SERVICES -- 1.9%
    4,997   Atwood Oceanics, Inc.(a)......................................       307,615
    4,435   CAL Dive International, Inc.(a)...............................       232,261
    1,850   Energy Conversion Devices, Inc.(a)............................        41,403
   16,660   Grey Wolf, Inc.(a)............................................       123,451
    1,760   Hydril(a).....................................................        95,656
                                                                             -----------
            ENERGY EQUIPMENT & SERVICES TOTAL.............................       800,386
                                                                             -----------
            OIL, GAS & CONSUMABLE FUELS -- 3.0%
    3,050   Cheniere Energy, Inc.(a)......................................        94,855
    7,165   Denbury Resources, Inc.(a)....................................       284,952
    1,450   Frontier Oil Corp. ...........................................        42,557
   10,660   Remington Oil & Gas Corp.(a)..................................       380,562
    1,500   St. Mary Land & Exploration Co. ..............................        43,470
   24,905   Superior Energy Services, Inc.(a).............................       443,309
                                                                             -----------
            OIL, GAS & CONSUMABLE FUELS TOTAL.............................     1,289,705
                                                                             -----------
            ENERGY TOTAL..................................................     2,090,091
                                                                             -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Separate Account Trust -- Small Company Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            FINANCIALS -- 8.2%
            CAPITAL MARKETS -- 1.9%
   12,212   Affiliated Managers Group, Inc.(a)............................   $   834,446
                                                                             -----------
            CAPITAL MARKETS TOTAL.........................................       834,446
                                                                             -----------
            COMMERCIAL BANKS -- 4.0%
   18,775   Boston Private Financial
              Holdings, Inc. .............................................       473,130
    8,254   City National Corp. ..........................................       591,895
   10,037   Fidelity Bankshares, Inc. ....................................       266,181
    1,530   Prosperity Bancshares, Inc. ..................................        43,773
    8,669   South Financial Group, Inc. ..................................       246,373
    5,635   Texas Capital Bancshares,
              Inc.(a).....................................................       111,235
                                                                             -----------
            COMMERCIAL BANKS TOTAL........................................     1,732,587
                                                                             -----------
            CONSUMER FINANCE -- 1.2%
    6,021   Nelnet, Inc. Class A(a).......................................       200,318
   10,160   World Acceptance Corp.(a).....................................       305,308
                                                                             -----------
            CONSUMER FINANCE TOTAL........................................       505,626
                                                                             -----------
            INSURANCE -- 1.1%
    3,550   Selective Insurance Group, Inc. ..............................       175,902
    5,527   Triad Guaranty, Inc.(a).......................................       278,506
                                                                             -----------
            INSURANCE TOTAL...............................................       454,408
                                                                             -----------
            FINANCIALS TOTAL..............................................     3,527,067
                                                                             -----------
            HEALTH CARE -- 17.5%
            BIOTECHNOLOGY -- 3.9%
    6,285   Affymetrix, Inc.(a)...........................................       338,950
   10,075   AtheroGenics, Inc.(a).........................................       160,998
   23,470   Exelixis, Inc.(a).............................................       174,382
    9,600   Human Genome Sciences, Inc.(a)................................       111,168
   22,208   Illumina, Inc.(a).............................................       268,051
    2,670   Martek Biosciences Corp.(a)...................................       101,326
    3,400   OSI Pharmaceuticals, Inc.(a)..................................       138,958
    4,070   PRA International(a)..........................................       108,995
   14,203   Protein Design Labs, Inc.(a)..................................       287,043
                                                                             -----------
            BIOTECHNOLOGY TOTAL...........................................     1,689,871
                                                                             -----------
            HEALTH CARE EQUIPMENT & SUPPLIES -- 5.8%
   17,800   American Medical Systems
              Holdings, Inc.(a)...........................................       367,570
    3,589   Aspect Medical Systems, Inc.(a)...............................       106,737
    9,150   Hologic, Inc.(a)..............................................       363,712
   13,770   Immucor, Inc.(a)..............................................       398,641
    2,340   INAMED Corp.(a)...............................................       156,710
    2,175   Intuitive Surgical, Inc.(a)...................................       101,442
    7,750   Kyphon, Inc.(a)...............................................       269,623
   20,442   Respironics, Inc.(a)..........................................       738,161
                                                                             -----------
            HEALTH CARE EQUIPMENT & SUPPLIES TOTAL........................     2,502,596
                                                                             -----------
            HEALTH CARE PROVIDERS & SERVICES -- 5.7%
    4,000   Allion Healthcare, Inc.(a)....................................        65,608
    3,570   Apria Healthcare Group, Inc.(a)...............................       123,665

 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
   15,800   Centene Corp.(a)..............................................   $   530,564
    5,100   HealthExtras, Inc.(a).........................................       102,357
    7,817   LifePoint Hospitals, Inc.(a)..................................       394,915
    1,050   Psychiatric Solutions, Inc.(a)................................        51,145
    5,847   Triad Hospitals, Inc.(a)......................................       319,480
   34,660   VCA Antech, Inc.(a)...........................................       840,505
                                                                             -----------
            HEALTH CARE PROVIDERS & SERVICES TOTAL........................     2,428,239
                                                                             -----------
            PHARMACEUTICALS -- 2.1%
    7,420   Amylin Pharmaceuticals, Inc.(a)...............................       155,301
    8,600   Connetics Corp.(a)............................................       151,704
    5,400   MGI Pharma, Inc.(a)...........................................       117,504
    3,175   Par Pharmaceutical Companies,
              Inc.(a).....................................................       100,997
   17,403   Penwest Pharmaceuticals Co.(a)................................       205,703
    9,439   Salix Pharmaceuticals Ltd.(a).................................       166,693
                                                                             -----------
            PHARMACEUTICALS TOTAL.........................................       897,902
                                                                             -----------
            HEALTH CARE TOTAL.............................................     7,518,608
                                                                             -----------
            INDUSTRIALS -- 11.9%
            AEROSPACE & DEFENSE -- 1.3%
    2,530   Aviall, Inc.(a)...............................................        79,923
    2,325   Engineered Support Systems, Inc. .............................        83,305
   11,720   Teledyne Technologies, Inc.(a)................................       381,837
                                                                             -----------
            AEROSPACE & DEFENSE TOTAL.....................................       545,065
                                                                             -----------
            AIR FREIGHT & LOGISTICS -- 1.9%
   11,590   Hub Group, Inc., Class A(a)...................................       290,330
    7,484   UTI Worldwide, Inc. ..........................................       521,036
                                                                             -----------
            AIR FREIGHT & LOGISTICS TOTAL.................................       811,366
                                                                             -----------
            AIRLINES -- 0.2%
    9,130   Frontier Airlines, Inc.(a)....................................        94,313
                                                                             -----------
            AIRLINES TOTAL................................................        94,313
                                                                             -----------
            BUILDING PRODUCTS -- 0.1%
    1,550   Griffon Corp.(a)..............................................        34,410
                                                                             -----------
            BUILDING PRODUCTS TOTAL.......................................        34,410
                                                                             -----------
            COMMERCIAL SERVICES & SUPPLIES -- 3.4%
   12,520   Korn/Ferry International(a)...................................       222,230
   10,190   Labor Ready, Inc.(a)..........................................       237,529
    3,895   Mine Safety Appliances Co. ...................................       179,949
    4,075   Navigant Consulting, Inc.(a)..................................        71,964
   11,900   Resources Connection, Inc.(a).................................       276,437
    9,465   Senomyx, Inc.(a)..............................................       156,267
    8,720   Waste Connections, Inc.(a)....................................       325,169
                                                                             -----------
            COMMERCIAL SERVICES & SUPPLIES TOTAL..........................     1,469,545
                                                                             -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Small Company Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            CONSTRUCTION & ENGINEERING -- 1.0%
   18,358   Chicago Bridge & Iron Co., NV, N.Y. Registered Shares.........   $   419,664
                                                                             -----------
            CONSTRUCTION & ENGINEERING TOTAL..............................       419,664
                                                                             -----------
            ELECTRICAL EQUIPMENT -- 0.3%
   20,440   Evergreen Solar, Inc.(a)......................................       131,429
                                                                             -----------
            ELECTRICAL EQUIPMENT TOTAL....................................       131,429
                                                                             -----------
            MACHINERY -- 3.3%
    7,900   Actuant Corp., Class A(a).....................................       378,726
    5,695   Bucyrus International, Inc.,
              Class A.....................................................       216,296
    2,970   CLARCOR, Inc. ................................................        86,873
    5,163   Cuno, Inc.(a).................................................       368,845
      870   ESCO Technologies, Inc.(a)....................................        87,696
    2,120   Manitowoc Co., Inc. ..........................................        86,962
    8,600   Wabtec Corp. .................................................       184,728
                                                                             -----------
            MACHINERY TOTAL...............................................     1,410,126
                                                                             -----------
            ROAD & RAIL -- 0.4%
    5,820   Landstar System, Inc.(a)......................................       175,298
                                                                             -----------
            ROAD & RAIL TOTAL.............................................       175,298
                                                                             -----------
            INDUSTRIALS TOTAL.............................................     5,091,216
                                                                             -----------
            INFORMATION TECHNOLOGY -- 24.9%
            COMMUNICATIONS EQUIPMENT -- 3.2%
    4,900   ADTRAN, Inc. .................................................       121,471
   13,264   Anaren, Inc.(a)...............................................       174,421
   20,475   Audiocodes Ltd.(a)............................................       203,726
    7,035   Avocent Corp.(a)..............................................       183,895
   14,205   C-COR.net Corp.(a)............................................        97,304
    5,690   NICE Systems Ltd., ADR(a).....................................       224,584
   15,497   Packeteer, Inc.(a)............................................       218,508
    3,710   Plantronics, Inc. ............................................       134,896
                                                                             -----------
            COMMUNICATIONS EQUIPMENT TOTAL................................     1,358,805
                                                                             -----------
            COMPUTERS & PERIPHERALS -- 1.2%
   16,445   M-Systems Flash Disk Pioneers Ltd.(a).........................       315,251
   20,725   Neoware Systems, Inc.(a)......................................       212,224
                                                                             -----------
            COMPUTERS & PERIPHERALS TOTAL.................................       527,475
                                                                             -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.0%
   15,320   Aeroflex, Inc.(a).............................................       128,688
    1,914   Applied Films Corp.(a)........................................        48,998
   12,079   Daktronics, Inc. .............................................       241,701
    3,976   FLIR Systems, Inc.(a).........................................       118,644
    8,875   Global Imaging Systems, Inc.(a)...............................       282,758
    3,800   Itron, Inc.(a)................................................       169,784
   20,753   Plexus Corp.(a)...............................................       295,315
                                                                             -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS TOTAL......................     1,285,888
                                                                             -----------

 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            INTERNET SOFTWARE & SERVICES -- 3.1%
    9,870   CNET Networks, Inc.(a)........................................   $   115,874
    4,380   Digital River, Inc.(a)........................................       139,065
   30,575   Digitas, Inc.(a)..............................................       348,861
    9,245   EarthLink, Inc.(a)............................................        80,062
    1,160   Equinix, Inc.(a)..............................................        50,274
    9,190   InfoSpace, Inc.(a)............................................       302,626
   20,718   Secure Computing Corp.(a).....................................       225,412
    6,385   ValueClick, Inc.(a)...........................................        78,727
                                                                             -----------
            INTERNET SOFTWARE & SERVICES TOTAL............................     1,340,901
                                                                             -----------
            IT SERVICES -- 2.4%
    8,899   Anteon International Corp.(a).................................       405,972
    7,740   Euronet Worldwide, Inc.(a)....................................       225,002
    4,619   MTC Technologies, Inc.(a).....................................       170,118
   21,910   Sykes Enterprises, Inc.(a)....................................       207,707
                                                                             -----------
            IT SERVICES TOTAL.............................................     1,008,799
                                                                             -----------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.6%
    9,025   Cymer, Inc.(a)................................................       237,809
   17,500   Integrated Device Technology,
              Inc.(a).....................................................       188,125
   38,527   Microsemi Corp.(a)............................................       724,308
   23,750   Semtech Corp.(a)..............................................       395,437
   11,610   Tessera Technologies, Inc.(a).................................       387,890
    5,520   Varian Semiconductor Equipment Associates, Inc.(a)............       204,240
   23,474   Virage Logic Corp.(a).........................................       241,782
                                                                             -----------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT TOTAL................     2,379,591
                                                                             -----------
            SOFTWARE -- 6.4%
    8,100   American Reprographics Co.(a).................................       130,329
    8,353   ANSYS, Inc.(a)................................................       296,615
   25,460   Aspect Communications Corp.(a)................................       285,916
    9,650   Borland Software Corp.(a).....................................        66,199
   13,075   Epicor Software Corp.(a)......................................       172,590
   10,925   Hyperion Solutions Corp.(a)...................................       439,622
    2,432   Kronos, Inc.(a)...............................................        98,228
    3,690   Macrovision Corp.(a)..........................................        83,173
    2,820   MICROS Systems, Inc.(a).......................................       126,195
    9,510   Open Solutions, Inc.(a).......................................       193,148
   18,007   Progress Software Corp.(a)....................................       542,911
    9,820   Quest Software, Inc.(a).......................................       133,847
   16,275   RSA Security, Inc.(a).........................................       186,837
                                                                             -----------
            SOFTWARE TOTAL................................................     2,755,610
                                                                             -----------
            INFORMATION TECHNOLOGY TOTAL..................................    10,657,069
                                                                             -----------
            MATERIALS -- 2.9%
            CHEMICALS -- 1.1%
    5,245   Airgas, Inc. .................................................       129,394
   12,687   Symyx Technologies, Inc.(a)...................................       354,982
                                                                             -----------
            CHEMICALS TOTAL...............................................       484,376
                                                                             -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations Separate Account Trust -- Small Company Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            CONSTRUCTION MATERIALS -- 0.3%
    1,410   Eagle Materials, Inc. ........................................   $   130,552
                                                                             -----------
            CONSTRUCTION MATERIALS TOTAL..................................       130,552
                                                                             -----------
            METALS & MINING -- 1.5%
    5,915   Allegheny Technologies, Inc. .................................       130,485
   14,801   AMCOL International Corp. ....................................       278,111
    1,650   Cleveland-Cliffs, Inc. .......................................        95,304
    1,640   Foundation Coal Holdings, Inc. ...............................        42,542
    1,880   Reliance Steel & Aluminum Co. ................................        69,691
                                                                             -----------
            METALS & MINING TOTAL.........................................       616,133
                                                                             -----------
            MATERIALS TOTAL...............................................     1,231,061
                                                                             -----------
            TELECOMMUNICATION SERVICES -- 2.1%
            WIRELESS TELECOMMUNICATION SERVICES -- 2.1%
   12,280   Alamosa Holdings, Inc.(a).....................................       170,692
   22,975   SBA Communications Corp.,
              Class A(a)..................................................       310,163
   11,725   SpectraLink Corp. ............................................       123,347
    6,590   Western Wireless Corp., Class A(a)............................       278,757
                                                                             -----------
            WIRELESS TELECOMMUNICATION SERVICES TOTAL.....................       882,959
                                                                             -----------
            TELECOMMUNICATION SERVICES TOTAL..............................       882,959
                                                                             -----------
            UTILITIES -- 1.1%
            GAS UTILITIES -- 1.1%
   14,100   Energen Corp. ................................................       494,205
                                                                             -----------
            GAS UTILITIES TOTAL...........................................       494,205
                                                                             -----------
            UTILITIES TOTAL...............................................       494,205
                                                                             -----------
            TOTAL COMMON STOCKS
              (cost of $32,040,314).......................................    39,537,294
                                                                             -----------

 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 7.4%
    3,250   iShares Dow Jones U.S. Real Estate Index Fund(a)..............   $   206,700
    5,700   iShares Nasdaq Biotechnology
              Index Fund(a)...............................................       387,030
   23,280   iShares Russell 2000 Index
              Fund(a).....................................................     1,482,936
1,092,000   Nations Cash Reserves,
              Capital Class Shares (b)....................................     1,092,000
                                                                             -----------
            TOTAL INVESTMENT COMPANIES
              (cost of $3,091,713)........................................     3,168,666
                                                                             -----------
            TOTAL INVESTMENTS -- 99.7%
              (cost of $35,132,027)(c)....................................    42,705,960
                                                                             -----------
            OTHER ASSETS & LIABILITIES, NET -- 0.3%.......................       111,568
                                                                             -----------
            NET ASSETS -- 100.0%..........................................   $42,817,528
                                                                             ===========

---------------

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.

(b) Money market mutual fund registered under the Investment
    Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(c) Cost for federal income tax purposes is $35,132,027.

At June 30, 2005, the Portfolio held investments in the following sectors:

                                                                  % OF
SECTOR                                                         NET ASSETS
-------------------------------------------------------------------------
Information Technology......................................      24.9%
Consumer Discretionary......................................      17.7
Health Care.................................................      17.5
Industrials.................................................      11.9
Financials..................................................       8.2
Energy......................................................       4.9
Materials...................................................       2.9
Telecommunication Services..................................       2.1
Utilities...................................................       1.1
Consumer Staples............................................       1.1
Investment Companies........................................       7.4
Other Assets & Liabilities, Net.............................       0.3
                                                                 -----
                                                                 100.0%
                                                                 =====

ACRONYM   NAME
-------   ----
ADR       American Depositary Receipt

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Marsico 21st Century Portfolio

  INVESTMENT PORTFOLIO                             JUNE 30, 2005 (UNAUDITED)


SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
          COMMON STOCKS -- 95.4%
          CONSUMER DISCRETIONARY -- 20.1%
          HOTELS, RESTAURANTS & LEISURE -- 12.5%
 10,141   Kerzner International Ltd.(a).................................   $   577,530
 10,142   Las Vegas Sands Corp.(a)......................................       362,577
265,888   Shangri-La Asia Ltd. .........................................       410,616
  2,975   Station Casinos, Inc. ........................................       197,540
 16,852   Wynn Resorts Ltd.(a)..........................................       796,594
  3,900   Yum! Brands, Inc. ............................................       203,112
                                                                           -----------
          HOTELS, RESTAURANTS & LEISURE TOTAL...........................     2,547,969
                                                                           -----------
          HOUSEHOLD DURABLES -- 4.4%
  8,417   Harman International Industries, Inc. ........................       684,807
  1,992   Toll Brothers, Inc.(a)........................................       202,288
                                                                           -----------
          HOUSEHOLD DURABLES TOTAL......................................       887,095
                                                                           -----------
          MULTILINE RETAIL -- 3.0%
  9,082   Nordstrom, Inc. ..............................................       617,303
                                                                           -----------
          MULTILINE RETAIL TOTAL........................................       617,303
                                                                           -----------
          TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
  1,713   Volcom, Inc.(a)...............................................        45,857
                                                                           -----------
          TEXTILES, APPAREL & LUXURY GOODS TOTAL........................        45,857
                                                                           -----------
          CONSUMER DISCRETIONARY TOTAL..................................     4,098,224
                                                                           -----------
          CONSUMER STAPLES -- 5.5%
          FOOD & STAPLES RETAILING -- 0.5%
    884   Whole Foods Market, Inc. .....................................       104,577
                                                                           -----------
          FOOD & STAPLES RETAILING TOTAL................................       104,577
                                                                           -----------
          FOOD PRODUCTS -- 2.0%
 11,628   Dean Foods Co.(a).............................................       409,771
                                                                           -----------
          FOOD PRODUCTS TOTAL...........................................       409,771
                                                                           -----------
          HOUSEHOLD PRODUCTS -- 3.0%
 11,522   Procter & Gamble Co. .........................................       607,785
                                                                           -----------
          HOUSEHOLD PRODUCTS TOTAL......................................       607,785
                                                                           -----------
          CONSUMER STAPLES TOTAL........................................     1,122,133
                                                                           -----------
          FINANCIALS -- 32.4%
          CAPITAL MARKETS -- 7.3%
 11,719   Crystal River Capital(a)(b)...................................       292,975
 11,209   Jefferies Group, Inc. ........................................       424,709
  9,946   UBS AG, Registered Shares.....................................       774,273
                                                                           -----------
          CAPITAL MARKETS TOTAL.........................................     1,491,957
                                                                           -----------

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
          COMMERCIAL BANKS -- 3.7%
 46,860   UCBH Holdings, Inc. ..........................................   $   761,006
                                                                           -----------
          COMMERCIAL BANKS TOTAL........................................       761,006
                                                                           -----------
          CONSUMER FINANCE -- 2.8%
 16,091   First Marblehead Corp.(a).....................................       564,150
                                                                           -----------
          CONSUMER FINANCE TOTAL........................................       564,150
                                                                           -----------
          DIVERSIFIED FINANCIAL SERVICES -- 4.0%
  2,731   Chicago Mercantile Exchange...................................       807,011
    176   Nuveen Investments, Class A...................................         6,621
                                                                           -----------
          DIVERSIFIED FINANCIAL SERVICES TOTAL..........................       813,632
                                                                           -----------
          REAL ESTATE -- 11.6%
 40,140   Government Properties Trust, Inc. ............................       390,161
 24,731   KKR Financial Corp., REIT(a)..................................       618,275
  1,662   Rayonier, Inc. ...............................................        88,136
  3,649   Redwood Trust, Inc., REIT ....................................       188,288
 13,322   St. Joe Co. ..................................................     1,086,276
                                                                           -----------
          REAL ESTATE TOTAL.............................................     2,371,136
                                                                           -----------
          THRIFTS & MORTGAGE FINANCE -- 3.0%
 16,011   Countrywide Financial Corp. ..................................       618,185
                                                                           -----------
          THRIFTS & MORTGAGE FINANCE TOTAL..............................       618,185
                                                                           -----------
          FINANCIALS TOTAL..............................................     6,620,066
                                                                           -----------
          HEALTH CARE -- 18.1%
          BIOTECHNOLOGY -- 3.5%
  8,968   Genentech, Inc.(a)............................................       719,951
                                                                           -----------
          BIOTECHNOLOGY TOTAL...........................................       719,951
                                                                           -----------
          HEALTH CARE PROVIDERS & SERVICES -- 6.7%
 14,696   AMERIGROUP Corp.(a)...........................................       590,779
 14,816   UnitedHealth Group, Inc. .....................................       772,507
                                                                           -----------
          HEALTH CARE PROVIDERS & SERVICES TOTAL........................     1,363,286
                                                                           -----------
          PHARMACEUTICALS -- 7.9%
 20,483   Amylin Pharmaceuticals, Inc.(a)...............................       428,709
 21,271   Pfizer, Inc. .................................................       586,654
  4,749   Roche Holding AG, Genusschein.................................       599,081
                                                                           -----------
          PHARMACEUTICALS TOTAL.........................................     1,614,444
                                                                           -----------
          HEALTH CARE TOTAL.............................................     3,697,681
                                                                           -----------
          INDUSTRIALS -- 10.3%
          AEROSPACE & DEFENSE -- 2.9%
 11,471   United Technologies Corp. ....................................       589,036
                                                                           -----------
          AEROSPACE & DEFENSE TOTAL.....................................       589,036
                                                                           -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations Separate Account Trust -- Marsico 21st Century Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
          AIR FREIGHT & LOGISTICS -- 2.5%
  6,267   FedEx Corp. ..................................................   $   507,689
                                                                           -----------
          AIR FREIGHT & LOGISTICS TOTAL.................................       507,689
                                                                           -----------
          INDUSTRIAL CONGLOMERATES -- 2.6%
 15,415   General Electric Co. .........................................       534,130
                                                                           -----------
          INDUSTRIAL CONGLOMERATES TOTAL................................       534,130
                                                                           -----------
          MACHINERY -- 2.3%
  4,828   Caterpillar, Inc. ............................................       460,157
                                                                           -----------
          MACHINERY TOTAL...............................................       460,157
                                                                           -----------
          INDUSTRIALS TOTAL.............................................     2,091,012
                                                                           -----------
          INFORMATION TECHNOLOGY -- 9.0%
          COMMUNICATIONS EQUIPMENT -- 5.3%
 15,100   Cisco Systems, Inc.(a)........................................       288,561
  3,811   Juniper Networks, Inc.(a).....................................        95,961
 21,100   QUALCOMM, Inc. ...............................................       696,511
                                                                           -----------
          COMMUNICATIONS EQUIPMENT TOTAL................................     1,081,033
                                                                           -----------
          INTERNET SOFTWARE & SERVICES -- 2.1%
  1,499   Google, Inc., Class A(a)......................................       440,931
                                                                           -----------
          INTERNET SOFTWARE & SERVICES TOTAL............................       440,931
                                                                           -----------

SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
          SOFTWARE -- 1.6%
 11,198   Adobe Systems, Inc. ..........................................   $   320,487
                                                                           -----------
          SOFTWARE TOTAL................................................       320,487
                                                                           -----------
          INFORMATION TECHNOLOGY TOTAL..................................     1,842,451
                                                                           -----------
          TOTAL COMMON STOCKS
            (cost of $17,069,661).......................................    19,471,567
                                                                           -----------
          INVESTMENT COMPANY -- 4.4%
887,720   SSgA Prime Money Market Fund..................................       887,720
                                                                           -----------
          TOTAL INVESTMENT COMPANY
            (cost of $887,720)..........................................       887,720
                                                                           -----------
          TOTAL INVESTMENTS -- 99.8%
            (cost of $17,957,381)(c)....................................    20,359,287
                                                                           -----------
          OTHER ASSETS & LIABILITIES, NET -- 0.2%.......................        49,721
                                                                           -----------
          NET ASSETS -- 100.0%..........................................   $20,409,008
                                                                           ===========

---------------
NOTES TO INVESTMENT PORTFOLIO:

(a)
  Non-income producing security.

(b)
  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of this security represents 1.4% of net assets.

(c)
  Cost for federal income tax purposes is $17,957,381.

ACRONYM                             NAME
-------                             ----
REIT      Real Estate Investment Trust

At June 30, 2005, the Portfolio held investments in the following sectors:

                                                                  % OF
SECTOR                                                         NET ASSETS
-------------------------------------------------------------------------
Financials..................................................      32.4%
Consumer Discretionary......................................      20.1
Health Care.................................................      18.1
Industrials.................................................      10.3
Information Technology......................................       9.0
Consumer Staples............................................       5.5
Investment Company..........................................       4.4
Other Assets & Liabilities, Net.............................       0.2
                                                                 -----
                                                                 100.0%
                                                                 =====

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Marsico Growth Portfolio

  INVESTMENT PORTFOLIO                             JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            COMMON STOCKS -- 99.8%
            CONSUMER DISCRETIONARY -- 22.3%
            HOTELS, RESTAURANTS & LEISURE -- 9.1%
   24,309   Four Seasons Hotels, Inc. ....................................   $  1,606,825
   49,250   MGM Mirage(a).................................................      1,949,315
   52,217   Royal Caribbean Cruises Ltd. .................................      2,525,214
   42,940   Starbucks Corp.(a)............................................      2,218,281
   40,205   Wynn Resorts Ltd.(a)..........................................      1,900,490
   83,937   Yum! Brands, Inc. ............................................      4,371,439
                                                                             ------------
            HOTELS, RESTAURANTS & LEISURE TOTAL...........................     14,571,564
                                                                             ------------
            HOUSEHOLD DURABLES -- 5.5%
    7,410   Harman International
              Industries, Inc. ...........................................        602,878
   27,345   KB Home.......................................................      2,084,509
   45,582   Lennar Corp., Class A.........................................      2,892,178
   25,390   M.D.C. Holdings, Inc. ........................................      2,088,327
   11,404   Toll Brothers, Inc.(a)........................................      1,158,076
                                                                             ------------
            HOUSEHOLD DURABLES TOTAL......................................      8,825,968
                                                                             ------------
            MULTILINE RETAIL -- 2.2%
   65,846   Target Corp. .................................................      3,582,681
                                                                             ------------
            MULTILINE RETAIL TOTAL........................................      3,582,681
                                                                             ------------
            SPECIALTY RETAIL -- 3.4%
   92,440   Lowe's Companies, Inc. .......................................      5,381,857
                                                                             ------------
            SPECIALTY RETAIL TOTAL........................................      5,381,857
                                                                             ------------
            TEXTILES, APPAREL & LUXURY GOODS -- 2.1%
   37,733   NIKE, Inc., Class B...........................................      3,267,678
                                                                             ------------
            TEXTILES, APPAREL & LUXURY GOODS TOTAL........................      3,267,678
                                                                             ------------
            CONSUMER DISCRETIONARY TOTAL..................................     35,629,748
                                                                             ------------
            CONSUMER STAPLES -- 6.4%
            BEVERAGES -- 0.7%
   19,894   PepsiCo, Inc. ................................................      1,072,884
                                                                             ------------
            BEVERAGES TOTAL...............................................      1,072,884
                                                                             ------------
            FOOD & STAPLES RETAILING -- 2.2%
   69,829   CVS Corp. ....................................................      2,029,929
   34,680   Walgreen Co. .................................................      1,594,933
                                                                             ------------
            FOOD & STAPLES RETAILING TOTAL................................      3,624,862
                                                                             ------------
            HOUSEHOLD PRODUCTS -- 3.5%
  105,276   Procter & Gamble Co. .........................................      5,553,309
                                                                             ------------
            HOUSEHOLD PRODUCTS TOTAL......................................      5,553,309
                                                                             ------------
            CONSUMER STAPLES TOTAL........................................     10,251,055
                                                                             ------------

 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            ENERGY -- 0.3%
            OIL, GAS & CONSUMABLE FUELS -- 0.3%
   15,456   Canadian Natural Resources Ltd. ..............................   $    562,289
                                                                             ------------
            OIL, GAS & CONSUMABLE FUELS TOTAL.............................        562,289
                                                                             ------------
            ENERGY TOTAL..................................................        562,289
                                                                             ------------
            FINANCIALS -- 15.2%
            CAPITAL MARKETS -- 3.2%
    6,334   Goldman Sachs Group, Inc. ....................................        646,195
    7,707   Lehman Brothers Holdings, Inc. ...............................        765,151
   47,699   UBS AG, Registered Shares.....................................      3,713,367
                                                                             ------------
            CAPITAL MARKETS TOTAL.........................................      5,124,713
                                                                             ------------
            COMMERCIAL BANKS -- 1.3%
   34,312   UCBH Holdings, Inc. ..........................................        557,227
   24,372   Wells Fargo & Co. ............................................      1,500,828
                                                                             ------------
            COMMERCIAL BANKS TOTAL........................................      2,058,055
                                                                             ------------
            CONSUMER FINANCE -- 3.3%
  102,607   SLM Corp. ....................................................      5,212,436
                                                                             ------------
            CONSUMER FINANCE TOTAL........................................      5,212,436
                                                                             ------------
            DIVERSIFIED FINANCIAL SERVICES -- 3.2%
    8,992   Chicago Mercantile Exchange...................................      2,657,136
   53,822   Citigroup, Inc. ..............................................      2,488,191
                                                                             ------------
            DIVERSIFIED FINANCIAL SERVICES TOTAL..........................      5,145,327
                                                                             ------------
            REAL ESTATE -- 1.1%
   21,110   St. Joe Co. ..................................................      1,721,309
                                                                             ------------
            REAL ESTATE TOTAL.............................................      1,721,309
                                                                             ------------
            THRIFTS & MORTGAGE FINANCE -- 3.1%
  130,066   Countrywide Financial Corp. ..................................      5,021,848
                                                                             ------------
            THRIFTS & MORTGAGE FINANCE TOTAL..............................      5,021,848
                                                                             ------------
            FINANCIALS TOTAL..............................................     24,283,688
                                                                             ------------
            HEALTH CARE -- 30.7%
            BIOTECHNOLOGY -- 7.3%
  145,340   Genentech, Inc.(a)............................................     11,667,895
                                                                             ------------
            BIOTECHNOLOGY TOTAL                                                11,667,895
                                                                             ------------
            HEALTH CARE EQUIPMENT & SUPPLIES -- 4.7%
   57,022   Medtronic, Inc. ..............................................      2,953,169
   59,653   Zimmer Holdings, Inc.(a)......................................      4,543,769
                                                                             ------------
            HEALTH CARE EQUIPMENT & SUPPLIES TOTAL........................      7,496,938
                                                                             ------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Separate Account Trust -- Marsico Growth Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES -- 12.5%
    7,510   Aetna, Inc. ..................................................   $    621,978
   10,868   Pacificare Health Systems, Inc.(a)............................        776,519
   41,174   Quest Diagnostics, Inc. ......................................      2,193,339
  295,778   UnitedHealth Group, Inc. .....................................     15,421,865
   13,170   WellPoint, Inc.(a)............................................        917,159
                                                                             ------------
            HEALTH CARE PROVIDERS & SERVICES TOTAL........................     19,930,860
                                                                             ------------
            PHARMACEUTICALS -- 6.2%
   64,601   Johnson & Johnson.............................................      4,199,065
   84,844   Pfizer, Inc. .................................................      2,339,998
   82,706   Sanofi-Aventis, ADR...........................................      3,390,119
                                                                             ------------
            PHARMACEUTICALS TOTAL.........................................      9,929,182
                                                                             ------------
            HEALTH CARE TOTAL.............................................     49,024,875
                                                                             ------------
            INDUSTRIALS -- 15.0%
            AEROSPACE & DEFENSE -- 5.1%
   24,945   General Dynamics Corp. .......................................      2,732,475
   37,498   Lockheed Martin Corp. ........................................      2,432,495
   59,214   United Technologies Corp. ....................................      3,040,639
                                                                             ------------
            AEROSPACE & DEFENSE TOTAL.....................................      8,205,609
                                                                             ------------
            AIR FREIGHT & LOGISTICS -- 3.4%
   67,081   FedEx Corp. ..................................................      5,434,232
                                                                             ------------
            AIR FREIGHT & LOGISTICS TOTAL.................................      5,434,232
                                                                             ------------
            INDUSTRIAL CONGLOMERATES -- 4.4%
  202,503   General Electric Co. .........................................      7,016,729
                                                                             ------------
            INDUSTRIAL CONGLOMERATES TOTAL................................      7,016,729
                                                                             ------------
            MACHINERY -- 2.1%
   34,703   Caterpillar, Inc. ............................................      3,307,543
                                                                             ------------
            MACHINERY TOTAL...............................................      3,307,543
                                                                             ------------
            INDUSTRIALS TOTAL.............................................     23,964,113
                                                                             ------------
            INFORMATION TECHNOLOGY -- 8.5%
            COMMUNICATIONS EQUIPMENT -- 3.6%
  102,588   Cisco Systems, Inc.(a)........................................      1,960,457
  114,334   QUALCOMM, Inc. ...............................................      3,774,165
                                                                             ------------
            COMMUNICATIONS EQUIPMENT TOTAL................................      5,734,622
                                                                             ------------
            COMPUTERS & PERIPHERALS -- 0.0%
    4,500   Seagate Technology, Inc., Escrow Shares(a)....................             45
                                                                             ------------
            COMPUTERS & PERIPHERALS TOTAL.................................             45
                                                                             ------------

 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            INTERNET SOFTWARE & SERVICES -- 3.1%
   16,718   Google, Inc., Class A(a)......................................   $  4,917,599
                                                                             ------------
            INTERNET SOFTWARE & SERVICES TOTAL............................      4,917,599
                                                                             ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.4%
   85,683   Intel Corp. ..................................................      2,232,899
                                                                             ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT TOTAL................      2,232,899
                                                                             ------------
            SOFTWARE -- 0.4%
   22,619   Adobe Systems, Inc. ..........................................        647,356
                                                                             ------------
            SOFTWARE TOTAL                                                        647,356
                                                                             ------------
            INFORMATION TECHNOLOGY TOTAL..................................     13,532,521
                                                                             ------------
            UTILITIES -- 1.4%
            ELECTRIC UTILITIES -- 1.4%
   27,457   TXU Corp. ....................................................      2,281,402
                                                                             ------------
            ELECTRIC UTILITIES TOTAL......................................      2,281,402
                                                                             ------------
            UTILITIES TOTAL...............................................      2,281,402
                                                                             ------------
            TOTAL COMMON STOCKS
              (cost of $120,356,867)......................................    159,529,691
                                                                             ------------
            INVESTMENT COMPANY -- 1.7%
2,695,379   SSgA Prime Money Market Fund..................................      2,695,379
                                                                             ------------
            TOTAL INVESTMENT COMPANY
              (cost of $2,695,379)........................................      2,695,379
                                                                             ------------
            TOTAL INVESTMENTS -- 101.5%
              (cost of $123,052,246)(b)...................................    162,225,070
                                                                             ------------
            OTHER ASSETS & LIABILITIES, NET -- (1.5)%.....................     (2,361,487)
                                                                             ------------
            NET ASSETS -- 100.0%..........................................   $159,863,583
                                                                             ============

---------------

NOTES TO INVESTMENT PORTFOLIO:

(a)Non-income producing security.

(b)Cost for federal income tax purposes is $123,052,246.

ACRONYM   NAME
-------   ----
ADR       American Depositary Receipt

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Marsico Growth Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


At June 30, 2005, the Portfolio held investments in the following sectors:

                                                                  % OF
SECTOR                                                         NET ASSETS
-------------------------------------------------------------------------
Health Care.................................................      30.7%
Consumer Discretionary......................................      22.3
Financials..................................................      15.2
Industrials.................................................      15.0
Information Technology......................................       8.5
Consumer Staples............................................       6.4
Utilities...................................................       1.4
Energy......................................................       0.3
Investment Company..........................................       1.7
Other Assets & Liabilities, Net.............................      (1.5)
                                                                 -----
                                                                 100.0%
                                                                 =====

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Separate Account Trust -- Marsico MidCap Growth Portfolio

  INVESTMENT PORTFOLIO                             JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            COMMON STOCKS -- 96.0%
            CONSUMER DISCRETIONARY -- 26.4%
            HOTELS, RESTAURANTS & LEISURE -- 15.9%
   16,812   The Cheesecake Factory, Inc.(a)...............................   $   583,881
   32,274   Kerzner International Ltd.(a).................................     1,838,004
   29,643   Las Vegas Sands Corp.(a)......................................     1,059,737
   36,146   MGM Mirage Inc.(a)............................................     1,430,659
  796,000   Shangri-La Asia Ltd. .........................................     1,229,279
   17,906   Station Casinos, Inc. ........................................     1,188,958
   34,120   Wynn Resorts Ltd.(a)..........................................     1,612,853
   11,464   Yum! Brands, Inc. ............................................       597,045
                                                                             -----------
            HOTELS, RESTAURANTS & LEISURE TOTAL...........................     9,540,416
                                                                             -----------
            HOUSEHOLD DURABLES -- 4.3%
   24,654   Harman International
              Industries, Inc. ...........................................     2,005,850
    5,835   Toll Brothers, Inc.(a)........................................       592,544
                                                                             -----------
            HOUSEHOLD DURABLES TOTAL......................................     2,598,394
                                                                             -----------
            MULTILINE RETAIL -- 3.2%
   27,880   Nordstrom, Inc. ..............................................     1,895,004
                                                                             -----------
            MULTILINE RETAIL TOTAL........................................     1,895,004
                                                                             -----------
            SPECIALTY RETAIL -- 0.5%
   10,261   MarineMax, Inc.(a)............................................       320,656
                                                                             -----------
            SPECIALTY RETAIL TOTAL........................................       320,656
                                                                             -----------
            TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
   44,871   Coach, Inc.(a)................................................     1,506,319
                                                                             -----------
            TEXTILES, APPAREL & LUXURY GOODS TOTAL........................     1,506,319
                                                                             -----------
            CONSUMER DISCRETIONARY TOTAL..................................    15,860,789
                                                                             -----------
            CONSUMER STAPLES -- 2.7%
            FOOD & STAPLES RETAILING -- 0.5%
    2,588   Whole Foods Market, Inc. .....................................       306,160
                                                                             -----------
            FOOD & STAPLES RETAILING TOTAL................................       306,160
                                                                             -----------
            FOOD PRODUCTS -- 2.2%
   36,751   Dean Foods Co.(a).............................................     1,295,105
                                                                             -----------
            FOOD PRODUCTS TOTAL...........................................     1,295,105
                                                                             -----------
            CONSUMER STAPLES TOTAL........................................     1,601,265
                                                                             -----------
            FINANCIALS -- 29.4%
            CAPITAL MARKETS -- 4.4%
   36,316   Crystal River Capital(a)(b)...................................       907,900
   45,226   Jefferies Group, Inc. ........................................     1,713,613
                                                                             -----------
            CAPITAL MARKETS TOTAL.........................................     2,621,513
                                                                             -----------

 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            COMMERCIAL BANKS -- 5.6%
   25,258   Bank of Hawaii Corp. .........................................   $ 1,281,844
  127,856   UCBH Holdings, Inc. ..........................................     2,076,381
                                                                             -----------
            COMMERCIAL BANKS TOTAL........................................     3,358,225
                                                                             -----------
            CONSUMER FINANCE -- 2.7%
   47,134   First Marblehead Corp.(a).....................................     1,652,518
                                                                             -----------
            CONSUMER FINANCE TOTAL........................................     1,652,518
                                                                             -----------
            DIVERSIFIED FINANCIAL SERVICES -- 4.0%
    8,025   Chicago Mercantile Exchange...................................     2,371,387
      775   Nuveen Investments, Class A...................................        29,156
                                                                             -----------
            DIVERSIFIED FINANCIAL SERVICES TOTAL..........................     2,400,543
                                                                             -----------
            REAL ESTATE -- 9.7%
    7,158   Brascan Corp., Class A........................................       273,509
   61,030   Government Properties Trust, Inc. ............................       593,212
   48,406   KKR Financial Corp.(a)........................................     1,210,150
    8,366   Rayonier, Inc. ...............................................       443,649
    5,611   Redwood Trust, Inc. ..........................................       289,528
   37,256   St. Joe Co. ..................................................     3,037,854
                                                                             -----------
            REAL ESTATE TOTAL.............................................     5,847,902
                                                                             -----------
            THRIFTS & MORTGAGE FINANCE -- 3.0%
   46,899   Countrywide Financial Corp. ..................................     1,810,770
                                                                             -----------
            THRIFTS & MORTGAGE FINANCE TOTAL..............................     1,810,770
                                                                             -----------
            FINANCIALS TOTAL..............................................    17,691,471
                                                                             -----------
            HEALTH CARE -- 19.1%
            BIOTECHNOLOGY -- 4.3%
   42,739   Genzyme Corp.(a)..............................................     2,568,186
                                                                             -----------
            BIOTECHNOLOGY TOTAL...........................................     2,568,186
                                                                             -----------
            HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
    4,822   Biosite, Inc.(a)..............................................       265,162
   10,691   Cochlear Ltd. ................................................       318,115
   23,200   Zimmer Holdings, Inc.(a)......................................     1,767,144
                                                                             -----------
            HEALTH CARE EQUIPMENT & SUPPLIES TOTAL........................     2,350,421
                                                                             -----------
            HEALTH CARE PROVIDERS & SERVICES -- 8.8%
   43,976   AMERIGROUP Corp.(a)...........................................     1,767,835
   25,630   Pacificare Health Systems, Inc.(a)............................     1,831,264
   32,138   Quest Diagnostics, Inc. ......................................     1,711,991
                                                                             -----------
            HEALTH CARE PROVIDERS & SERVICES TOTAL........................     5,311,090
                                                                             -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Marsico MidCap Growth Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            PHARMACEUTICALS -- 2.1%
   60,045   Amylin Pharmaceuticals, Inc.(a)...............................   $ 1,256,742
                                                                             -----------
            PHARMACEUTICALS TOTAL.........................................     1,256,742
                                                                             -----------
            HEALTH CARE TOTAL.............................................    11,486,439
                                                                             -----------
            INDUSTRIALS -- 6.9%
            AEROSPACE & DEFENSE -- 0.7%
    3,840   Alliant Techsystems, Inc.(a)..................................       271,104
    7,116   Hexcel Corp.(a)...............................................       120,403
                                                                             -----------
            AEROSPACE & DEFENSE TOTAL.....................................       391,507
                                                                             -----------
            AIR FREIGHT & LOGISTICS -- 3.0%
   35,886   Expeditors International of
              Washington, Inc. ...........................................     1,787,482
                                                                             -----------
            AIR FREIGHT & LOGISTICS TOTAL.................................     1,787,482
                                                                             -----------
            MACHINERY -- 3.2%
   17,406   Caterpillar, Inc. ............................................     1,658,966
    8,550   Watts Water Technologies, Inc. ...............................       286,339
                                                                             -----------
            MACHINERY TOTAL...............................................     1,945,305
                                                                             -----------
            INDUSTRIALS TOTAL.............................................     4,124,294
                                                                             -----------
            INFORMATION TECHNOLOGY -- 11.5%
            COMMUNICATIONS EQUIPMENT -- 5.4%
   44,424   Cisco Systems, Inc.(a)........................................       848,942
   22,832   Juniper Networks, Inc.(a).....................................       574,910
   55,978   QUALCOMM, Inc. ...............................................     1,847,834
                                                                             -----------
            COMMUNICATIONS EQUIPMENT TOTAL................................     3,271,686
                                                                             -----------
            COMPUTERS & PERIPHERALS -- 1.9%
   32,484   NCR Corp.(a)..................................................     1,140,838
                                                                             -----------
            COMPUTERS & PERIPHERALS TOTAL.................................     1,140,838
                                                                             -----------
            INTERNET SOFTWARE & SERVICES -- 2.2%
    4,397   Google, Inc., Class A(a)......................................     1,293,378
                                                                             -----------
            INTERNET SOFTWARE & SERVICES TOTAL............................     1,293,378
                                                                             -----------

 SHARES                                                                         VALUE
-----------------------------------------------------------------------------------------
            SOFTWARE -- 2.0%
   41,123   Adobe Systems, Inc. ..........................................   $ 1,176,940
                                                                             -----------
            SOFTWARE TOTAL................................................     1,176,940
                                                                             -----------
            INFORMATION TECHNOLOGY TOTAL..................................     6,882,842
                                                                             -----------
            TOTAL COMMON STOCKS
              (cost of $54,159,832).......................................    57,647,100
                                                                             -----------
            INVESTMENT COMPANY -- 2.8%
1,646,789   SSgA Prime Money Market Fund..................................     1,646,789
                                                                             -----------
            TOTAL INVESTMENT COMPANY
              (cost of $1,646,789)........................................     1,646,789
                                                                             -----------
            CONVERTIBLE PREFERRED STOCK -- 1.5%
            FINANCIALS -- 1.5%
            CAPITAL MARKETS -- 1.5%
   24,573   Merrill Lynch & Co., Inc. ....................................       893,229
                                                                             -----------
            CAPITAL MARKETS TOTAL.........................................       893,229
                                                                             -----------
            FINANCIALS TOTAL..............................................       893,229
                                                                             -----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
              (cost of $836,711)..........................................       893,229
                                                                             -----------
            TOTAL INVESTMENTS -- 100.3%
              (cost of $56,643,332)(c)....................................    60,187,118
                                                                             -----------
            OTHER ASSETS & LIABILITIES, NET -- (0.3)%.....................      (162,839)
                                                                             -----------
            NET ASSETS -- 100.0%..........................................   $60,024,279
                                                                             ===========

---------------
NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of this security represents 1.5% of net assets.

(c) Cost for federal income tax purposes is $56,643,332.

At June 30, 2005, the Portfolio held investments in the following sectors:

                                                                  % OF
SECTOR                                                         NET ASSETS
-------------------------------------------------------------------------
Financials..................................................      30.9%
Consumer Discretionary......................................      26.4
Health Care.................................................      19.1
Information Technology......................................      11.5
Industrials.................................................       6.9
Consumer Staples............................................       2.7
Investment Company..........................................       2.8
Other Assets & Liabilities, Net.............................      (0.3)
                                                                 -----
                                                                 100.0%
                                                                 =====

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Separate Account Trust -- Value Portfolio

  INVESTMENT PORTFOLIO                             JUNE 30, 2005 (UNAUDITED)


  SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             COMMON STOCKS -- 97.6%
             CONSUMER DISCRETIONARY -- 9.2%
             AUTO COMPONENTS -- 0.5%
     7,200   Johnson Controls, Inc. .......................................   $    405,576
                                                                              ------------
             AUTO COMPONENTS TOTAL.........................................        405,576
                                                                              ------------
             HOTELS, RESTAURANTS & LEISURE -- 2.8%
     8,100   Carnival Corp. ...............................................        441,855
     9,900   Harrah's Entertainment, Inc. .................................        713,493
    13,984   McDonald's Corp. .............................................        388,056
    12,400   Starwood Hotels & Resorts Worldwide, Inc. ....................        726,268
                                                                              ------------
             HOTELS, RESTAURANTS & LEISURE TOTAL...........................      2,269,672
                                                                              ------------
             MEDIA -- 2.4%
    22,400   Comcast Corp., Class A(a).....................................        687,680
    49,800   News Corp., Class A...........................................        805,764
    12,500   Viacom, Inc., Class B.........................................        400,250
                                                                              ------------
             MEDIA TOTAL...................................................      1,893,694
                                                                              ------------
             MULTILINE RETAIL -- 2.7%
    11,700   Federated Department Stores, Inc. ............................        857,376
    15,900   J.C. Penney Co., Inc. ........................................        836,022
    10,500   May Department Stores Co. ....................................        421,680
                                                                              ------------
             MULTILINE RETAIL TOTAL........................................      2,115,078
                                                                              ------------
             SPECIALTY RETAIL -- 0.8%
    30,300   Staples, Inc. ................................................        645,996
                                                                              ------------
             SPECIALTY RETAIL TOTAL........................................        645,996
                                                                              ------------
             CONSUMER DISCRETIONARY TOTAL..................................      7,330,016
                                                                              ------------
             CONSUMER STAPLES -- 7.7%
             BEVERAGES -- 2.6%
    19,700   Diageo PLC, ADR...............................................      1,168,210
    16,918   PepsiCo, Inc. ................................................        912,388
                                                                              ------------
             BEVERAGES TOTAL...............................................      2,080,598
                                                                              ------------
             FOOD PRODUCTS -- 0.5%
     9,900   Cadbury Schweppes PLC.........................................        379,467
                                                                              ------------
             FOOD PRODUCTS TOTAL...........................................        379,467
                                                                              ------------
             HOUSEHOLD PRODUCTS -- 1.2%
    15,400   Kimberly-Clark Corp. .........................................        963,886
                                                                              ------------
             HOUSEHOLD PRODUCTS TOTAL......................................        963,886
                                                                              ------------

  SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             TOBACCO -- 3.4%
    35,000   Altria Group, Inc. ...........................................   $  2,263,100
     9,500   UST, Inc. ....................................................        433,770
                                                                              ------------
             TOBACCO TOTAL.................................................      2,696,870
                                                                              ------------
             CONSUMER STAPLES TOTAL........................................      6,120,821
                                                                              ------------
             ENERGY -- 13.6%
             ENERGY EQUIPMENT & SERVICES -- 2.3%
    18,400   Halliburton Co. ..............................................        879,888
     7,300   Nabors Industries Ltd.(a).....................................        442,526
     6,800   Schlumberger Ltd. ............................................        516,392
                                                                              ------------
             ENERGY EQUIPMENT & SERVICES TOTAL.............................      1,838,806
                                                                              ------------
             OIL, GAS & CONSUMABLE FUELS -- 11.3%
    12,600   BP PLC, ADR...................................................        785,988
    26,000   ChevronTexaco Corp. ..........................................      1,453,920
     9,400   ConocoPhillips................................................        540,406
     8,700   EOG Resources, Inc. ..........................................        494,160
    61,000   Exxon Mobil Corp. ............................................      3,505,670
     7,200   Murphy Oil Corp. .............................................        376,056
    13,900   Occidental Petroleum Corp. ...................................      1,069,327
    42,400   Williams Companies, Inc. .....................................        805,600
                                                                              ------------
             OIL, GAS & CONSUMABLE FUELS TOTAL.............................      9,031,127
                                                                              ------------
             ENERGY TOTAL..................................................     10,869,933
                                                                              ------------
             FINANCIALS -- 30.2%
             CAPITAL MARKETS -- 5.2%
    30,100   Bank of New York Co., Inc. ...................................        866,278
     8,600   Goldman Sachs Group, Inc. ....................................        877,372
    32,025   Merrill Lynch & Co., Inc. ....................................      1,761,695
    11,600   Morgan Stanley................................................        608,652
                                                                              ------------
             CAPITAL MARKETS TOTAL.........................................      4,113,997
                                                                              ------------
             COMMERCIAL BANKS -- 11.3%
    21,200   Marshall & Ilsley Corp. ......................................        942,340
    21,600   North Fork Bancorporation, Inc. ..............................        606,744
    10,500   PNC Financial Services Group, Inc. ...........................        571,830
     5,200   SunTrust Banks, Inc. .........................................        375,648
    60,737   U.S. Bancorp..................................................      1,773,520
     9,500   UnionBanCal Corp. ............................................        635,740
    39,176   Wachovia Corp. ...............................................      1,943,130
    34,600   Wells Fargo & Co. ............................................      2,130,668
                                                                              ------------
             COMMERCIAL BANKS TOTAL........................................      8,979,620
                                                                              ------------
             DIVERSIFIED FINANCIAL SERVICES -- 4.3%
     9,900   CIT Group, Inc. ..............................................        425,403
    65,500   Citigroup, Inc. ..............................................      3,028,065
                                                                              ------------
             DIVERSIFIED FINANCIAL SERVICES TOTAL..........................      3,453,468
                                                                              ------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Value Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


  SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             INSURANCE -- 5.0%
    13,100   Ace Ltd. .....................................................   $    587,535
     9,900   Allstate Corp. ...............................................        591,525
     9,100   Ambac Financial Group, Inc. ..................................        634,816
    27,600   Genworth Financial, Inc., Class A.............................        834,348
    13,100   Hartford Financial Services Group, Inc. ......................        979,618
     9,662   St. Paul Travelers Companies, Inc. ...........................        381,939
                                                                              ------------
             INSURANCE TOTAL...............................................      4,009,781
                                                                              ------------
             REAL ESTATE -- 2.9%
    17,900   Archstone-Smith Trust, REIT...................................        691,298
    23,500   Equity Office Properties Trust, REIT..........................        777,850
    39,700   Host Marriott Corp., REIT.....................................        694,750
     4,544   ProLogis Trust, REIT..........................................        182,851
                                                                              ------------
             REAL ESTATE TOTAL.............................................      2,346,749
                                                                              ------------
             THRIFTS & MORTGAGE FINANCE -- 1.5%
    10,100   Fannie Mae....................................................        589,840
     9,300   Golden West Financial Corp. ..................................        598,734
                                                                              ------------
             THRIFTS & MORTGAGE FINANCE TOTAL..............................      1,188,574
                                                                              ------------
             FINANCIALS TOTAL..............................................     24,092,189
                                                                              ------------
             HEALTH CARE -- 6.3%
             HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
    12,600   Baxter International, Inc. ...................................        467,460
    10,380   Hospira, Inc.(a)..............................................        404,820
                                                                              ------------
             HEALTH CARE EQUIPMENT & SUPPLIES TOTAL........................        872,280
                                                                              ------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.5%
     7,300   Aetna, Inc. ..................................................        604,586
     5,800   CIGNA Corp. ..................................................        620,774
                                                                              ------------
             HEALTH CARE PROVIDERS & SERVICES TOTAL........................      1,225,360
                                                                              ------------
             PHARMACEUTICALS -- 3.7%
    15,300   Abbott Laboratories...........................................        749,853
     9,900   AstraZeneca PLC...............................................        408,474
     8,500   Novartis AG, ADR..............................................        403,240
    48,940   Pfizer, Inc. .................................................      1,349,765
                                                                              ------------
             PHARMACEUTICALS TOTAL.........................................      2,911,332
                                                                              ------------
             HEALTH CARE TOTAL.............................................      5,008,972
                                                                              ------------
             INDUSTRIALS -- 11.2%
             AEROSPACE & DEFENSE -- 4.3%
    18,900   Goodrich Corp. ...............................................        774,144
    20,900   Honeywell International, Inc. ................................        765,567
    13,000   Northrop Grumman Corp. .......................................        718,250
    22,550   United Technologies Corp. ....................................      1,157,942
                                                                              ------------
             AEROSPACE & DEFENSE TOTAL.....................................      3,415,903
                                                                              ------------

  SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             BUILDING PRODUCTS -- 0.6%
    10,800   American Standard Companies, Inc. ............................   $    452,736
                                                                              ------------
             BUILDING PRODUCTS TOTAL.......................................        452,736
                                                                              ------------
             COMMERCIAL SERVICES & SUPPLIES -- 1.0%
    27,800   Waste Management, Inc. .......................................        787,852
                                                                              ------------
             COMMERCIAL SERVICES & SUPPLIES TOTAL..........................        787,852
                                                                              ------------
             CONSTRUCTION & ENGINEERING -- 0.2%
     3,500   Fluor Corp. ..................................................        201,565
                                                                              ------------
             CONSTRUCTION & ENGINEERING TOTAL..............................        201,565
                                                                              ------------
             INDUSTRIAL CONGLOMERATES -- 0.9%
    21,700   General Electric Co. .........................................        751,905
                                                                              ------------
             INDUSTRIAL CONGLOMERATES TOTAL................................        751,905
                                                                              ------------
             MACHINERY -- 2.8%
     6,900   Caterpillar, Inc. ............................................        657,639
     9,000   Deere & Co. ..................................................        589,410
     5,600   Eaton Corp. ..................................................        335,440
     8,900   Ingersoll-Rand Co., Ltd., Class A.............................        635,015
                                                                              ------------
             MACHINERY TOTAL...............................................      2,217,504
                                                                              ------------
             ROAD & RAIL -- 1.4%
    11,300   Burlington Northern Santa Fe Corp. ...........................        532,004
     9,100   Union Pacific Corp. ..........................................        589,680
                                                                              ------------
             ROAD & RAIL TOTAL.............................................      1,121,684
                                                                              ------------
             INDUSTRIALS TOTAL.............................................      8,949,149
                                                                              ------------
             INFORMATION TECHNOLOGY -- 3.8%
             COMPUTERS & PERIPHERALS -- 2.6%
     4,900   Dell, Inc.(a).................................................        193,599
    36,000   Hewlett-Packard Co. ..........................................        846,360
    14,200   International Business Machines Corp. ........................      1,053,640
                                                                              ------------
             COMPUTERS & PERIPHERALS TOTAL.................................      2,093,599
                                                                              ------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
    18,400   Agilent Technologies, Inc.(a).................................        423,568
                                                                              ------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS TOTAL......................        423,568
                                                                              ------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations Separate Account Trust -- Value Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


  SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.7%
    22,600   Fairchild Semiconductor International, Inc.(a)................   $    333,350
     7,600   Intel Corp. ..................................................        198,056
                                                                              ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT TOTAL................        531,406
                                                                              ------------
             INFORMATION TECHNOLOGY TOTAL..................................      3,048,573
                                                                              ------------
             MATERIALS -- 5.6%
             CHEMICALS -- 2.4%
     5,800   Ashland, Inc..................................................        416,846
    12,600   Dow Chemical Co. .............................................        561,078
     5,600   PPG Industries, Inc. .........................................        351,456
    12,400   Rohm and Haas Co. ............................................        574,616
                                                                              ------------
             CHEMICALS TOTAL...............................................      1,903,996
                                                                              ------------
             CONTAINERS & PACKAGING -- 0.8%
    25,300   Bemis Co., Inc. ..............................................        671,462
                                                                              ------------
             CONTAINERS & PACKAGING TOTAL..................................        671,462
                                                                              ------------
             METALS & MINING -- 1.6%
     7,000   Alcoa, Inc. ..................................................        182,910
    20,200   Freeport-McMoRan Copper & Gold, Inc., Class B.................        756,288
     7,200   Nucor Corp. ..................................................        328,464
                                                                              ------------
             METALS & MINING TOTAL.........................................      1,267,662
                                                                              ------------
             PAPER & FOREST PRODUCTS -- 0.8%
     9,400   Weyerhaeuser Co. .............................................        598,310
                                                                              ------------
             PAPER & FOREST PRODUCTS TOTAL.................................        598,310
                                                                              ------------
             MATERIALS TOTAL...............................................      4,441,430
                                                                              ------------
             TELECOMMUNICATION SERVICES -- 3.6%
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.6%
    24,400   BellSouth Corp. ..............................................        648,308
    41,099   SBC Communications, Inc. .....................................        976,101
    35,500   Verizon Communications, Inc. .................................      1,226,525
                                                                              ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES TOTAL..................      2,850,934
                                                                              ------------
             TELECOMMUNICATION SERVICES TOTAL..............................      2,850,934
                                                                              ------------
             UTILITIES -- 6.4%
             ELECTRIC UTILITIES -- 4.0%
    13,800   Entergy Corp. ................................................      1,042,590
    25,200   Exelon Corp. .................................................      1,293,516
    22,800   PG&E Corp. ...................................................        855,912
                                                                              ------------
             ELECTRIC UTILITIES TOTAL......................................      3,192,018
                                                                              ------------

  SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.4%
    37,600   Duke Energy Corp. ............................................   $  1,117,848
                                                                              ------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS TOTAL............      1,117,848
                                                                              ------------
             MULTI-UTILITIES -- 1.0%
    11,000   Dominion Resources, Inc. .....................................        807,290
                                                                              ------------
             MULTI-UTILITIES TOTAL.........................................        807,290
                                                                              ------------
             UTILITIES TOTAL...............................................      5,117,156
                                                                              ------------
             TOTAL COMMON STOCKS
               (cost of $66,965,390).......................................     77,829,173
                                                                              ------------
             CONVERTIBLE PREFERRED STOCK -- 0.4%
             FINANCIALS -- 0.4%
             INSURANCE -- 0.4%
     8,200   Genworth Financial, Inc. .....................................        281,670
                                                                              ------------
             INSURANCE TOTAL...............................................        281,670
                                                                              ------------
             FINANCIALS TOTAL..............................................        281,670
                                                                              ------------
             TOTAL CONVERTIBLE PREFERRED STOCK
               (cost of $214,073)..........................................        281,670
                                                                              ------------
   PAR
----------
             SHORT-TERM OBLIGATION -- 1.5%
$1,201,000   Repurchase agreement with State Street Bank & Trust Co., dated
               06/30/05, due 07/01/05 at 3.100%, collateralized by a U.S.
               Government Agency Bond maturing 07/15/17, market value of
               $1,226,925 (repurchase proceeds $1,201,103).................      1,201,000
                                                                              ------------
             TOTAL SHORT-TERM OBLIGATION
               (cost of $1,201,000)........................................      1,201,000
                                                                              ------------
             TOTAL INVESTMENTS -- 99.5%
               (cost of $68,380,463)(b)....................................     79,311,843
                                                                              ------------
             OTHER ASSETS & LIABILITIES, NET -- 0.5%.......................        364,391
                                                                              ------------
             NET ASSETS -- 100.0%..........................................   $ 79,676,234
                                                                              ============

---------------

NOTES TO INVESTMENT PORTFOLIO:

(a)Non-income producing security.

(b)Cost for federal income tax purposes is $68,380,463.

ACRONYM   NAME
-------   ----
ADR       American Depositary Receipt
REIT      Real Estate Investment Trust

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Value Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


At June 30, 2005, the Portfolio held investments in the following sectors:

                                                                  % OF
SECTOR                                                         NET ASSETS
-------------------------------------------------------------------------
Financials..................................................      30.6%
Energy......................................................      13.6
Industrials.................................................      11.2
Consumer Discretionary......................................       9.2
Consumer Staples............................................       7.7
Utilities...................................................       6.4
Health Care.................................................       6.3
Materials...................................................       5.6
Information Technology......................................       3.8
Telecommunication Services..................................       3.6
Short-Term Obligation.......................................       1.5
Other Assets & Liabilities, Net.............................       0.5
                                                                 -----
                                                                 100.0%
                                                                 =====

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  INVESTMENT PORTFOLIO                             JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            COMMON STOCKS -- 68.8%
            CONSUMER DISCRETIONARY -- 8.3%
            AUTOMOBILES -- 0.1%
    2,300   Ford Motor Co. ...............................................   $     23,552
                                                                             ------------
            AUTOMOBILES TOTAL.............................................         23,552
                                                                             ------------
            DIVERSIFIED CONSUMER
              SERVICES -- 0.1%
      200   Apollo Group, Inc., Class A(a)................................         15,644
                                                                             ------------
            DIVERSIFIED CONSUMER SERVICES TOTAL...........................         15,644
                                                                             ------------
            HOTELS, RESTAURANTS &
              LEISURE -- 0.6%
      400   Brinker International, Inc.(a)................................         16,020
      100   Choice Hotels International, Inc. ............................          6,570
      700   Darden Restaurants, Inc. .....................................         23,086
      500   GTECH Holdings Corp. .........................................         14,620
    2,400   International Game Technology Inc. ...........................         67,560
                                                                             ------------
            HOTELS, RESTAURANTS & LEISURE TOTAL...........................        127,856
                                                                             ------------
            HOUSEHOLD DURABLES -- 1.1%
    1,000   Lennar Corp., Class A.........................................         63,450
      100   NVR, Inc.(a)..................................................         81,000
      100   Pulte Homes, Inc. ............................................          8,425
      600   Stanley Works.................................................         27,324
      400   Toll Brothers, Inc.(a)........................................         40,620
                                                                             ------------
            HOUSEHOLD DURABLES TOTAL......................................        220,819
                                                                             ------------
            LEISURE EQUIPMENT &
              PRODUCTS -- 0.5%
    1,400   Brunswick Corp. ..............................................         60,648
    2,200   Marvel Enterprises, Inc.(a)...................................         43,384
                                                                             ------------
            LEISURE EQUIPMENT & PRODUCTS TOTAL............................        104,032
                                                                             ------------
            MEDIA -- 1.6%
    2,600   Clear Channel Communications, Inc. ...........................         80,418
      400   Comcast Corp., Class A(a).....................................         12,268
      400   Dow Jones & Co., Inc. ........................................         14,180
    1,500   EchoStar Communications Corp., Class A(a).....................         45,240
      100   John Wiley & Sons, Inc., Class A..............................          3,973
      400   Liberty Media Corp., Class A(a)...............................          4,076
      100   McGraw-Hill Companies, Inc. ..................................          4,425
    8,000   Time Warner, Inc.(a)..........................................        133,680
    1,000   Viacom, Inc., Class B.........................................         32,020
      200   Walt Disney Co. ..............................................          5,036
                                                                             ------------
            MEDIA TOTAL...................................................        335,316
                                                                             ------------

 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            MULTILINE RETAIL -- 0.8%
    1,100   J.C. Penney Co., Inc. ........................................   $     57,838
    2,000   Target Corp. .................................................        108,820
                                                                             ------------
            MULTILINE RETAIL TOTAL........................................        166,658
                                                                             ------------
            SPECIALTY RETAIL -- 3.1%
    1,000   Abercrombie & Fitch Co., Class A..............................         68,700
      100   American Eagle Outfitters, Inc. ..............................          3,064
      800   AutoZone, Inc.(a).............................................         73,968
    1,800   Barnes & Noble, Inc.(a).......................................         69,840
      400   Bed Bath & Beyond, Inc.(a)....................................         16,712
      100   Best Buy Co., Inc. ...........................................          6,855
    2,500   Gap, Inc. ....................................................         49,375
    2,500   Home Depot, Inc. .............................................         97,250
    4,000   Limited Brands, Inc. .........................................         85,680
    3,700   Staples, Inc. ................................................         78,884
    2,900   TJX Companies, Inc. ..........................................         70,615
      400   Weight Watchers International, Inc.(a)........................         20,644
                                                                             ------------
            SPECIALTY RETAIL TOTAL........................................        641,587
                                                                             ------------
            TEXTILES, APPAREL & LUXURY
              GOODS -- 0.4%
      800   NIKE, Inc., Class B...........................................         69,280
      500   Polo Ralph Lauren Corp. ......................................         21,555
                                                                             ------------
            TEXTILES, APPAREL & LUXURY GOODS TOTAL........................         90,835
                                                                             ------------
            CONSUMER DISCRETIONARY TOTAL..................................      1,726,299
                                                                             ------------
            CONSUMER STAPLES -- 6.2%
            BEVERAGES -- 1.8%
    1,300   Anheuser-Busch Companies, Inc. ...............................         59,475
    2,000   Coca-Cola Co. ................................................         83,500
    1,200   Diageo PLC, ADR...............................................         71,160
    2,500   Pepsi Bottling Group, Inc. ...................................         71,525
    1,600   PepsiCo, Inc. ................................................         86,288
                                                                             ------------
            BEVERAGES TOTAL...............................................        371,948
                                                                             ------------
            FOOD & STAPLES RETAILING -- 1.2%
    1,600   SUPERVALU, Inc. ..............................................         52,176
      300   Sysco Corp. ..................................................         10,857
    3,800   Wal-Mart Stores, Inc. ........................................        183,160
      100   Walgreen Co. .................................................          4,599
                                                                             ------------
            FOOD & STAPLES RETAILING TOTAL................................        250,792
                                                                             ------------
            FOOD PRODUCTS -- 0.9%
    1,700   Archer-Daniels-Midland Co. ...................................         36,346
    1,800   Pilgrim's Pride Corp. ........................................         61,434
    2,700   Sara Lee Corp. ...............................................         53,487
    2,400   Tyson Foods, Inc., Class A....................................         42,720
                                                                             ------------
            FOOD PRODUCTS TOTAL...........................................        193,987
                                                                             ------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS -- 1.0%
      100   Clorox Co. ...................................................   $      5,572
      200   Kimberly-Clark Corp. .........................................         12,518
    3,500   Procter & Gamble Co. .........................................        184,625
                                                                             ------------
            HOUSEHOLD PRODUCTS TOTAL......................................        202,715
                                                                             ------------
            PERSONAL PRODUCTS -- 0.5%
      100   Avon Products, Inc. ..........................................          3,785
    1,100   Estee Lauder Companies, Inc., Class A.........................         43,043
    1,000   Gillette Co. .................................................         50,630
                                                                             ------------
            PERSONAL PRODUCTS TOTAL.......................................         97,458
                                                                             ------------
            TOBACCO -- 0.8%
    2,700   Altria Group, Inc. ...........................................        174,582
                                                                             ------------
            TOBACCO TOTAL.................................................        174,582
                                                                             ------------
            CONSUMER STAPLES TOTAL........................................      1,291,482
                                                                             ------------
            ENERGY -- 5.7%
            OIL, GAS & CONSUMABLE FUELS -- 5.7%
      200   Amerada Hess Corp. ...........................................         21,302
    1,400   Anadarko Petroleum Corp. .....................................        115,010
    1,000   Apache Corp. .................................................         64,600
      200   Burlington Resources, Inc. ...................................         11,048
    2,900   ChevronTexaco Corp. ..........................................        162,168
    3,000   ConocoPhillips................................................        172,470
    7,100   Exxon Mobil Corp. ............................................        408,037
      800   Marathon Oil Corp. ...........................................         42,696
    1,200   Newfield Exploration Co.(a)...................................         47,868
      400   Occidental Petroleum Corp. ...................................         30,772
      300   Sunoco, Inc. .................................................         34,104
    1,000   Valero Energy Corp. ..........................................         79,110
                                                                             ------------
            OIL, GAS & CONSUMABLE FUELS TOTAL.............................      1,189,185
                                                                             ------------
            ENERGY TOTAL..................................................      1,189,185
                                                                             ------------
            FINANCIALS -- 14.5%
            CAPITAL MARKETS -- 2.6%
      100   Bear Stearns Companies, Inc. .................................         10,394
    1,200   Goldman Sachs Group, Inc. ....................................        122,424
    1,100   Lehman Brothers Holdings, Inc. ...............................        109,208
    2,100   Mellon Financial Corp. .......................................         60,249
    2,600   Merrill Lynch & Co., Inc. ....................................        143,026
      500   Morgan Stanley................................................         26,235
    1,500   State Street Corp. ...........................................         72,375
                                                                             ------------
            CAPITAL MARKETS TOTAL.........................................        543,911
                                                                             ------------
            COMMERCIAL BANKS -- 3.3%
    1,700   Comerica, Inc. ...............................................         98,260
    1,700   Marshall & Ilsley Corp. ......................................         75,565
    5,200   U.S. Bancorp..................................................        151,840
    2,800   Wachovia Corp. ...............................................        138,880

 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            COMMERCIAL BANKS -- (CONTINUED)
    1,600   Wells Fargo & Co. ............................................   $     98,528
    1,500   Zions Bancorporation..........................................        110,295
                                                                             ------------
            COMMERCIAL BANKS TOTAL........................................        673,368
                                                                             ------------
            CONSUMER FINANCE -- 0.9%
      500   American Express Co. .........................................         26,615
    1,000   Capital One Financial Corp. ..................................         80,010
    3,000   MBNA Corp. ...................................................         78,480
      100   SLM Corp. ....................................................          5,080
                                                                             ------------
            CONSUMER FINANCE TOTAL........................................        190,185
                                                                             ------------
            DIVERSIFIED FINANCIAL SERVICES -- 2.1%
    7,400   Citigroup, Inc. ..............................................        342,102
    2,700   JPMorgan Chase & Co. .........................................         95,364
                                                                             ------------
            DIVERSIFIED FINANCIAL SERVICES TOTAL..........................        437,466
                                                                             ------------
            INSURANCE -- 4.1%
    1,800   Allstate Corp. ...............................................        107,550
      800   Ambac Financial Group, Inc. ..................................         55,808
    3,100   American International Group, Inc. ...........................        180,110
    1,300   Endurance Specialty Holdings Ltd. ............................         49,166
    1,100   Hartford Financial Services Group, Inc. ......................         82,258
    1,500   Lincoln National Corp. .......................................         70,380
      700   MBIA, Inc. ...................................................         41,517
    1,900   MetLife, Inc. ................................................         85,386
      400   Progressive Corp. ............................................         39,524
    1,700   Prudential Financial, Inc. ...................................        111,622
      400   SAFECO Corp. .................................................         21,736
                                                                             ------------
            INSURANCE TOTAL...............................................        845,057
                                                                             ------------
            REAL ESTATE -- 0.1%
      100   Apartment Investment & Management Co., Class A, REIT..........          4,092
      200   CB Richard Ellis Group, Inc., Class A(a)......................          8,772
      300   General Growth Properties, Inc., REIT.........................         12,327
                                                                             ------------
            REAL ESTATE TOTAL.............................................         25,191
                                                                             ------------
            THRIFTS & MORTGAGE FINANCE -- 1.4%
      400   Countrywide Financial Corp. ..................................         15,444
    1,300   Fannie Mac....................................................         75,920
    1,300   Freddie Mac...................................................         84,799
      600   MGIC Investment Corp. ........................................         39,132

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
    1,500   PMI Group, Inc. ..............................................   $     58,470
      200   Washington Mutual, Inc. ......................................          8,138
                                                                             ------------
            THRIFTS & MORTGAGE FINANCE TOTAL..............................        281,903
                                                                             ------------
            FINANCIALS TOTAL..............................................      2,997,081
                                                                             ------------
            HEALTH CARE -- 9.5%
            BIOTECHNOLOGY -- 1.3%
    3,400   Amgen, Inc.(a)................................................        205,564
    1,400   Gilead Sciences, Inc.(a)......................................         61,586
      100   Techne Corp.(a)...............................................          4,591
                                                                             ------------
            BIOTECHNOLOGY TOTAL...........................................        271,741
                                                                             ------------
            HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
    1,200   Boston Scientific Corp.(a)....................................         32,400
    2,100   Medtronic, Inc. ..............................................        108,759
    3,800   PerkinElmer, Inc. ............................................         71,820
                                                                             ------------
            HEALTH CARE EQUIPMENT & SUPPLIES TOTAL........................        212,979
                                                                             ------------
            HEALTH CARE PROVIDERS & SERVICES -- 3.1%
    1,300   Aetna, Inc. ..................................................        107,666
    1,100   Cardinal Health, Inc. ........................................         63,338
      400   Caremark Rx, Inc.(a)..........................................         17,808
    1,400   Express Scripts, Inc.(a)......................................         69,972
    2,000   Health Net, Inc.(a)...........................................         76,320
    1,800   McKesson Corp. ...............................................         80,622
    1,400   Quest Diagnostics, Inc. ......................................         74,578
      400   Triad Hospitals, Inc.(a)......................................         21,856
    2,400   UnitedHealth Group, Inc. .....................................        125,136
                                                                             ------------
            HEALTH CARE PROVIDERS & SERVICES TOTAL........................        637,296
                                                                             ------------
            PHARMACEUTICALS -- 4.1%
    1,700   Abbott Laboratories...........................................         83,317
      700   Allergan, Inc. ...............................................         59,668
      500   Eli Lilly & Co. ..............................................         27,855
    1,000   Endo Pharmaceuticals Holdings, Inc.(a)........................         26,280
      300   Forest Laboratories, Inc.(a)..................................         11,655
    4,200   Johnson & Johnson.............................................        273,000
    1,800   Merck & Co., Inc. ............................................         55,440
    9,900   Pfizer, Inc. .................................................        273,042
      700   Wyeth.........................................................         31,150
                                                                             ------------
            PHARMACEUTICALS TOTAL.........................................        841,407
                                                                             ------------
            HEALTH CARE TOTAL.............................................      1,963,423
                                                                             ------------

 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            INDUSTRIALS -- 7.4%
            AEROSPACE & DEFENSE -- 1.5%
    1,700   Boeing Co. ...................................................   $    112,200
    1,300   Lockheed Martin Corp. ........................................         84,331
    2,200   United Technologies Corp. ....................................        112,970
                                                                             ------------
            AEROSPACE & DEFENSE TOTAL.....................................        309,501
                                                                             ------------
            AIR FREIGHT & LOGISTICS -- 0.7%
      200   C.H. Robinson Worldwide, Inc. ................................         11,640
      900   FedEx Corp. ..................................................         72,909
      800   United Parcel Service, Inc., Class B..........................         55,328
                                                                             ------------
            AIR FREIGHT & LOGISTICS TOTAL.................................        139,877
                                                                             ------------
            COMMERCIAL SERVICES & SUPPLIES -- 1.5%
    1,300   Allied Waste Industries, Inc.(a)..............................         10,309
    1,400   Brink's Co. ..................................................         50,400
    4,600   Cendant Corp. ................................................        102,902
      900   H&R Block, Inc. ..............................................         52,515
      600   Herman Miller, Inc. ..........................................         18,504
    2,800   ServiceMaster Co. ............................................         37,520
    1,600   Waste Management, Inc. .......................................         45,344
                                                                             ------------
            COMMERCIAL SERVICES & SUPPLIES TOTAL..........................        317,494
                                                                             ------------
            INDUSTRIAL CONGLOMERATES -- 2.1%
      500   3M Co. .......................................................         36,150
   11,600   General Electric Co. .........................................        401,940
                                                                             ------------
            INDUSTRIAL CONGLOMERATES TOTAL................................        438,090
                                                                             ------------
            MACHINERY -- 0.7%
      600   Cummins, Inc. ................................................         44,766
      600   Harsco Corp. .................................................         32,730
      700   Illinois Tool Works, Inc. ....................................         55,776
                                                                             ------------
            MACHINERY TOTAL...............................................        133,272
                                                                             ------------
            ROAD & RAIL -- 0.5%
    1,700   Norfolk Southern Corp. .......................................         52,632
    1,100   Yellow Roadway Corp.(a).......................................         55,880
                                                                             ------------
            ROAD & RAIL TOTAL.............................................        108,512
                                                                             ------------
            TRADING COMPANIES & DISTRIBUTORS -- 0.2%
      800   W.W. Grainger, Inc. ..........................................         43,832
                                                                             ------------
            TRADING COMPANIES & DISTRIBUTORS TOTAL........................         43,832
                                                                             ------------
            TRANSPORTATION -- 0.2%
    1,600   Laidlaw International, Inc.(a)................................         38,560
                                                                             ------------
            TRANSPORTATION TOTAL..........................................         38,560
                                                                             ------------
            INDUSTRIALS TOTAL.............................................      1,529,138
                                                                             ------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY -- 10.5%
            COMMUNICATIONS EQUIPMENT -- 1.3%
    8,900   Cisco Systems, Inc.(a)........................................   $    170,079
    2,700   Motorola, Inc. ...............................................         49,302
    1,300   QUALCOMM, Inc. ...............................................         42,913
                                                                             ------------
            COMMUNICATIONS EQUIPMENT TOTAL................................        262,294
                                                                             ------------
            COMPUTERS & PERIPHERALS -- 2.4%
      900   Apple Computer, Inc.(a).......................................         33,129
    4,400   Dell, Inc.(a).................................................        173,844
    3,400   EMC Corp.(a)..................................................         46,614
    3,100   Hewlett-Packard Co. ..........................................         72,881
    2,200   International Business Machines Corp. ........................        163,240
      300   Western Digital Corp.(a)......................................          4,026
                                                                             ------------
            COMPUTERS & PERIPHERALS TOTAL.................................        493,734
                                                                             ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
    2,000   Amphenol Corp., Class A.......................................         80,340
      500   Flextronics International Ltd.(a).............................          6,605
    1,300   Ingram Micro, Inc., Class A(a)................................         20,358
                                                                             ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS TOTAL......................        107,303
                                                                             ------------
            IT SERVICES -- 0.7%
    1,100   Accenture Ltd., Class A(a)....................................         24,937
      700   Affiliated Computer Services, Inc., Class A(a)................         35,770
      900   Computer Sciences Corp.(a)....................................         39,330
    1,100   First Data Corp. .............................................         44,154
                                                                             ------------
            IT SERVICES TOTAL.............................................        144,191
                                                                             ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.5%
      100   Agere Systems, Inc.(a)........................................          1,200
    4,400   Applied Materials, Inc. ......................................         71,192
      900   Broadcom Corp., Class A(a)....................................         31,959
   10,500   Intel Corp. ..................................................        273,630
    1,400   Lam Research Corp.(a).........................................         40,530
      600   MEMC Electronic Materials, Inc.(a)............................          9,462
    2,500   National Semiconductor Corp. .................................         55,075
    1,700   Texas Instruments, Inc. ......................................         47,719
                                                                             ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT TOTAL................        530,767
                                                                             ------------
            SOFTWARE -- 3.1%
      300   Adobe Systems, Inc. ..........................................          8,583
    1,000   Autodesk, Inc.(a).............................................         34,340
    2,100   Citrix Systems, Inc.(a).......................................         45,486

 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            SOFTWARE -- (CONTINUED)
    1,100   Intuit, Inc.(a)...............................................   $     49,621
   11,100   Microsoft Corp. ..............................................        275,724
    6,600   Oracle Corp.(a)...............................................         87,120
    2,200   Quest Software, Inc.(a).......................................         29,986
    2,500   Symantec Corp.(a).............................................         54,350
    3,100   Synopsys, Inc.(a).............................................         51,677
                                                                             ------------
            SOFTWARE TOTAL................................................        636,887
                                                                             ------------
            INFORMATION TECHNOLOGY TOTAL..................................      2,175,176
                                                                             ------------
            MATERIALS -- 2.0%
            CHEMICALS -- 0.6%
      700   Dow Chemical Co. .............................................         31,171
      600   E.I. du Pont de Nemours & Co. ................................         25,806
    1,000   PPG Industries, Inc. .........................................         62,760
                                                                             ------------
            CHEMICALS TOTAL...............................................        119,737
                                                                             ------------
            CONSTRUCTION MATERIALS -- 0.2%
      600   Martin Marietta Materials, Inc. ..............................         41,472
                                                                             ------------
            CONSTRUCTION MATERIALS TOTAL..................................         41,472
                                                                             ------------
            CONTAINERS & PACKAGING -- 0.6%
    2,300   Ball Corp. ...................................................         82,708
      600   Crown Holdings, Inc.(a).......................................          8,538
    1,700   Pactiv Corp.(a)...............................................         36,686
                                                                             ------------
            CONTAINERS & PACKAGING TOTAL..................................        127,932
                                                                             ------------
            METALS & MINING -- 0.2%
    1,300   Alcoa, Inc. ..................................................         33,969
      100   Phelps Dodge Corp. ...........................................          9,250
      100   Southern Peru Copper Corp. ...................................          4,284
                                                                             ------------
            METALS & MINING TOTAL.........................................         47,503
                                                                             ------------
            PAPER & FOREST PRODUCTS -- 0.4%
      600   Georgia-Pacific Corp. ........................................         19,080
    1,900   MeadWestvaco Corp. ...........................................         53,276
                                                                             ------------
            PAPER & FOREST PRODUCTS TOTAL.................................         72,356
                                                                             ------------
            MATERIALS TOTAL...............................................        409,000
                                                                             ------------
            TELECOMMUNICATION SERVICES -- 2.1%
            DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
      900   AT&T Corp. ...................................................         17,136
    3,900   SBC Communications, Inc. .....................................         92,625
    2,300   Sprint Corp. .................................................         57,707
    5,100   Verizon Communications, Inc. .................................        176,205
                                                                             ------------
            DIVERSIFIED TELECOMMUNICATION SERVICES TOTAL..................        343,673
                                                                             ------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


 SHARES                                                                          VALUE
------------------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
    1,300   Nextel Communications, Inc., Class A(a).......................   $     42,003
      900   NII Holdings, Inc.(a).........................................         57,546
                                                                             ------------
            WIRELESS TELECOMMUNICATION SERVICES TOTAL.....................         99,549
                                                                             ------------
            TELECOMMUNICATION SERVICES TOTAL..............................        443,222
                                                                             ------------
            UTILITIES -- 2.6%
            ELECTRIC UTILITIES -- 1.7%
    2,300   American Electric Power Co., Inc. ............................         84,801
    1,600   CenterPoint Energy, Inc. .....................................         21,136
    1,400   DTE Energy Co. ...............................................         65,478
    1,300   Entergy Corp. ................................................         98,215
    1,100   FirstEnergy Corp. ............................................         52,921
      500   PG&E Corp. ...................................................         18,770
                                                                             ------------
            ELECTRIC UTILITIES TOTAL......................................        341,321
                                                                             ------------
            GAS UTILITIES -- 0.1%
      400   ONEOK, Inc. ..................................................         13,060
                                                                             ------------
            GAS UTILITIES TOTAL...........................................         13,060
                                                                             ------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
    1,000   TXU Corp. ....................................................         83,090
                                                                             ------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS TOTAL............         83,090
                                                                             ------------
            MULTI-UTILITIES -- 0.4%
    2,200   Sempra Energy.................................................         90,882
                                                                             ------------
            MULTI-UTILITIES TOTAL.........................................         90,882
                                                                             ------------
            UTILITIES TOTAL...............................................        528,353
                                                                             ------------
            TOTAL COMMON STOCKS
              (cost of $12,488,932).......................................     14,252,359
                                                                             ------------
   PAR
---------
            MORTGAGE-BACKED SECURITIES -- 12.3%
            AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.8%
$ 160,000   Federal Home Loan Mortgage Corp.
              4.000% 09/15/15.............................................        159,030
                                                                             ------------
            AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL..............        159,030
                                                                             ------------

   PAR                                                                           VALUE
------------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 11.5%
$  36,594   Federal Home Loan Mortgage Corp.
              6.500% 11/01/32.............................................   $     37,940
   12,143   Federal National Mortgage Association
              6.500% 12/01/31-05/01/33....................................         12,596
              TBA
  527,000     4.500% 12/01/35(b)..........................................        524,529
1,233,000     5.000% 12/01/35(b)..........................................      1,238,831
  574,000     5.500% 12/01/35(b)..........................................        581,713
    2,632   Government National Mortgage Association
              7.000% 06/15/32.............................................          2,788
                                                                             ------------
            MORTGAGE-BACKED SECURITIES TOTAL..............................      2,398,397
                                                                             ------------
            TOTAL MORTGAGE-BACKED SECURITIES
              (cost of $2,553,769)........................................      2,557,427
                                                                             ------------
            CORPORATE FIXED-INCOME BONDS & NOTES -- 9.2%
            BASIC MATERIALS -- 0.4%
            CHEMICALS -- 0.1%
    6,000   E.I. Dupont De Nemours & Co.
              3.375% 11/15/07.............................................          5,926
    5,000   Eastman Chemical Co.
              6.300% 11/15/18.............................................          5,529
                                                                             ------------
            CHEMICALS TOTAL...............................................         11,455
                                                                             ------------
            FOREST PRODUCTS & PAPER -- 0.2%
            International Paper Co.
   18,000     4.250% 01/15/09.............................................         17,764
    5,000     5.850% 10/30/12(c)..........................................          5,226
   12,000   Westvaco Corp.
              8.200% 01/15/30.............................................         15,699
                                                                             ------------
            FOREST PRODUCTS & PAPER TOTAL.................................         38,689
                                                                             ------------
            METALS & MINING -- 0.1%
   25,000   Alcan, Inc.
              4.500% 05/15/13.............................................         24,687
    4,000   BHP Billiton Finance USA
              4.800% 04/15/13.............................................          4,054
                                                                             ------------
            METALS & MINING TOTAL.........................................         28,741
                                                                             ------------
            BASIC MATERIALS TOTAL.........................................         78,885
                                                                             ------------
            COMMUNICATIONS -- 1.1%
            MEDIA -- 0.4%
    9,000   Comcast Cable Communications, Inc.
              7.125% 06/15/13.............................................         10,309
    5,000   Knight-Ridder, Inc.
              7.125% 06/01/11.............................................          5,582
    1,000   Rogers Cable, Inc.
              6.250% 06/15/13.............................................            998
    5,000   TCI Communications, Inc.,
              9.875% 06/15/22.............................................          7,345

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


   PAR                                                                           VALUE
------------------------------------------------------------------------------------------
            MEDIA -- (CONTINUED)
$   9,000   Thomson Corp.
              5.250% 08/15/13.............................................   $      9,453
            Time Warner, Inc.
   17,000     7.625% 04/15/31.............................................         21,166
   11,000     9.125% 01/15/13.............................................         13,870
    6,000   Walt Disney Co.
              5.500% 12/29/06.............................................          6,119
                                                                             ------------
            MEDIA TOTAL...................................................         74,842
                                                                             ------------
            TELECOMMUNICATIONS -- 0.7%
            BellSouth Corp.
   12,000     5.000% 10/15/06.............................................         12,165
    2,000     6.000% 10/15/11.............................................          2,158
    4,000   British Telecommunications PLC
              8.125% 12/15/10.............................................          4,724
    3,000   Cingular Wireless Services, Inc.
              8.750% 03/01/31.............................................          4,208
    3,000   Cingular Wireless SV
              8.125% 05/01/12.............................................          3,589
   21,000   Deutsche Telekom International Finance BV
              5.250% 07/22/13.............................................         21,778
    1,000   France Telecom
              7.750% 03/01/11(c)..........................................          1,162
   23,000   SBC Communications, Inc.
              5.750% 05/02/06.............................................         23,315
            Sprint Capital Corp.
    3,000     6.125% 11/15/08.............................................          3,163
   13,000     8.750% 03/15/32.............................................         18,143
   16,000   Telefonos de Mexico SA de CV
              4.500% 11/19/08.............................................         15,903
    3,000   Verizon Global Funding Corp.
              7.750% 12/01/30.............................................          3,862
   20,000   Verizon New England, Inc.
              6.500% 09/15/11.............................................         21,721
   19,000   Verizon Pennsylvania, Inc.
              5.650% 11/15/11.............................................         19,852
                                                                             ------------
            TELECOMMUNICATIONS TOTAL......................................        155,743
                                                                             ------------
            COMMUNICATIONS TOTAL..........................................        230,585
                                                                             ------------
            CONSUMER CYCLICAL -- 0.8%
            AUTO MANUFACTURERS -- 0.2%
   20,000   DaimlerChrysler N.A. Holding Corp.
              4.050% 06/04/08.............................................         19,651
   28,000   Ford Motor Co.
              7.450% 07/16/31.............................................         23,240
                                                                             ------------
            AUTO MANUFACTURERS TOTAL......................................         42,891
                                                                             ------------
            HOME BUILDERS -- 0.1%
   11,000   Toll Brothers, Inc.
              4.950% 03/15/14.............................................         10,868
                                                                             ------------
            HOME BUILDERS TOTAL...........................................         10,868
                                                                             ------------

   PAR                                                                           VALUE
------------------------------------------------------------------------------------------
            HOUSEWARES -- 0.1%
$  35,000   Newell Rubbermaid, Inc.
              4.000% 05/01/10.............................................   $     34,229
                                                                             ------------
            HOUSEWARES TOTAL..............................................         34,229
                                                                             ------------
            RETAIL -- 0.4%
            Target Corp.
    3,000     3.375% 03/01/08.............................................          2,953
    9,000     5.375% 06/15/09.............................................          9,406
   11,000     5.400% 10/01/08.............................................         11,446
   10,000     5.875% 03/01/12.............................................         10,853
   50,000   Wal-Mart Stores, Inc.
              4.000% 01/15/10.............................................         49,688
                                                                             ------------
            RETAIL TOTAL..................................................         84,346
                                                                             ------------
            CONSUMER CYCLICAL TOTAL.......................................        172,334
                                                                             ------------
            CONSUMER NON-CYCLICAL -- 0.6%
            BEVERAGES -- 0.1%
    9,000   Anheuser-Busch Companies, Inc.
              5.950% 01/15/33.............................................         10,295
                                                                             ------------
            BEVERAGES TOTAL...............................................         10,295
                                                                             ------------
            COMMERCIAL SERVICES -- 0.0%
    2,000   Donnelley & Sons
              4.950% 04/01/14.............................................          1,959
                                                                             ------------
            COMMERCIAL SERVICES TOTAL.....................................          1,959
                                                                             ------------
            COSMETICS/PERSONAL CARE -- 0.0%
    4,000   Procter & Gamble Co.
              4.750% 06/15/07.............................................          4,063
                                                                             ------------
            COSMETICS/PERSONAL CARE TOTAL.................................          4,063
                                                                             ------------
            FOOD -- 0.3%
   35,000   General Mills, Inc.
              2.625% 10/24/06.............................................         34,366
    3,000   Kroger Co.
              6.800% 04/01/11.............................................          3,288
   30,000   Safeway, Inc.
              4.950% 08/16/10.............................................         30,211
    1,000   Unilever Capital Corp.
              6.875% 11/01/05.............................................          1,010
                                                                             ------------
            FOOD TOTAL....................................................         68,875
                                                                             ------------
            HEALTHCARE SERVICES -- 0.1%
            WellPoint Health Networks, Inc.
   18,000     6.375% 06/15/06.............................................         18,358
    8,000     6.375% 01/15/12.............................................          8,853
                                                                             ------------
            HEALTHCARE SERVICES TOTAL.....................................         27,211
                                                                             ------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


   PAR                                                                           VALUE
------------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS/WARES -- 0.1%
$   6,000   Fortune Brands, Inc.
              2.875% 12/01/06.............................................   $      5,880
                                                                             ------------
            HOUSEHOLD PRODUCTS/WARES TOTAL................................          5,880
                                                                             ------------
            CONSUMER NON-CYCLICAL TOTAL...................................        118,283
                                                                             ------------
            ENERGY -- 0.6%
            OIL, GAS & CONSUMABLE FUELS -- 0.3%
   12,000   BP Capital Markets PLC
              2.750% 12/29/06.............................................         11,798
   17,000   Conoco Funding Co.
              6.350% 10/15/11.............................................         18,866
    4,000   Devon Energy Corp.
              7.950% 04/15/32.............................................          5,259
   15,000   USX Corp.
              6.650% 02/01/06.............................................         15,208
   22,000   XTO Energy, Inc.
              7.500% 04/15/12.............................................         25,328
                                                                             ------------
            OIL, GAS & CONSUMABLE FUELS TOTAL.............................         76,459
                                                                             ------------
            PIPELINES -- 0.3%
   35,000   Kinder Morgan Energy Partners LP
              7.300% 08/15/33.............................................         42,608
   10,000   Teppco Partners LP
              7.625% 02/15/12.............................................         11,406
                                                                             ------------
            PIPELINES TOTAL...............................................         54,014
                                                                             ------------
            ENERGY TOTAL..................................................        130,473
                                                                             ------------
            FINANCIALS -- 4.5%
            BANKS -- 1.1%
   12,000   Bank of New York Co., Inc.
              3.900% 09/01/07.............................................         11,958
    4,000   HSBC Holdings PLC
              7.350% 11/27/32(d)..........................................          5,161
    8,000   Key Bank National Association
              7.000% 02/01/11.............................................          9,005
   40,000   Marshall & Ilsley Corp.
              4.375% 08/01/09.............................................         40,434
            Mellon Funding Corp.
    4,000     4.875% 06/15/07.............................................          4,065
   12,000     6.700% 03/01/08.............................................         12,773
   19,000   National City Bank
              4.625% 05/01/13.............................................         19,202
   12,000   PNC Funding Corp.
              5.750% 08/01/06.............................................         12,237
   10,000   Scotland International Finance
              4.250% 05/23/13(d)..........................................          9,711
    4,000   SouthTrust Bank, Inc.
              4.750% 03/01/13.............................................          4,090
   20,000   Union Planters Corp.
              4.375% 12/01/10.............................................         20,126
            US Bank N.A
   14,000     2.850% 11/15/06.............................................         13,820

   PAR                                                                           VALUE
------------------------------------------------------------------------------------------
            BANKS -- (CONTINUED)
$  19,000     6.375% 08/01/11.............................................   $     21,136
   50,000   Wachovia Corp.
              4.875% 02/15/14.............................................         51,211
                                                                             ------------
            BANKS TOTAL...................................................        234,929
                                                                             ------------
            DIVERSIFIED FINANCIAL
              SERVICES -- 2.8%
            American Express Co.
    3,000     3.750% 11/20/07.............................................          2,980
   13,000     4.750% 06/17/09.............................................         13,275
   18,000     5.500% 09/12/06.............................................         18,316
    5,000   American General Finance Corp.
              2.750% 06/15/08.............................................          4,786
   13,000   Associates Corp.
              6.950% 11/01/18.............................................         15,695
            Bear Stearns Companies, Inc.
   24,000     4.500% 10/28/10.............................................         24,183
    9,000     5.700% 01/15/07.............................................          9,216
   15,000   Capital One Financial Corp.
              5.500% 06/01/15.............................................         15,412
            Caterpillar Financial Services Corp.
    9,000     2.350% 09/15/06.............................................          8,837
   20,000     4.500% 06/15/09.............................................         20,192
   12,000     5.950% 05/01/06.............................................         12,194
    7,000   CIT Group, Inc.
              7.375% 04/02/07.............................................          7,373
    7,000   Citigroup Global Markets Holdings, Inc.
              6.500% 02/15/08.............................................          7,428
            Citigroup, Inc.
   37,000     5.000% 09/15/14.............................................         38,204
    8,000     6.000% 02/21/12.............................................          8,771
   36,000   Countrywide Home Loans, Inc.
              5.500% 08/01/06.............................................         36,540
   25,000   Credit Suisse First Boston USA, Inc.
              4.625% 01/15/08.............................................         25,307
    1,000   Ford Motor Credit Co.
              7.375% 02/01/11.............................................            985
    2,000   General Electric Capital Corp.
              5.875% 02/15/12.............................................          2,160
   34,000     Series A
              6.750% 03/15/32.............................................         41,879
            HSBC Finance Corp.
   11,000     5.875% 02/01/09.............................................         11,559
    6,000     6.375% 11/27/12.............................................          6,636
   12,000     7.200% 07/15/06.............................................         12,393
    4,000   International Lease Finance Corp.
              4.500% 05/01/08.............................................          4,017
   35,000   John Deere Capital Corp.
              4.625% 04/15/09.............................................         35,424
   50,000   JPMorgan Chase Capital XV
              5.875% 03/15/35.............................................         51,508
            Lehman Brothers Holdings, Inc.
   25,000     4.000% 01/22/08.............................................         24,947

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


   PAR                                                                           VALUE
------------------------------------------------------------------------------------------
            DIVERSIFIED FINANCIAL
              SERVICES -- (CONTINUED)
$   6,000     7.875% 08/15/10.............................................   $      6,925
    6,000   MassMutual Global Funding II
              2.550% 07/15/08(d)..........................................          5,738
            Merrill Lynch & Co., Inc.
    9,000     2.070% 06/12/06.............................................          8,826
   12,000     6.000% 02/17/09.............................................         12,722
   40,000   Morgan Stanley
              4.750% 04/01/14.............................................         39,431
   11,000   National Rural Utilities Cooperative Finance Corp.
              5.750% 08/28/09.............................................         11,584
   17,000   Principal Life Global
              6.250% 02/15/12(b)..........................................         18,702
   21,000   Prudential Funding LLC
              6.600% 05/15/08(d)..........................................         22,315
                                                                             ------------
            DIVERSIFIED FINANCIAL SERVICES TOTAL..........................        586,460
                                                                             ------------
            INSURANCE -- 0.1%
            Hartford Financial Services Group, Inc.
    3,000     2.375% 06/01/06.............................................          2,958
    3,000     4.625% 07/15/13.............................................          2,991
    6,000   Metlife, Inc.
              5.375% 12/15/12.............................................          6,301
    2,000   Prudential Financial, Inc.
              4.500% 07/15/13.............................................          1,980
                                                                             ------------
            INSURANCE TOTAL...............................................         14,230
                                                                             ------------
            REAL ESTATE -- 0.0%
    1,000   ERP Operating LP
              5.200% 04/01/13.............................................          1,026
                                                                             ------------
            REAL ESTATE TOTAL.............................................          1,026
                                                                             ------------
            REAL ESTATE INVESTMENT
              TRUSTS (REIT) -- 0.3%
   34,000   Health Care Property Investors, Inc.
              6.450% 06/25/12.............................................         36,763
   17,000   Simon Property Group LP
              3.750% 01/30/09.............................................         16,572
                                                                             ------------
            REAL ESTATE INVESTMENT TRUSTS (REIT) TOTAL....................         53,335
                                                                             ------------
            SAVINGS & LOANS -- 0.2%
            Washington Mutual, Inc.
    5,000     2.400% 11/03/05.............................................          4,981
   21,000     4.625% 04/01/14.............................................         20,560
   20,000     5.625% 01/15/07.............................................         20,455
                                                                             ------------
            SAVINGS & LOANS TOTAL.........................................         45,996
                                                                             ------------
            FINANCIALS TOTAL..............................................        935,976
                                                                             ------------

   PAR                                                                           VALUE
------------------------------------------------------------------------------------------
            INDUSTRIALS -- 0.3%
            AEROSPACE & DEFENSE -- 0.1%
$   6,000   Boeing Co.
              5.125% 02/15/13.............................................   $      6,254
    5,000   Raytheon Co.
              5.375% 04/01/13(d)..........................................          5,186
                                                                             ------------
            AEROSPACE & DEFENSE TOTAL.....................................         11,440
                                                                             ------------
            BUILDING MATERIALS -- 0.0%
    5,000   Hanson Overseas BV
              6.750% 09/15/05.............................................          5,026
                                                                             ------------
            BUILDING MATERIALS TOTAL......................................          5,026
                                                                             ------------
            ENVIRONMENTAL CONTROL -- 0.1%
   10,000   Waste Management, Inc.
              7.375% 08/01/10.............................................         11,174
                                                                             ------------
            ENVIRONMENTAL CONTROL TOTAL...................................         11,174
                                                                             ------------
            MISCELLANEOUS MANUFACTURING -- 0.0%
    7,000   General Electric Co.
              5.000% 02/01/13.............................................          7,226
                                                                             ------------
            MISCELLANEOUS MANUFACTURING TOTAL.............................          7,226
                                                                             ------------
            TRANSPORTATION -- 0.1%
   15,000   Burlington Northern Santa Fe Corp.
              6.750% 07/15/11.............................................         16,753
   10,000   Canadian National Railway Co.
              6.900% 07/15/28.............................................         12,401
                                                                             ------------
            TRANSPORTATION TOTAL..........................................         29,154
                                                                             ------------
            INDUSTRIALS TOTAL.............................................         64,020
                                                                             ------------
            TECHNOLOGY -- 0.4%
            COMPUTERS -- 0.4%
   18,000   Hewlett-Packard Co.
              5.750% 12/15/06.............................................         18,430
            International Business Machines Corp.
   33,000     4.875% 10/01/06.............................................         33,403
   19,000     5.875% 11/29/32.............................................         21,119
                                                                             ------------
            COMPUTERS TOTAL...............................................         72,952
                                                                             ------------
            TECHNOLOGY TOTAL..............................................         72,952
                                                                             ------------
            UTILITIES -- 0.5%
            ELECTRIC -- 0.4%
            Con Edison Co.
    7,000     4.700% 06/15/09.............................................          7,120
    9,000     6.625% 12/15/05.............................................          9,106
    1,000   Energy East Corp.
              6.750% 06/15/12.............................................          1,133

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


   PAR                                                                           VALUE
------------------------------------------------------------------------------------------
            ELECTRIC -- (CONTINUED)
$   7,000   Exelon Generation Co. LLC
              5.350% 01/15/14.............................................   $      7,246
    9,000   NiSource Finance Corp.
              5.400% 07/15/14.............................................          9,264
    1,000   NY State Electric & Gas
              5.750% 05/01/23.............................................          1,056
    5,000   Public Service Electric & Gas Co.
              4.000% 11/01/08.............................................          4,959
   35,000   Scottish Power PLC
              4.910% 03/15/10.............................................         35,324
    7,000   Virginia Electric and Power Co.
              5.375% 02/01/07.............................................          7,126
                                                                             ------------
            ELECTRIC TOTAL................................................         82,334
                                                                             ------------
            GAS -- 0.1%
   25,000   Sempra Energy
              4.750% 05/15/09.............................................         25,163
                                                                             ------------
            GAS TOTAL.....................................................         25,163
                                                                             ------------
            UTILITIES TOTAL...............................................        107,497
                                                                             ------------
            TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
              (cost of $1,875,470)........................................      1,911,005
                                                                             ------------
            GOVERNMENT AGENCIES & OBLIGATIONS -- 5.0%
            FOREIGN GOVERNMENT BONDS -- 0.6%
   16,000   Hellenic Republic of Greece
              6.950% 03/04/08.............................................         17,137
   24,000   Province of Quebec
              7.500% 09/15/29.............................................         33,546
            Republic of Italy
   11,000     2.750% 12/15/06.............................................         10,859
   39,000     3.750% 12/14/07.............................................         38,883
   23,000   United Mexican States
              7.500% 04/08/33.............................................         26,254
                                                                             ------------
            FOREIGN GOVERNMENT BONDS TOTAL................................        126,679
                                                                             ------------
            U.S. GOVERNMENT AGENCIES & OBLIGATIONS -- 4.4%
   25,000   Federal Home Loan Bank
              5.800% 09/02/08.............................................         26,404
            Federal Home Loan Mortgage Corp.
   13,000     2.875% 10/15/05.............................................         12,977
   19,000     6.625% 09/15/09.............................................         20,918

   PAR                                                                           VALUE
------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCIES & OBLIGATIONS -- (CONTINUED)
$  20,000     6.750% 03/15/31.............................................   $     26,479
  325,000   U.S. Treasury Bonds
              6.250% 08/15/23.............................................        405,019
  222,792   U.S. Treasury Inflation Index Note
              3.625% 01/15/08.............................................        235,750
  170,000   U.S. Treasury Note
              4.250% 11/15/13.............................................        174,150
                                                                             ------------
            U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL..................        901,697
                                                                             ------------
            TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
              (cost of $984,859)..........................................      1,028,376
                                                                             ------------
            ASSET-BACKED SECURITIES -- 4.0%
   10,180   American Express Credit Account Master Trust
              1.690% 01/15/09.............................................          9,972
            AmeriCredit Automobile Receivables Trust
   52,000     2.070% 08/06/08.............................................         51,204
   10,650     5.370% 06/12/08.............................................         10,691
   24,156   Bank One Auto Securitization Trust
              1.820% 09/20/07.............................................         23,992
   65,000   BMW Vehicle Owner Trust
              3.320% 02/25/09.............................................         64,282
   53,000   Citibank Credit Card Issuance Trust
              2.500% 04/07/08.............................................         52,474
            Discover Card Master Trust
    7,645     3.280% 04/16/08.............................................          7,646
   34,000     5.750% 12/15/08.............................................         34,604
            Ford Credit Auto Owner Trust
   22,000     2.700% 06/15/07.............................................         21,883
  155,000     3.540% 11/15/08.............................................        153,503
    3,105     3.790% 09/15/06.............................................          3,106
   80,000   Honda Auto Receivables Owner Trust
              3.060% 10/21/09.............................................         78,686
   61,428   Household Automotive Trust
              2.310% 04/17/08.............................................         61,004
  164,601   Long Beach Mortgage Loan Trust
              3.394% 04/25/35.............................................        164,657
   27,000   Nissan Auto Receivables Owner Trust
              2.700% 12/17/07.............................................         26,687
   68,946   Volkswagen Auto Loan Enhanced Trust
              2.270% 10/22/07.............................................         68,435
                                                                             ------------
            TOTAL ASSET-BACKED SECURITIES
              (cost of $840,834)..........................................        832,826
                                                                             ------------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


   PAR                                                                           VALUE
------------------------------------------------------------------------------------------
              OBLIGATIONS -- 0.7%
$  32,000   Bear Stearns Commercial Mortgage Securities
              4.680% 08/13/39.............................................   $     32,214
   73,000   Morgan Stanley Capital I
              4.970% 12/15/41.............................................         74,847
   34,789   PNC Mortgage Acceptance Corp.
              5.910% 03/12/34.............................................         35,912
                                                                             ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (cost of $140,315)..........................................        142,973
                                                                             ------------
            SHORT-TERM OBLIGATION -- 12.1%
2,514,000   Repurchase agreement with State Street Bank & Trust Co., dated
              06/30/05, due 07/01/05 at 3.100%, collateralized by a U.S.
              Treasury Bond maturing 11/17/08, market value of $2,568,562
              (repurchase proceeds $2,514,216)............................      2,514,000
                                                                             ------------
            TOTAL SHORT-TERM OBLIGATION
              (cost of $2,514,000)........................................      2,514,000
                                                                             ------------
                                                                                VALUE
------------------------------------------------------------------------------------------
              (cost of $21,398,179)(e)....................................   $ 23,238,966
                                                                             ------------
            OTHER ASSETS & LIABILITIES,
              NET -- (12.1)%..............................................     (2,503,088)
                                                                             ------------
            NET ASSETS -- 100.0%..........................................   $ 20,735,878
                                                                             ============

---------------

NOTES TO INVESTMENT PORTFOLIO:

(a)Non-income producing security.
(b)Security purchased on a delayed delivery basis.
(c)The interest rate shown on floating rate or variable rate securities reflect the rate at June 30, 2005.
(d)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $48,111, which represents 0.2% of net assets.

(e)Cost for federal income tax purposes is $21,398,179.

At June 30, 2005, the composition of the Portfolio by asset allocation is as follows:

                                                                  % OF
                      ASSET ALLOCATION                         NET ASSETS
-------------------------------------------------------------------------
Common Stocks...............................................      68.8%
Mortgage-Backed Securities..................................      12.3
Short-Term Obligation.......................................      12.1
Corporate Fixed-Income Bonds & Notes........................       9.2
Government Agencies & Obligations...........................       5.0
Asset-Backed Securities.....................................       4.0
Collateralized Mortgage Obligations.........................       0.7
Other Assets & Liabilities, Net.............................     (12.1)
                                                                 -----
                                                                 100.0%
                                                                 =====

ACRONYM   NAME
-------   ----
ADR       American Depositary Receipt
REIT      Real Estate Investment Trust
TBA       To Be Announced

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  INVESTMENT PORTFOLIO                             JUNE 30, 2005 (UNAUDITED)


    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              CORPORATE FIXED-INCOME BONDS & NOTES -- 74.4%
              BASIC MATERIALS -- 6.7%
              CHEMICALS -- 3.0%
$   553,000   Acetex Corp.
                10.875% 08/01/09................................................   $   583,415
              Equistar Chemicals LP
    250,000     7.550% 02/15/26.................................................       233,750
    250,000     10.625% 05/01/11................................................       277,500
              Lyondell Chemical Co.
    115,000     9.500% 12/15/08.................................................       122,619
    410,000     10.500% 06/01/13................................................       469,450
              Millennium America, Inc.
    125,000     7.000% 11/15/06.................................................       127,812
    205,000     7.625% 11/15/26.................................................       190,650
    350,000   Terra Capital, Inc.
                12.875% 10/15/08................................................       413,875
    510,000   Witco Corp.
                7.750% 04/01/23.................................................       507,450
                                                                                   -----------
              CHEMICALS TOTAL...................................................     2,926,521
                                                                                   -----------
              FOREST PRODUCTS & PAPER -- 2.4%
              Georgia-Pacific Corp.
     85,000     7.250% 06/01/28.................................................        90,844
    155,000     7.375% 12/01/25.................................................       167,400
     15,000     7.750% 11/15/29.................................................        16,725
    360,000     8.000% 01/15/24.................................................       416,700
     55,000     8.875% 02/01/10.................................................        62,425
    260,000     8.875% 05/15/31.................................................       322,400
     85,000     9.375% 02/01/13.................................................        96,475
              Pope and Talbot, Inc.
    320,000     8.375% 06/01/13.................................................       315,200
    290,000   Smurfit Capital Funding PLC Ltd.
                7.500% 11/20/25.................................................       272,600
              Tembec Industries, Inc.
    270,000     7.750% 03/15/12.................................................       199,125
     75,000     8.500% 02/01/11.................................................        57,562
    310,000     8.625% 06/30/09.................................................       251,100
                                                                                   -----------
              FOREST PRODUCTS & PAPER TOTAL.....................................     2,268,556
                                                                                   -----------
              IRON/STEEL -- 1.3%
    311,000   Algoma Steel, Inc.
                11.000% 12/31/09(c).............................................       339,768
    300,000   Allegheny Ludlum Corp.
                6.950% 12/15/25.................................................       285,000
    170,000   Allegheny Technologies, Inc.
                8.375% 12/15/11.................................................       176,800
    245,000   UCAR Finance, Inc.
                10.250% 02/15/12................................................       258,475
    180,000   United States Steel LLC
                10.750% 08/01/08................................................       199,800
                                                                                   -----------
              IRON/STEEL TOTAL..................................................     1,259,843
                                                                                   -----------
              BASIC MATERIALS TOTAL.............................................     6,454,920
                                                                                   -----------

    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              COMMUNICATIONS -- 13.4%
              INTERNET -- 0.0%
$    30,034   Globix Corp.
                11.000% 05/01/08(a)(b)..........................................   $    28,157
                                                                                   -----------
              INTERNET TOTAL....................................................        28,157
                                                                                   -----------
              MEDIA -- 5.4%
              Adelphia Communications Corp.
     15,000     9.250% 10/01/02(d)..............................................        12,900
    170,000     9.375% 11/15/09(d)..............................................       150,875
    235,000     10.250% 11/01/06(d).............................................       204,450
    335,000     10.250% 06/15/11(d).............................................       303,175
              CanWest Media, Inc.
    280,000     7.625% 04/15/13.................................................       300,300
    218,878     8.000% 09/15/12.................................................       230,916
              Frontiervision LP Holdings
     70,000     11.000% 10/15/06(d).............................................        93,800
    260,000     11.875% 09/15/07(d).............................................       359,450
              Hollinger, Inc.
     75,000     11.875% 03/01/11(a).............................................        76,500
    196,000     12.875% 03/01/11(a).............................................       213,640
    325,000   Houghton Mifflin Co.
                7.200% 03/15/11.................................................       331,906
    110,000   Medianews Group, Inc.
                6.875% 10/01/13.................................................       109,450
    330,000   Morris Publishing Group LLC
                7.000% 08/01/13.................................................       321,750
EUR 350,000   Ono Finance
                10.500% 05/15/14(a).............................................       444,914
$   505,000   Paxson Communications Corp.
                (e)01/15/09
                (12.250% 01/15/06)..............................................       472,175
              Quebecor Media, Inc.
    315,000     11.125% 07/15/11................................................       317,362
    120,000     13.750% 07/15/11................................................       133,200
     35,000   Rogers Cablesystems Ltd.
                11.000% 12/01/15................................................        37,975
CAD 365,000   Shaw Communications, Inc.
                7.500% 11/20/13.................................................       326,605
$   155,000   Spanish Broadcasting System, Inc.
                9.625% 11/01/09.................................................       162,460
    275,000   Sun Media Corp.
                7.625% 02/15/13.................................................       290,125
    280,000   Ziff Davis Media, Inc.
                9.150% 05/01/12(a)..............................................       266,700
    111,629     Series B
                13.000% 08/12/09(b).............................................       120,839
                                                                                   -----------
              MEDIA TOTAL.......................................................     5,281,467
                                                                                   -----------
              TELECOMMUNICATIONS -- 8.0%
     70,000   American Tower Escrow Corp.
                08/01/08(f).....................................................        53,813
 EUR 70,000   Cablecom Luxembourg
                9.375% 04/15/14(a)..............................................        95,762
$   125,000   Colo.Com, Inc.
                13.875% 03/15/10(g)(k)..........................................            --

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS -- (CONTINUED)
              Dobson Cellular Systems, Inc.
$    80,000     7.960% 11/01/11(a)..............................................   $    83,300
     80,000     8.375% 11/01/11(a)..............................................        84,200
    135,000     9.875% 11/01/12(a)..............................................       142,088
    460,000   Inmarsat Finance II PLC
                (e)11/15/12
                (10.375% 11/15/08)..............................................       362,250
              Intelsat Bermuda Ltd.
    390,000     7.805% 01/15/12(a)(h)...........................................       396,825
    260,000     8.250% 01/15/13(a)..............................................       268,450
     81,000   Loral Cyberstar, Inc.
                10.000% 07/15/06(d).............................................        62,775
              Lucent Technologies Inc.
    180,000     5.500% 11/15/08.................................................       179,550
    360,000     6.450% 03/15/29.................................................       322,200
     80,000     6.500% 01/15/28.................................................        71,400
    355,000     7.250% 07/15/06.................................................       362,987
    655,000   Millicom International Cellular SA
                10.000% 12/01/13................................................       650,087
    175,000   PanAmSat Corp.
                9.000% 08/15/14.................................................       190,750
    140,000   Qwest Capital Funding, Inc.
                7.750% 08/15/06.................................................       142,975
              Qwest Communications International, Inc.
    275,000     7.250% 02/15/11.................................................       264,687
    205,000     7.500% 11/01/08.................................................       197,313
              Qwest Corp.
     10,000     5.625% 11/15/08.................................................         9,750
    350,000     6.564% 06/30/10(c)(h)(i)........................................       345,800
    220,000     7.250% 09/15/25.................................................       203,500
    135,000     8.875% 03/15/12.................................................       146,475
              Qwest Services Corp.
    203,000     13.000% 12/15/07(a).............................................       226,345
    544,000     13.500% 12/15/10................................................       628,320
    379,000     14.000% 12/15/14................................................       458,590
    185,000   Rogers Cantel, Inc.
                9.750% 06/01/16.................................................       227,550
              Telcordia Technologies
    250,000     10.000% 09/15/12(i).............................................       245,625
    405,000     10.000% 03/15/13(a)(i)..........................................       378,675
    480,000   Triton PCS, Inc.
                8.500% 06/01/13.................................................       441,600
    155,000   TSI Telecommunications
                12.750% 02/01/09................................................       169,725
    300,000   US West Communications
                8.875% 06/01/31.................................................       303,750
                                                                                   -----------
              TELECOMMUNICATIONS TOTAL..........................................     7,717,117
                                                                                   -----------
              COMMUNICATIONS TOTAL..............................................    13,026,741
                                                                                   -----------

    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              CONSUMER CYCLICAL -- 11.0%
              AIRLINES -- 1.0%
$    46,728   American Airlines, Inc.
                7.377% 05/23/19.................................................   $    32,943
              Delta Air Lines, Inc.
  1,105,000     8.300% 12/15/29.................................................       295,588
     30,000     9.750% 05/15/21.................................................         8,250
    110,000     10.000% 08/15/08................................................        42,625
    320,000     10.375% 02/01/11................................................       126,000
    175,000     10.375% 12/15/22................................................        48,125
              Northwest Airlines, Inc.
    335,000     9.875% 03/15/07.................................................       176,713
    470,000     10.000% 02/01/09................................................       211,500
                                                                                   -----------
              AIRLINES TOTAL....................................................       941,744
                                                                                   -----------
              AUTO MANUFACTURERS -- 0.2%
              General Motors Corp.
    170,000     8.375% 07/15/33.................................................       142,375
                Series C
      1,000     6.250% 07/15/33.................................................        21,100
                                                                                   -----------
              AUTO MANUFACTURERS TOTAL..........................................       163,475
                                                                                   -----------
              AUTO PARTS & EQUIPMENT -- 2.9%
     90,000   Advanced Accessory Systems LLC
                10.750% 06/15/11................................................        72,900
              Collins & Aikman Products Co.
    135,000     10.750% 12/31/11(d)(m)..........................................        32,906
    715,000     12.875% 08/15/12(a)(d)(m).......................................        28,600
    105,000   Cooper-Standard Automotive, Inc.
                7.000% 12/15/12.................................................        96,075
    280,000   Dana Corp.
                9.000% 08/15/11.................................................       313,600
              Goodyear Tire & Rubber Co.
    130,000     6.375% 03/15/08.................................................       128,700
    225,000     6.625% 12/01/06.................................................       226,688
     55,000     8.500% 03/15/07.................................................        57,200
    500,000     11.000% 04/30/10(i).............................................       498,930
    905,000     12.500% 03/01/11(a).............................................     1,011,337
              Tenneco Automotive, Inc.
    245,000     8.625% 11/15/14.................................................       246,225
    120,000     10.250% 07/15/13................................................       135,600
                                                                                   -----------
              AUTO PARTS & EQUIPMENT TOTAL......................................     2,848,761
                                                                                   -----------
              ENTERTAINMENT -- 1.2%
     70,000   Isle of Capri Casinos, Inc.
                9.000% 03/15/12.................................................        76,300
    285,000   Jacobs Entertainment Co.
                11.875% 02/01/09(a).............................................       306,700
    160,000   LCE Acquisition Corp.
                9.000% 08/01/14(a)..............................................       155,200
     37,000   President Casinos
                13.000% 09/15/49(c)(d)(k).......................................        36,260
              Six Flags, Inc.
    225,000     9.625% 06/01/14.................................................       208,688
    205,000     9.750% 04/15/13.................................................       192,700

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              ENTERTAINMENT -- (CONTINUED)
$    82,334   United Artists Theatre Circuit, Inc.
                9.300% 07/01/15(c)..............................................   $    82,334
    120,000   Warner Music Group
                7.375% 04/15/14.................................................       121,500
                                                                                   -----------
              ENTERTAINMENT TOTAL...............................................     1,179,682
                                                                                   -----------
              LODGING -- 2.5%
              Caesars Entertainment, Inc.
    400,000     8.875% 09/15/08.................................................       442,000
    835,000     9.375% 02/15/07.................................................       897,625
     85,000   Gaylord Entertainment Co.
                8.000% 11/15/13.................................................        89,675
              ITT Corp.
    245,000     7.375% 11/15/15.................................................       273,175
     50,000     7.750% 11/15/25.................................................        51,500
     50,000   Mandalay Resort Group
                9.500% 08/01/08.................................................        55,375
    310,000   MGM Mirage
                8.375% 02/01/11.................................................       337,125
    316,633   Trump Entertainment Resorts, Inc.
                8.500% 06/01/15.................................................       308,717
                                                                                   -----------
              LODGING TOTAL.....................................................     2,455,192
                                                                                   -----------
              RETAIL -- 2.5%
    355,000   Blockbuster, Inc.
                9.000% 09/01/12(a)..............................................       331,925
    175,000   Jafra Cosmetics International Inc./ Distribuidora Comerical Jaffra
                SA de CV
                10.750% 05/15/11................................................       196,000
     40,825   Restructured Asset Securities
                11.000% 06/30/08(g)(k)..........................................            --
    550,000   Star Gas Partners LP/Star Gas Finance Co.
                10.250% 02/15/13................................................       508,750
              Toys R Us, Inc.
    875,000     7.625% 08/01/11.................................................       808,281
    565,000     8.750% 09/01/21.................................................       567,825
                                                                                   -----------
              RETAIL TOTAL......................................................     2,412,781
                                                                                   -----------
              TEXTILES -- 0.7%
    585,000   INVISTA
                9.250% 05/01/12(a)..............................................       639,844
                                                                                   -----------
              TEXTILES TOTAL....................................................       639,844
                                                                                   -----------
              CONSUMER CYCLICAL TOTAL...........................................    10,641,479
                                                                                   -----------
              CONSUMER NON-CYCLICAL -- 7.3%
              AGRICULTURE -- 0.6%
              Commonwealth Brands, Inc.
    365,000     9.750% 04/15/08(a)..............................................       383,250
    200,000     10.625% 09/01/08(a).............................................       210,000
                                                                                   -----------
              AGRICULTURE TOTAL.................................................       593,250
                                                                                   -----------

    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              COMMERCIAL SERVICES -- 3.7%
$   145,000   American Color Graphics, Inc.
                10.000% 06/15/10................................................   $   104,400
    300,000   Chemed Corp.
                8.750% 02/24/11.................................................       321,000
              Dollar Financial Group, Inc.
    365,000     9.750% 11/15/11.................................................       375,950
     50,000     9.750% 11/15/11(a)..............................................        51,438
    235,000   Great Lakes Dredge & Dock Corp.
                7.750% 12/15/13.................................................       178,600
    360,000   Language Line Holdings, Inc.
                11.125% 06/15/12................................................       324,000
    110,000   Phoenix Color Corp.
                10.375% 02/01/09................................................       101,200
    340,000   Protection One Alarm Monitoring
                8.125% 01/15/09.................................................       327,250
    490,000   Quintiles Transnational Corp.
                10.000% 10/01/13................................................       540,225
    280,000   Rent-Way, Inc.
                11.875% 06/15/10................................................       310,800
    130,000   Vertis, Inc.
                9.750% 04/01/09.................................................       135,200
    310,000   Vertrue, Inc.
                9.250% 04/01/14.................................................       308,450
    475,000   Williams Scotsman
                10.000% 08/15/08................................................       518,937
                                                                                   -----------
              COMMERCIAL SERVICES TOTAL.........................................     3,597,450
                                                                                   -----------
              FOOD -- 1.3%
    180,000   Chiquita Brands International, Inc.
                7.500% 11/01/14.................................................       168,300
EUR 500,000   Parmalat Finance Corp. BV
                6.250% 02/07/49(d)..............................................       140,738
$   555,000   Pinnacle Foods Holding Corp.
                8.250% 12/01/13.................................................       496,725
              Swift & Co.
     70,000     10.125% 10/01/09................................................        76,300
    340,000     12.500% 01/01/10................................................       380,800
                                                                                   -----------
              FOOD TOTAL........................................................     1,262,863
                                                                                   -----------
              HEALTHCARE SERVICES -- 0.9%
    375,000   Ameripath, Inc.
                10.500% 04/01/13................................................       379,688
    270,000   HCA, Inc.
                8.360% 04/15/24.................................................       312,247
    115,000   National Nephrology Associates, Inc.
                9.000% 11/01/11(a)..............................................       128,656
                                                                                   -----------
              HEALTHCARE SERVICES TOTAL.........................................       820,591
                                                                                   -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              PHARMACEUTICALS -- 0.8%
              Warner Chilcott Corp.
$   334,981     8.750% 02/01/15(a)..............................................   $   325,769
                Series B
    409,433     5.584% 01/18/12(i)..............................................       409,945
                Series D
     76,217     5.584% 01/18/12(i)..............................................        76,312
                                                                                   -----------
              PHARMACEUTICALS TOTAL.............................................       812,026
                                                                                   -----------
              CONSUMER NON-CYCLICAL TOTAL.......................................     7,086,180
                                                                                   -----------
              CONSUMER STAPLES -- 0.2%
              FOOD & STAPLES RETAILING -- 0.2%
    145,000   Bear Creek Corp.
                9.000% 03/01/13(a)..............................................       141,375
                                                                                   -----------
              FOOD & STAPLES RETAILING TOTAL....................................       141,375
                                                                                   -----------
              CONSUMER STAPLES TOTAL............................................       141,375
                                                                                   -----------
              DIVERSIFIED -- 1.7%
              HOLDING COMPANIES -- DIVERSIFIED -- 1.7%
    129,000   ESI Tractebel Acquisition Corp.
                7.990% 12/30/11.................................................       136,740
  2,090,000   Pharma Services Intermediate Holding Corp.
                (e)04/01/14
                (11.500% 04/01/09)..............................................     1,510,025
                                                                                   -----------
              HOLDING COMPANIES -- DIVERSIFIED TOTAL............................     1,646,765
                                                                                   -----------
              DIVERSIFIED TOTAL.................................................     1,646,765
                                                                                   -----------
              ENERGY -- 7.7%
              OIL & GAS SERVICES -- 1.0%
    265,000   Lone Star Technologies
                9.000% 06/01/11.................................................       279,575
              Petroleum Geo-Services ASA
     61,008     8.000% 11/05/06.................................................        62,304
    549,387     10.000% 11/05/10................................................       616,687
                                                                                   -----------
              OIL & GAS SERVICES TOTAL..........................................       958,566
                                                                                   -----------
              OIL, GAS & CONSUMABLE FUELS -- 4.2%
    995,000   El Paso Production Holding Co.
                7.750% 06/01/13.................................................     1,063,406
    440,000   Evergreen Resources, Inc.
                5.875% 03/15/12.................................................       437,527
    285,000   Exco Resources, Inc.
                7.250% 01/15/11.................................................       282,150
    350,000   Forest Oil Corp.
                8.000% 06/15/08.................................................       374,500
     55,000   Hilcorp Energy LP/
                Hilcorp Finance Co.
                10.500% 09/01/10(a).............................................        60,775

    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
$   300,000   Mission Resources Corp.
                9.875% 04/01/11.................................................   $   315,000
              Newfield Exploration Co.
     25,000     7.625% 03/01/11.................................................        27,375
     25,000     8.375% 08/15/12.................................................        27,313
              Parker Drilling Co.
    165,000     9.625% 10/01/13(a)..............................................       186,450
    160,000     9.625% 10/01/13.................................................       180,800
     29,000     10.125% 11/15/09................................................        30,523
    130,000   Plains E&P Co.
                8.750% 07/01/12.................................................       141,050
    330,000   Pride International, Inc.
                7.375% 07/15/14.................................................       360,937
    185,000   Venoco, Inc.
                8.750% 12/15/11.................................................       181,300
              Vintage Petroleum, Inc.
    105,000     7.875% 05/15/11.................................................       110,775
    335,000     8.250% 05/01/12.................................................       361,800
              OIL, GAS & CONSUMABLE FUELS
                TOTAL...........................................................     4,141,681
                                                                                   -----------
              PIPELINES -- 2.5%
    165,000   ANR Pipeline Co.
                7.375% 02/15/24.................................................       174,075
              Dynegy Holdings, Inc.
    260,000     9.625% 11/01/21.................................................       327,600
    185,000     9.641% 07/15/08(a)(h)...........................................       196,100
    470,000     9.875% 07/15/10(a)..............................................       517,000
    165,000     10.125% 07/15/13(a).............................................       186,450
              El Paso Corp.
    280,000     7.000% 05/15/11.................................................       280,000
    105,000     7.800% 08/01/31.................................................       101,850
              El Paso Natural Gas Co.
     20,000     7.500% 11/15/26.................................................        21,100
    295,000     7.625% 08/01/10.................................................       311,225
    115,000     8.375% 06/15/32.................................................       132,250
    115,000   Pacific Energy Partners LP/
                Pacific Energy Finance Corp.
                7.125% 06/15/14.................................................       119,671
     45,000   Southern Natural Gas Co.
                7.350% 02/15/31.................................................        47,475
                                                                                   -----------
              PIPELINES TOTAL...................................................     2,414,796
                                                                                   -----------
              ENERGY TOTAL......................................................     7,515,043
                                                                                   -----------
              FINANCIALS -- 11.0%
              BANKS -- 0.4%
    355,000   Fremont General Corp.
                7.875% 03/17/09.................................................       365,650
                                                                                   -----------
              BANKS TOTAL.......................................................       365,650
                                                                                   -----------
              DIVERSIFIED FINANCIAL SERVICES -- 6.0%
              AMR Real Estate
    810,000     7.125% 02/15/13(a)..............................................       797,850
    450,000     8.125% 06/01/12.................................................       465,750

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES -- (CONTINUED)
$    89,279   Caithness Coso Funding Corp.
                9.050% 12/15/09.................................................   $    95,528
              Cedar Brakes LLC
    121,965     8.500% 02/15/14(a)..............................................       140,412
    275,535     9.875% 09/01/13(a)..............................................       325,476
              General Motors Acceptance Corp.
    185,000     5.625% 05/15/09.................................................       172,187
    515,000     6.150% 04/05/07.................................................       510,416
    620,000     6.750% 12/01/14.................................................       556,500
  1,075,000     8.000% 11/01/31.................................................       967,769
              LaBranche & Co., Inc.
    155,000     9.500% 05/15/09.................................................       162,750
    315,000     11.000% 05/15/12................................................       340,200
    235,000   Rainbow National Services LLC
                10.375% 09/01/14(a).............................................       270,250
    200,000   UGS Corp.
                10.000% 06/01/12................................................       224,000
              Vanguard Health Holding Co. LLC
                (e)10/01/15
    880,000     (11.250% 10/01/15)..............................................       627,000
    155,000     9.000% 10/01/14.................................................       167,787
                                                                                   -----------
              DIVERSIFIED FINANCIAL SERVICES TOTAL..............................     5,823,875
                                                                                   -----------
              INSURANCE -- 0.9%
    330,000   Crum & Forster Holdings Corp.
                10.375% 06/15/13................................................       359,700
              Fairfax Financial Holdings Ltd.
     15,000     7.375% 04/15/18.................................................        12,975
     15,000     7.750% 04/26/12.................................................        14,250
    260,000     7.750% 07/15/37.................................................       208,650
     15,000     8.300% 04/15/26.................................................        12,900
              Lumbermens Mutual Casualty
     30,000     8.450% 12/01/97(a)(d)...........................................           638
    645,000     9.150% 07/01/26(a)(d)...........................................        13,706
    330,000   Unum-Provident Corp.
                6.750% 12/15/28.................................................       304,425
                                                                                   -----------
              INSURANCE TOTAL...................................................       927,244
                                                                                   -----------
              REAL ESTATE -- 2.4%
    170,000   Blum CB Corp.
                11.250% 06/15/11................................................       188,700
    129,000   CB Richard Ellis Services, Inc.
              Escrowed to Maturity
                9.750% 05/15/10.................................................       142,223
    979,970   LNR Property Corp.
              Series B
                3.580% 02/03/08(c)(i)...........................................       991,347
  1,000,000   Riley Mezzanine
                1.222% 03/02/08(i)..............................................       998,130
                                                                                   -----------
              REAL ESTATE TOTAL.................................................     2,320,400
                                                                                   -----------

    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (REIT) -- 1.3%
              Crescent Real Estate Equities LP
$     5,000     7.500% 09/15/07.................................................   $     5,112
    300,000     9.250% 04/15/09.................................................       319,500
    415,000   Omega Healthcare Investors, Inc.
                7.000% 04/01/14.................................................       412,925
    515,000   Trustreet Properties, Inc.
                7.500% 04/01/15(a)..............................................       525,527
                                                                                   -----------
              REAL ESTATE INVESTMENT TRUSTS (REIT) TOTAL........................     1,263,064
                                                                                   -----------
              FINANCIALS TOTAL..................................................    10,700,233
                                                                                   -----------
              INDUSTRIALS -- 9.1%
              AEROSPACE & DEFENSE -- 0.8%
              BE Aerospace, Inc.
    120,000     8.000% 03/01/08.................................................       120,000
    105,000     8.500% 10/01/10.................................................       115,500
    210,000     8.875% 05/01/11.................................................       218,925
              Sequa Corp.
    110,000     8.875% 04/01/08.................................................       118,250
    185,000     9.000% 08/01/09.................................................       203,500
                                                                                   -----------
              AEROSPACE & DEFENSE TOTAL.........................................       776,175
                                                                                   -----------
              BUILDING MATERIALS -- 1.2%
    145,000   Compression Polymers Holding Corp.
                10.500% 07/01/13(a).............................................       146,994
    420,000   Dayton Superior Corp.
                10.750% 09/15/08................................................       437,850
     75,000   Goodman Global Holding Co., Inc.
                6.410% 06/15/12(a)(h)...........................................        73,125
    138,000   Interline Brands, Inc.
                11.500% 05/15/11................................................       151,800
    335,000   MMI Products, Inc.
                11.250% 04/15/07................................................       331,650
                                                                                   -----------
              BUILDING MATERIALS TOTAL..........................................     1,141,419
                                                                                   -----------
              ELECTRICAL COMPONENTS & EQUIPMENT -- 0.5%
    455,000   Spectrum Brands, Inc.
                8.500% 10/01/13.................................................       475,475
                                                                                   -----------
              ELECTRICAL COMPONENTS & EQUIPMENT TOTAL...........................       475,475
                                                                                   -----------
              ELECTRONICS -- 0.7%
    105,000   Dresser, Inc.
                9.375% 04/15/11.................................................       110,513
              Fisher Scientific International, Inc.
    210,000     8.000% 09/01/13.................................................       239,925
    195,000     6.125% 07/01/15(a)..............................................       195,000
    130,000   Knowles Electronics Holdings, Inc.
                13.125% 10/15/09................................................       131,787
                                                                                   -----------
              ELECTRONICS TOTAL.................................................       677,225
                                                                                   -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              ENVIRONMENTAL CONTROL -- 0.4%
$   380,000   Geo Sub Corp.
                11.000% 05/15/12................................................   $   379,050
                                                                                   -----------
              ENVIRONMENTAL CONTROL TOTAL.......................................       379,050
                                                                                   -----------
              HAND/MACHINE TOOLS -- 0.1%
    165,000   Thermadyne Holdings Corp.
                9.250% 02/01/14.................................................       152,213
                                                                                   -----------
              HAND/MACHINE TOOLS TOTAL..........................................       152,213
                                                                                   -----------
              METAL FABRICATE/HARDWARE -- 0.3%
    250,000   Mueller Holdings, Inc.
                10.000% 05/01/12................................................       262,500
                                                                                   -----------
              METAL FABRICATE/HARDWARE
                TOTAL...........................................................       262,500
                                                                                   -----------
              MISCELLANEOUS MANUFACTURING -- 1.0%
    400,000   Amsted Industries, Inc.
                10.250% 10/15/11(a).............................................       428,000
    605,000   Mark IV Industries, Inc.
                7.500% 09/01/07.................................................       576,262
                                                                                   -----------
              MISCELLANEOUS MANUFACTURING TOTAL.................................     1,004,262
                                                                                   -----------
              PACKAGING & CONTAINERS -- 3.7%
    395,000   Consolidated Container Co. LLC
                (e)06/15/09
                (10.750% 06/15/07)..............................................       308,100
    660,000   Crown Cork PLC
                7.000% 12/15/06.................................................       673,200
              Crown European Holdings SA
    595,000     9.500% 03/01/11.................................................       658,962
    315,000     10.875% 03/01/13................................................       371,700
              Owens-Brockway Glass Container, Inc.
     70,000     8.250% 05/15/13.................................................        75,775
    255,000     8.875% 02/15/09.................................................       272,213
              Owens-Illinois, Inc.
    425,000     7.350% 05/15/08.................................................       439,875
    250,000     7.800% 05/15/18.................................................       258,750
    465,000     8.100% 05/15/07.................................................       483,600
                                                                                   -----------
              PACKAGING & CONTAINERS TOTAL......................................     3,542,175
                                                                                   -----------
              TRANSPORTATION -- 0.2%
    155,000   TFM SA de CV
                12.500% 06/15/12................................................       181,350
                                                                                   -----------
              TRANSPORTATION TOTAL..............................................       181,350
                                                                                   -----------

    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              TRUCKING & LEASING -- 0.2%
$   265,000   Interpool, Inc.
                6.000% 09/01/14.................................................   $   242,475
                                                                                   -----------
              TRUCKING & LEASING TOTAL..........................................       242,475
                                                                                   -----------
              INDUSTRIALS TOTAL.................................................     8,834,319
                                                                                   -----------
              TECHNOLOGY -- 1.6%
              COMPUTERS -- 0.5%
    150,000   Activant Solutions, Inc.
                9.504% 04/01/10(a)(h)...........................................       156,937
              Sungard Data Systems, Inc.
    330,000     3.750% 01/15/09.................................................       299,475
     45,000     4.875% 01/15/14.................................................        36,338
                                                                                   -----------
              COMPUTERS TOTAL...................................................       492,750
                                                                                   -----------
              SEMICONDUCTORS -- 0.6%
              Amkor Technology, Inc.
     35,000     7.125% 03/15/11.................................................        29,925
     45,000     7.750% 05/15/13.................................................        38,250
              MagnaChip Semiconductor SA/ MagnaChip Semiconductor Finance Co.
    185,000     6.660% 12/15/11(a)(h)...........................................       184,075
    345,000     8.000% 12/15/14(a)..............................................       330,337
                                                                                   -----------
              SEMICONDUCTORS TOTAL..............................................       582,587
                                                                                   -----------
              SOFTWARE -- 0.5%
    420,000   IPC Acquisition Corp.
                11.500% 12/15/09................................................       452,550
                                                                                   -----------
              SOFTWARE TOTAL....................................................       452,550
                                                                                   -----------
              TECHNOLOGY TOTAL..................................................     1,527,887
                                                                                   -----------
              UTILITIES -- 4.7%
              ELECTRIC -- 4.7%
  1,095,000   AES Corp.
                9.000% 05/15/15(a)..............................................     1,226,400
              AES Eastern Energy LP
    250,431     9.000% 01/02/17.................................................       289,874
    150,000     9.670% 01/02/29.................................................       185,625
              Calpine Corp.
  1,509,000     8.500% 07/15/10(a)..............................................     1,161,930
    150,000     9.875% 12/01/11(a)..............................................       117,000
              Mirant Americas Generation LLC
    170,000     8.300% 05/01/11(d)..............................................       193,800
     15,000     8.500% 10/01/21(d)..............................................        16,050
    145,000     9.125% 05/01/31(d)..............................................       156,963
              Mirant Revolving Credit Facility
    100,000     10.000% 01/15/06(c)(d)(i).......................................        75,292
    252,551     10.000% 07/17/05(c)(d)(i).......................................       206,334
    388,000   NRG Energy, Inc.
                8.000% 12/15/13(a)..............................................       409,340
    230,000   PSEG Energy Holdings LLC
                8.625% 02/15/08.................................................       243,800
    100,000   Reliant Energy, Inc.
                9.250% 07/15/10.................................................       108,250

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              ELECTRIC -- (CONTINUED)
$    44,702   Tiverton Power Associates/Rumford Power Associates
                9.000% 07/15/18(a)..............................................   $    34,979
     80,000   Western Resources
                7.875% 05/01/07.................................................        85,148
                                                                                   -----------
              ELECTRIC TOTAL....................................................     4,510,785
                                                                                   -----------
              UTILITIES TOTAL...................................................     4,510,785
                                                                                   -----------
              TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
                (cost of $69,756,658)...........................................    72,085,727
                                                                                   -----------
              CONVERTIBLE BONDS -- 5.3%
              COMMUNICATIONS -- 1.1%
              INTERNET -- 0.1%
    296,350   At Home Corp.
                4.750% 12/15/06(d)..............................................        59,270
    105,000   RiverStone Networks, Inc.
                3.750% 12/01/06(a)..............................................        99,243
                                                                                   -----------
              INTERNET TOTAL....................................................       158,513
                                                                                   -----------
              TELECOMMUNICATIONS -- 1.0%
    425,000   Ciena Corp.
                3.750% 02/01/08.................................................       374,604
    615,000   Nortel Networks Corp.
                4.250% 09/01/08.................................................       575,025
                                                                                   -----------
              TELECOMMUNICATIONS TOTAL..........................................       949,629
                                                                                   -----------
              COMMUNICATIONS TOTAL..............................................     1,108,142
                                                                                   -----------
              CONSUMER CYCLICAL -- 0.1%
              AIRLINES -- 0.1%
    155,000   Delta Air Lines, Inc.
                8.000% 06/03/23.................................................        55,061
                                                                                   -----------
              AIRLINES TOTAL....................................................        55,061
                                                                                   -----------
              CONSUMER CYCLICAL TOTAL...........................................        55,061
                                                                                   -----------
              CONSUMER NON-CYCLICAL -- 1.5%
              BIOTECHNOLOGY -- 0.3%
    445,000   Amgen, Inc.
                03/01/32(f).....................................................       321,463
                                                                                   -----------
              BIOTECHNOLOGY TOTAL...............................................       321,463
                                                                                   -----------
              HEALTH CARE SERVICES -- 1.2%
  1,135,000   Laboratory Corp. of America Holdings
                09/11/21(f).....................................................       844,735
              Lincare Holdings, Inc.
    170,000     3.000% 06/15/33.................................................       174,116
     85,000     3.000% 06/15/33.................................................        87,058
                                                                                   -----------
              HEALTH CARE SERVICES TOTAL........................................     1,105,909
                                                                                   -----------
              CONSUMER NON-CYCLICAL TOTAL.......................................     1,427,372
                                                                                   -----------

    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              FINANCIALS -- 0.2%
              DIVERSIFIED FINANCIAL SERVICES -- 0.2%
$   200,000   Providian Financial Corp.
                3.25% 09/15/05..................................................   $   199,814
                                                                                   -----------
              DIVERSIFIED FINANCIAL SERVICES
                TOTAL...........................................................       199,814
                                                                                   -----------
              FINANCIALS TOTAL..................................................       199,814
                                                                                   -----------
              TECHNOLOGY -- 1.8%
              SEMICONDUCTORS -- 1.8%
  1,000,000   Amkor Technology, Inc.
                5.750% 06/01/06.................................................       932,070
    345,000   LSI Logic Corp.
                4.000% 11/01/06.................................................       338,093
    500,000   Sunshine Funded Bridge Loan
                9.140% 05/31/06(h)(i)...........................................       500,000
                                                                                   -----------
              SEMICONDUCTORS TOTAL..............................................     1,770,163
                                                                                   -----------
              TECHNOLOGY TOTAL..................................................     1,770,163
                                                                                   -----------
              TELECOMMUNICATION SERVICES -- 0.6%
              DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
EUR 500,000   Satbirds
                4.476% 05/01/14(c)(i)...........................................       608,351
                                                                                   -----------
              DIVERSIFIED TELECOMMUNICATION SERVICES TOTAL......................       608,351
                                                                                   -----------
              TELECOMMUNICATION SERVICES TOTAL..................................       608,351
                                                                                   -----------
              CONVERTIBLE BONDS TOTAL
                (cost of $5,243,827)............................................     5,168,903
                                                                                   -----------
  SHARES
-----------
              PREFERRED STOCKS -- 1.7%
              COMMUNICATIONS -- 0.5%
              MEDIA -- 0.5%
          5   Paxson Communications Corp.(b)....................................        32,250
     18,300   Quadramed Corp.(a)(c).............................................       411,750
         25   Ziff Davis Holdings, Inc.(c)......................................        17,313
                                                                                   -----------
              MEDIA TOTAL.......................................................       461,313
                                                                                   -----------
              COMMUNICATIONS TOTAL..............................................       461,313
                                                                                   -----------
              FINANCIALS -- 1.2%
              INSURANCE -- 0.2%
      8,900   Conseco, Inc. ....................................................       244,750
                                                                                   -----------
              INSURANCE TOTAL...................................................       244,750
                                                                                   -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


  SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (REIT) -- 1.0%
      6,750   Sovereign Real Estate(a)..........................................   $   978,750
                                                                                   -----------
              REAL ESTATE INVESTMENT TRUSTS (REIT) TOTAL........................       978,750
                                                                                   -----------
              FINANCIALS TOTAL..................................................     1,223,500
                                                                                   -----------
              TOTAL PREFERRED STOCKS
                (cost of $1,625,338)............................................     1,684,813
                                                                                   -----------
              COMMON STOCKS -- 1.6%
              BASIC MATERIALS -- 0.0%
              FOREST PRODUCTS & PAPER -- 0.0%
      8,000   Abitibi-Consolidated, Inc. .......................................        35,840
                                                                                   -----------
              FOREST PRODUCTS & PAPER TOTAL.....................................        35,840
                                                                                   -----------
              BASIC MATERIALS TOTAL.............................................        35,840
                                                                                   -----------
              COMMUNICATIONS -- 0.6%
              INTERNET -- 0.2%
     81,009   Globix Corp.(c)...................................................       200,092
                                                                                   -----------
              INTERNET TOTAL....................................................       200,092
                                                                                   -----------
              TELECOMMUNICATIONS -- 0.4%
      6,000   Haights Cross Communications, Inc.(c).............................       342,000
      1,774   Remote Dynamics, Inc. ............................................         2,590
                                                                                   -----------
              TELECOMMUNICATIONS TOTAL..........................................       344,590
                                                                                   -----------
              COMMUNICATIONS TOTAL..............................................       544,682
                                                                                   -----------
              CONSUMER CYCLICAL -- 0.6%
              AUTO COMPONENTS -- 0.4%
     28,100   Goodyear Tire & Rubber Co. .......................................       418,690
                                                                                   -----------
              AUTO COMPONENTS TOTAL.............................................       418,690
                                                                                   -----------
              HOTELS, RESTAURANTS & LEISURE -- 0.0%
      3,089   Trump Entertainment Resorts, Inc. ................................        42,011
                                                                                   -----------
              HOTELS, RESTAURANTS & LEISURE TOTAL...............................        42,011
                                                                                   -----------
              MEDIA -- 0.2%
      3,399   Liberty Global, Inc., Class A.....................................       158,631
                                                                                   -----------
              MEDIA TOTAL.......................................................       158,631
                                                                                   -----------
              CONSUMER CYCLICAL TOTAL...........................................       619,332
                                                                                   -----------

  SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------
              HEALTH CARE -- 0.0%
              HEALTH CARE PROVIDERS AND SERVICES -- 0.0%
         56   Fountain View, Inc.(c)(k).........................................   $       896
                                                                                   -----------
              HEALTH CARE PROVIDERS AND SERVICES TOTAL..........................           896
                                                                                   -----------
              HEALTH CARE TOTAL.................................................           896
                                                                                   -----------
              INDUSTRIALS -- 0.3%
              HAND/MACHINE TOOLS -- 0.2%
     16,116   Thermadyne Holdings Corp.(c)......................................       225,624
                                                                                   -----------
              HAND/MACHINE TOOLS TOTAL..........................................       225,624
                                                                                   -----------
              METAL FABRICATE/HARDWARE -- 0.1%
     25,603   ACP Holding Co.(a)(c).............................................        44,805
                                                                                   -----------
              METAL FABRICATE/HARDWARE TOTAL....................................        44,805
                                                                                   -----------
              INDUSTRIALS TOTAL.................................................       270,429
                                                                                   -----------
              TECHNOLOGY -- 0.1%
              SOFTWARE -- 0.1%
     35,026   Quadramed Corp.(c)................................................        60,945
                                                                                   -----------
              SOFTWARE TOTAL....................................................        60,945
                                                                                   -----------
              TECHNOLOGY TOTAL..................................................        60,945
                                                                                   -----------
              TOTAL COMMON STOCKS
                (cost of $953,149)..............................................     1,532,124
                                                                                   -----------
    PAR
-----------
              ASSET-BACKED SECURITIES -- 0.4%
$   395,048   Gilroy Receivable Asset Trust
                10.000% 09/30/14(c)(i)..........................................   $   395,048
     29,175   GT Telecom Racers Trust
                9.755% 07/02/07(c)(g)(k)........................................            --
                                                                                   -----------
              TOTAL ASSET-BACKED SECURITIES
                (cost of $411,805)..............................................       395,048
                                                                                   -----------
   UNITS
-----------
              WARRANTS(J) -- 0.1%
              BASIC MATERIALS -- 0.1%
              FOREST PRODUCTS & PAPER -- 0.1%
     28,376   Neenah Paper, Inc.
                Expires 09/30/13(a).............................................   $    49,658
                                                                                   -----------
              FOREST PRODUCTS & PAPER TOTAL.....................................        49,658
                                                                                   -----------
              BASIC MATERIALS TOTAL.............................................        49,658
                                                                                   -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


   UNITS                                                                              VALUE
-----------------------------------------------------------------------------------------------
              COMMUNICATIONS -- 0.0%
              MEDIA -- 0.0%
        105   Ono Finance PLC
                Expires 03/16/11(a).............................................   $         1
      6,630   Ziff Davis Media, Inc.
                Expires 08/12/12(a).............................................           663
                                                                                   -----------
              MEDIA TOTAL.......................................................           664
                                                                                   -----------
              TELECOMMUNICATIONS -- 0.0%
        125   Colo.Com, Inc.
                Expires 03/15/10(k).............................................            --
          9   Haights Cross Communications Inc.
                Expires 12/10/11(c)(k)..........................................            --
      5,880   Haights Cross Communications Inc.
              Preferred Warrants,
                Expires 10/12/11(c)(k)..........................................            59
                                                                                   -----------
              TELECOMMUNICATIONS TOTAL..........................................            59
                                                                                   -----------
              COMMUNICATIONS TOTAL..............................................           723
                                                                                   -----------
              TOTAL WARRANTS
                (cost of $28,195)...............................................        50,381
                                                                                   -----------
    PAR
-----------
              SHORT-TERM OBLIGATIONS -- 15.6%
$15,173,000   Repurchase agreement with State Street Bank & Trust Co., dated
                06/30/05, due 07/01/05 at 3.100%, collateralized by a U.S.
                Government Agency Bond maturing 02/15/08, market value
                $15,480,238
                (repurchase proceeds $15,174,307)...............................    15,173,000
      2,000   Repurchase agreement with Wachovia Capital Markets, dated
                06/30/05, due 07/01/05 at 3.410%, collateralized by U.S.
                Government Agency securities with various maturities to
                10/20/33, market value $2,027
                (repurchase proceeds $2,000)(l).................................   $     2,000
                                                                                   -----------

    PAR                                                                               VALUE
-----------------------------------------------------------------------------------------------
              TOTAL SHORT-TERM OBLIGATIONS
                (cost of $15,175,000)...........................................   $15,175,000
                                                                                   -----------
              TOTAL INVESTMENTS -- 99.1%
                (cost of $93,193,972)(n)........................................    96,091,996
                                                                                   -----------
              OTHER ASSETS & LIABILITIES, NET -- 0.9%...........................       859,544
                                                                                   -----------
              NET ASSETS -- 100.0%..............................................   $96,951,540
                                                                                   ===========

---------------
NOTES TO INVESTMENT PORTFOLIO:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities, which did not include any illiquid securities except for the table on the following page, amounted to $15,689,271, which represents 16.2% of net assets.

(b) Payment-in-kind.

(c) Restricted and illiquid securities.

(d) The issuer is in default of certain debt covenants. Income is not being accrued. As of June 30, 2005, the value of these securities amounted to $2,147,982, which represents 2.2% of net assets.

(e) Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f) Zero coupon bond.

(g) Security has no value.

(h) The interest rate shown on floating rate or variable rate securities reflect the rate at June 30, 2005.

(i) Loan participation agreement.

(j) Non-income producing security.

(k) Fair valued security.

(l) This amount represents investment of cash collateral received from securities lending activity (see Note 10).

(m) All or a portion of this security was on loan at June 30, 2005. The aggregate cost and market value of securities on loan at June 30, 2005 is $1,700 and $2,000 respectively.

(n) Cost for federal income tax purposes is $93,193,972.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  INVESTMENT PORTFOLIO (CONTINUED)                 JUNE 30, 2005 (UNAUDITED)


                                                                                             MARKET     PERCENTAGE
                                               ACQUISITION     PRINCIPAL     ACQUISITION     VALUE        OF NET
             ILLIQUID SECURITIES                  DATE       AMOUNT/SHARES      COST        6/30/05       ASSETS
             -------------------               -----------   -------------   -----------    -------     ----------
AES Corp., 9.000% 05/15/15...................   05/01/03-      1,095,000     $1,145,575    $1,226,400      1.3%
                                                 06/06/05
Calpine Corp., 8.500% 07/15/10...............   07/10/03-      1,509,000      1,225,941     1,161,930      1.2
                                                 05/25/05
Collins & Aikman Products Co., 12.875%                           715,000        580,578        28,600      0.0
 08/15/12....................................   08/12/04-
                                                 04/12/05
Dobson Cellular Systems, Inc., 8.375%                             80,000         80,000        84,200      0.1
 11/01/11....................................    10/26/04
Dynegy Holdings, Inc., 9.875% 07/15/10.......   08/01/03-        470,000        474,458       517,000      0.5
                                                 05/20/04
Dynegy Holdings, Inc., 10.125% 07/15/13......   09/30/03-        165,000        173,033       186,450      0.2
                                                 05/21/04
Hollinger, Inc., 12.875% 03/01/11............   03/05/03-        196,000        198,805       213,640      0.2
                                                 04/05/05
Intelsat Bermuda Ltd., 8.250% 01/15/13.......     1/24/05        260,000        260,000       268,450      0.3
INVISTA, 9.250% 05/01/12.....................   04/23/04-        585,000        606,754       639,844      0.7
                                                 04/04/05
LCE Acquisition Corp., 9.000% 08/01/14.......    07/22/04        160,000        160,000       155,200      0.2
NRG Energy, Inc., 8.000% 12/15/13............   12/17/03-        388,000        393,068       409,340      0.4
                                                 05/10/04
Qwest Corp., 8.875% 03/15/12.................   03/07/02-        135,000        132,140       146,475      0.2
                                                 06/26/02
Telcordia Technologies, 10.000% 03/15/13.....    03/11/05        405,000        405,000       378,675      0.4
Warner Chilcott Corp., 8.750% 02/01/15.......   01/13/05-        170,000        170,704       325,769      0.3
                                                 01/18/05

At June 30, 2005, the Portfolio held investments in the following sectors:

                                                                  % OF
SECTOR                                                         NET ASSETS
-------------------------------------------------------------------------
Communications..............................................      13.4%
Consumer Cyclical...........................................      11.0
Financials..................................................      11.0
Industrials.................................................       9.1
Energy......................................................       7.7
Consumer Non-Cyclical.......................................       7.3
Basic Materials.............................................       6.7
Convertible Bonds...........................................       5.3
Utilities...................................................       4.7
Diversified.................................................       1.7
Preferred Stocks............................................       1.7
Common Stocks...............................................       1.6
Technology..................................................       1.6
Consumer Staples............................................       0.2
Asset-Backed Securities.....................................       0.4
Warrants....................................................       0.1
Short-Term Obligations......................................      15.6
Other Assets & Liabilities, Net.............................       0.9
                                                                 -----
                                                                 100.0%
                                                                 =====

ACRONYM   NAME
-------   ----
CAD       Canadian Dollar
EUR       Euro Currency

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 54

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


JUNE 30, 2005

                                                     INTERNATIONAL      INTERNATIONAL         FOCUSED             SMALL
                                                     OPPORTUNITIES          VALUE             EQUITIES           COMPANY
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     -----------------------------------------------------------------------
ASSETS:
Non-affiliated investments, at cost................  $  112,698,061     $   18,998,060     $  143,221,470     $   34,040,027
Affiliated investments, at cost....................              --            381,000                 --          1,092,000
Repurchase agreements, at cost.....................              --                 --                 --                 --
                                                     --------------     --------------     --------------     --------------
Non-affiliated investments, at value...............     123,883,463         22,132,585        190,815,601         41,613,960
Affiliated investments, at value...................              --            381,000                 --          1,092,000
Repurchase agreements, at value....................              --                 --                 --                 --
Cash...............................................              --                927          1,082,744                373
Foreign currency (cost $0, $18,091, $0, $0, $0, $0,
  $0, $0, $0 and $1,270)...........................              --             18,091                 --                 --
Unrealized appreciation on forward foreign exchange
  contracts........................................              --                 --                 --                 --
Receivable for investment securities sold..........       1,439,435            345,441                 --            543,347
Receivable for Portfolio shares sold...............         147,835              5,038            282,293             38,019
Dividends receivable...............................       1,037,734             79,761            217,760              2,972
Interest receivable................................           6,046                531             13,153              3,076
Foreign tax reclaims...............................          51,712             10,240             37,522                 --
Other assets.......................................           2,165             92,383              3,137             21,742
                                                     --------------     --------------     --------------     --------------
    Total assets...................................     126,568,390         23,065,997        192,452,210         43,315,489
                                                     --------------     --------------     --------------     --------------
LIABILITIES:
Payable to custodian bank..........................          23,583                 --                 --                 --
Collateral on securities loaned....................              --                 --                 --                 --
Investment advisory fee payable....................          81,145             14,718            117,768             22,385
Administration fee payable.........................          22,461              4,187             36,605              8,019
Audit fee payable..................................          24,211             24,157             24,521             24,185
Chief compliance officer fees payable..............             906                771                998                796
Merger costs.......................................              --                 --                 --             27,638
Legal fee payable..................................          20,468              4,380             36,643              7,197
Payable for investment securities purchased........         642,791            199,735            567,329            341,196
Payable for Portfolio shares redeemed..............          12,280             44,525             86,626              9,081
Accrued Trustees' fees and expenses................          46,636             36,442             44,444             46,636
Accrued expenses and other liabilities.............          49,049             98,200             26,655             10,828
                                                     --------------     --------------     --------------     --------------
    Total liabilities..............................         923,530            427,115            941,589            497,961
                                                     --------------     --------------     --------------     --------------
NET ASSETS.........................................  $  125,644,860     $   22,638,882     $  191,510,621     $   42,817,528
                                                     ==============     ==============     ==============     ==============
NET ASSETS CONSIST OF:
Undistributed net investment income/(loss).........  $    1,378,282     $      311,789     $       70,640     $     (150,608)
Accumulated net realized gain/(loss) on
  investments......................................       4,270,432          1,587,039        (30,197,963)           846,337
Unrealized appreciation/(depreciation) on:
  Investments......................................      11,185,402          3,134,525         47,594,131          7,573,933
  Foreign currency translations....................         (21,014)              (335)                10                 --
Paid-in capital....................................     108,831,758         17,605,864        174,043,803         34,547,866
                                                     --------------     --------------     --------------     --------------
NET ASSETS.........................................  $  125,644,860     $   22,638,882     $  191,510,621     $   42,817,528
                                                     ==============     ==============     ==============     ==============
Shares of common stock outstanding.................       8,279,872          2,057,157         11,506,862          4,090,792
                                                     --------------     --------------     --------------     --------------
Net asset value per share..........................  $        15.17     $        11.00     $        16.64     $        10.47
                                                     ==============     ==============     ==============     ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS



  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               (UNAUDITED)


         21ST                             MIDCAP                            ASSET             HIGH
       CENTURY           GROWTH           GROWTH           VALUE          ALLOCATION       YIELD BOND
      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------

    $   17,957,381   $  123,052,246   $   56,643,332   $   67,179,463   $   18,884,179   $   78,018,972
                --               --               --               --               --               --
                --               --               --        1,201,000        2,514,000       15,175,000
    --------------   --------------   --------------   --------------   --------------   --------------
        20,359,287      162,225,070       60,187,118       78,110,843       20,724,966       80,916,996
                --               --               --               --               --               --
                --               --               --        1,201,000        2,514,000       15,175,000
                --               --               --              304              902           21,337

                --               --               --               --               --            1,276

             6,928               --               --               --               --           69,163
           377,178               --        2,264,601          492,135        4,333,090           39,722
            65,624          196,035           42,851           88,786            2,146          206,639
            17,840          171,529           48,149          141,252           20,226            5,133
             1,596            3,286            3,318              338           47,448        1,408,242
               627           30,128            2,740               --               --               --
                97            1,229               --              123              376              239
    --------------   --------------   --------------   --------------   --------------   --------------
        20,829,177      162,627,277       62,548,777       80,034,781       27,643,154       97,843,747
    --------------   --------------   --------------   --------------   --------------   --------------

                --               --               --               --               --               --
                --               --               --               --               --            2,000
             5,930           96,933           27,883           34,510              557           43,836
             3,874           30,128           11,347           15,068            3,793           18,331
            24,177           24,196           24,208           24,196           24,173           23,948
               766              952              819              847              768              872
                --               --               --           12,044           12,532           26,461
             2,374           28,612           10,375           14,092            3,632            2,363
           315,219        2,272,403        2,406,497          182,505        6,670,400          552,765
            11,105          230,069            1,540           18,539          142,167          146,287
            44,496           72,426           29,888           45,477               --               --
            12,228            7,975           11,941           11,269           49,254           75,344
    --------------   --------------   --------------   --------------   --------------   --------------
           420,169        2,763,694        2,524,498          358,547        6,907,276          892,207
    --------------   --------------   --------------   --------------   --------------   --------------
    $   20,409,008   $  159,863,583   $   60,024,279   $   79,676,234   $   20,735,878   $   96,951,540
    ==============   ==============   ==============   ==============   ==============   ==============

    $       16,756   $      113,809   $      (27,195)  $      553,800   $      143,816   $    3,310,486
          (173,559)     (26,905,927)       4,942,391        3,232,817          179,992        1,278,197

         2,401,906       39,172,824        3,543,786       10,931,380        1,840,787        2,898,024
             6,879                5               --               --               --           72,962
        18,157,026      147,482,872       51,565,297       64,958,237       18,571,283       89,391,871
    --------------   --------------   --------------   --------------   --------------   --------------
    $   20,409,008   $  159,863,583   $   60,024,279   $   79,676,234   $   20,735,878   $   96,951,540
    ==============   ==============   ==============   ==============   ==============   ==============
         2,071,724        9,626,774        7,775,516        6,624,887        2,029,832        9,224,238
    --------------   --------------   --------------   --------------   --------------   --------------
    $         9.85   $        16.61   $         7.72   $        12.03   $        10.22   $        10.51
    ==============   ==============   ==============   ==============   ==============   ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended June 30, 2005

                                                              INTERNATIONAL      INTERNATIONAL         FOCUSED
                                                              OPPORTUNITIES          VALUE             EQUITIES
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                              ----------------------------------------------------
INVESTMENT INCOME:
Dividends (Net of foreign taxes withheld of $127,920,
  $54,950, $33,857, $124, $5,142, $36,868, $4,421, $2,925,
  $0 and $48, respectively).................................  $    2,078,275     $      461,114     $    1,014,720
Dividend income from affiliated funds.......................          46,098              3,281             43,822
Interest....................................................           5,409                 --             11,690
Securities lending..........................................          14,001                 --              8,557
                                                              --------------     --------------     --------------
    Total investment income.................................       2,143,783            464,395          1,078,789
                                                              --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................         471,412            102,112            693,812
Administration fee..........................................         129,638             26,711            216,149
Transfer agent fees.........................................           8,931              3,600             21,422
Custodian fees..............................................          47,971              3,947             14,356
Trustees' fees and expenses.................................          11,529              9,389              9,389
Shareholder servicing and distribution fees.................         147,316             30,353            234,945
Legal and audit fees........................................          32,793             24,354             41,783
Printing expense............................................          10,392              8,107              7,240
Chief compliance officer fees (see Note 4)..................           1,698              1,455              1,873
Interest expense............................................              --                 46                 --
Other.......................................................           7,683              5,883              3,580
                                                              --------------     --------------     --------------
    Total expenses..........................................         869,363            215,957          1,244,549
Fees waived and expenses reimbursed by investment advisor
  and/or distributor (see Note 4)...........................            (461)           (64,143)          (234,945)
Fees reduced by credits allowed by the custodian (see Note
  4)........................................................            (438)                --             (1,455)
                                                              --------------     --------------     --------------
    Net expenses............................................         868,464            151,814          1,008,149
                                                              --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................       1,275,319            312,581             70,640
                                                              --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................       2,401,361            901,640          3,676,962
  Foreign currency and other net assets.....................         (25,856)              (939)            (1,436)
                                                              --------------     --------------     --------------
Net realized gain/(loss) on investments.....................       2,375,505            900,701          3,675,526
                                                              --------------     --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................      (7,901,745)        (2,122,111)        (6,594,116)
  Foreign currency and other net assets.....................         (44,325)              (389)                10
                                                              --------------     --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................      (7,946,070)        (2,122,500)        (6,594,106)
                                                              --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......      (5,570,565)        (1,221,799)        (2,918,580)
                                                              --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $   (4,295,246)    $     (909,218)    $   (2,847,940)
                                                              ==============     ==============     ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


        SMALL                                              MIDCAP                            ASSET          HIGH YIELD
       COMPANY        21ST CENTURY        GROWTH           GROWTH           VALUE          ALLOCATION          BOND
      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

    $       59,804   $      105,684   $      879,024   $      218,670   $      910,977   $      119,021   $       57,804
            16,092            9,962           49,373           39,629           13,728              355            2,116
                --            2,351            2,849            3,024              372          126,320        3,603,544
            17,371            2,010            5,104               --            1,043              268           29,375
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
            93,267          120,007          936,350          261,323          926,120          245,964        3,692,839
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

           120,603           69,315          559,483          187,537          208,788           50,595          267,531
            46,495           21,588          174,287           66,359           88,724           23,067          111,877
             4,515            1,841           14,886            5,981            7,449            2,696           10,106
             7,268            6,385           10,810            4,890            4,716            7,219            6,584
            11,529            9,389           11,529           11,529           11,529            9,387           10,943
            50,538           23,465          189,451           72,100           96,469           26,212          121,605
            25,850           23,285           37,218           27,515           29,548           23,994           24,073
             5,599            5,997            8,505            8,117            5,443           10,885           14,842
             1,498            1,443            1,783            1,542            1,592            1,448            1,642
                --               --               --               --               --               --               --
            29,503            5,153            3,763            2,186           14,532           14,607           25,796
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           303,398          167,861        1,011,715          387,756          468,790          170,110          594,999

           (59,523)         (64,251)        (189,451)         (99,072)         (96,469)         (65,261)        (121,605)
                --             (363)            (201)            (166)              (1)              --               --
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           243,875          103,247          822,063          288,518          372,320          104,849          473,394
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
          (150,608)          16,760          114,287          (27,195)         553,800          141,115        3,219,445
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

         1,691,957          518,002        1,674,929          555,408        2,579,322          732,868          982,102
                --           72,136             (464)             209               --               --           61,036
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
         1,691,957          590,138        1,674,465          555,617        2,579,322          732,868        1,043,138
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

        (2,095,376)      (1,555,908)      (2,138,444)      (3,257,323)      (1,383,728)        (655,052)      (4,650,318)
                --            6,879                5               --               --               --           71,423
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
        (2,095,376)      (1,549,029)      (2,138,439)      (3,257,323)      (1,383,728)        (655,052)      (4,578,895)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
          (403,419)        (958,891)        (463,974)      (2,701,706)       1,195,594           77,816       (3,535,757)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $     (554,027)  $     (942,131)  $     (349,687)  $   (2,728,901)  $    1,749,394   $      218,931   $     (316,312)
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                        INTERNATIONAL OPPORTUNITIES
                                                                 PORTFOLIO                  INTERNATIONAL VALUE PORTFOLIO
                                                     ---------------------------------     --------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED            YEAR ENDED           ENDED           YEAR ENDED
                                                     JUNE 30, 2005       DECEMBER 31,      JUNE 30, 2005      DECEMBER 31,
                                                      (UNAUDITED)            2004           (UNAUDITED)           2004
                                                     ----------------------------------------------------------------------
Net investment income/(loss).....................    $    1,275,319     $      420,763     $      312,581    $      315,927
Net realized gain on investments.................         2,375,505          4,700,834            900,701         2,751,825
Net change in unrealized
  appreciation/(depreciation)
  of investments.................................        (7,946,070)         8,613,759         (2,122,500)        1,926,805
                                                     --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets resulting
  from operations................................        (4,295,246)        13,735,356           (909,218)        4,994,557
Distributions to shareholders from net investment
  income.........................................                --           (328,399)                --          (383,382)
Distributions to shareholders from net realized
  gain on investments............................                --           (171,266)                --        (1,976,925)
Net increase/(decrease) in net assets from
  Portfolio share transactions...................        16,815,706         47,278,093         (2,784,163)         (514,391)
                                                     --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets............        12,520,460         60,513,784         (3,693,381)        2,119,859
Net assets:
Beginning of period..............................       113,124,400         52,610,616         26,332,263        24,212,404
                                                     --------------     --------------     --------------    --------------
End of period....................................    $  125,644,860     $  113,124,400     $   22,638,882    $   26,332,263
                                                     ==============     ==============     ==============    ==============
Undistributed net investment income/(accumulated
  net investment loss) at end of period..........    $    1,378,282     $      102,963     $      311,789    $         (792)
                                                     ==============     ==============     ==============    ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

      FOCUSED EQUITIES PORTFOLIO          SMALL COMPANY PORTFOLIO           21ST CENTURY PORTFOLIO
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED          YEAR ENDED         ENDED          YEAR ENDED         ENDED          YEAR ENDED
    JUNE 30, 2005     DECEMBER 31,    JUNE 30, 2005     DECEMBER 31,    JUNE 30, 2005     DECEMBER 31,
     (UNAUDITED)          2004         (UNAUDITED)          2004         (UNAUDITED)          2004
-------------------------------------------------------------------------------------------------------
    $       70,640   $     (281,454)  $     (150,608)  $     (315,935)  $       16,760   $      (13,976)
         3,675,526        5,210,246        1,691,957          526,928          590,138        1,175,547

        (6,594,106)      14,996,133       (2,095,376)       3,634,245       (1,549,029)       1,791,393
    --------------   --------------   --------------   --------------   --------------   --------------

        (2,847,940)      19,924,925         (554,027)       3,845,238         (942,131)       2,952,964

                --               --               --               --               --               --

                --               --               --               --               --               --

        (1,379,077)      13,716,368        2,161,542        2,100,780        3,497,265        3,986,796
    --------------   --------------   --------------   --------------   --------------   --------------
        (4,227,017)      33,641,293        1,607,515        5,946,018        2,555,134        6,939,760

       195,737,638      162,096,345       41,210,013       35,263,995       17,853,874       10,914,114
    --------------   --------------   --------------   --------------   --------------   --------------
    $  191,510,621   $  195,737,638   $   42,817,528   $   41,210,013   $   20,409,008   $   17,853,874
    ==============   ==============   ==============   ==============   ==============   ==============

    $       70,640   $           --   $     (150,608)  $           --   $       16,756   $           (4)
    ==============   ==============   ==============   ==============   ==============   ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                             GROWTH PORTFOLIO                  MIDCAP GROWTH PORTFOLIO
                                                     ---------------------------------     --------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED            YEAR ENDED           ENDED           YEAR ENDED
                                                     JUNE 30, 2005       DECEMBER 31,      JUNE 30, 2005      DECEMBER 31,
                                                      (UNAUDITED)            2004           (UNAUDITED)           2004
                                                     ----------------------------------------------------------------------
Net investment income/(loss).....................    $      114,287     $     (137,807)    $      (27,195)   $     (228,562)
Net realized gain/(loss) on investments..........         1,674,465            750,952            555,617         6,385,856
Net change in unrealized
  appreciation/(depreciation)
  of investments.................................        (2,138,439)        16,402,711         (3,257,323)        1,093,499
                                                     --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets resulting
  from operations................................          (349,687)        17,015,856         (2,728,901)        7,250,793
Distributions to shareholders from net investment
  income.........................................                --                 --                 --                --
Distributions to shareholders from net realized
  gain on investments............................                --                 --                 --                --
Net increase/(decrease) in net assets from
  Portfolio share transactions...................         7,113,025         40,488,455          3,519,813        13,442,758
                                                     --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets............         6,763,338         57,504,311            790,912        20,693,551
NET ASSETS:
Beginning of period..............................       153,100,245         95,595,934         59,233,367        38,539,816
                                                     --------------     --------------     --------------    --------------
End of period....................................    $  159,863,583     $  153,100,245     $   60,024,279    $   59,233,367
                                                     ==============     ==============     ==============    ==============
Undistributed net investment income/(accumulated
  net investment loss) at end of period..........    $      113,809     $         (478)    $      (27,195)   $           --
                                                     ==============     ==============     ==============    ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

            VALUE PORTFOLIO             ASSET ALLOCATION PORTFOLIO         HIGH YIELD BOND PORTFOLIO
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED          YEAR ENDED         ENDED          YEAR ENDED         ENDED          YEAR ENDED
    JUNE 30, 2005     DECEMBER 31,    JUNE 30, 2005     DECEMBER 31,    JUNE 30, 2005     DECEMBER 31,
     (UNAUDITED)          2004         (UNAUDITED)          2004         (UNAUDITED)          2004
-------------------------------------------------------------------------------------------------------
    $      553,800   $      841,683   $      141,115   $      296,914   $    3,219,445   $    5,789,936
         2,579,322        2,657,475          732,868          930,854        1,043,138        2,945,488

        (1,383,728)       4,898,118         (655,052)         408,914       (4,578,895)       1,045,915
    --------------   --------------   --------------   --------------   --------------   --------------

         1,749,394        8,397,276          218,931        1,636,682         (316,312)       9,781,339

                --         (863,127)              --         (294,213)              --       (5,902,360)

                --               --               --               --               --       (3,068,865)

         1,833,711       19,234,652       (1,351,368)       1,755,015       (1,142,838)      17,283,444
    --------------   --------------   --------------   --------------   --------------   --------------
         3,583,105       26,768,801       (1,132,437)       3,097,484       (1,459,150)      18,093,558

        76,093,129       49,324,328       21,868,315       18,770,831       98,410,690       80,317,132
    --------------   --------------   --------------   --------------   --------------   --------------
    $   79,676,234   $   76,093,129   $   20,735,878   $   21,868,315   $   96,951,540   $   98,410,690
    ==============   ==============   ==============   ==============   ==============   ==============

    $      553,800   $           --   $      143,816   $        2,701   $    3,310,486   $       91,041
    ==============   ==============   ==============   ==============   ==============   ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                  INTERNATIONAL OPPORTUNITIES PORTFOLIO
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                    YEAR ENDED
                                                               (UNAUDITED)                 DECEMBER 31, 2004
                                                        -------------------------      --------------------------
                                                         SHARES        DOLLARS           SHARES        DOLLARS
                                                        ---------------------------------------------------------
Sold..................................................  1,504,182    $ 23,040,495       3,978,749    $ 56,919,460
Issued as reinvestment of dividends...................         --              --          31,846         499,665
Repurchased...........................................   (409,614)     (6,224,789)       (705,948)    (10,141,032)
                                                        ---------    ------------      ----------    ------------
Net increase..........................................  1,094,568    $ 16,815,706       3,304,647    $ 47,278,093
                                                        =========    ============      ==========    ============

                                                                      INTERNATIONAL VALUE PORTFOLIO
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                    YEAR ENDED
                                                               (UNAUDITED)                 DECEMBER 31, 2004
                                                        -------------------------      --------------------------
                                                         SHARES        DOLLARS           SHARES        DOLLARS
                                                        ---------------------------------------------------------
Sold..................................................        471    $      5,472          32,095    $    348,865
Issued as reinvestment of dividends...................         --              --         208,692       2,360,307
Repurchased...........................................   (250,270)     (2,789,635)       (294,970)     (3,223,563)
                                                        ---------    ------------      ----------    ------------
Net decrease..........................................   (249,799)   $ (2,784,163)        (54,183)   $   (514,391)
                                                        =========    ============      ==========    ============

                                                                       FOCUSED EQUITIES PORTFOLIO
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                    YEAR ENDED
                                                               (UNAUDITED)                 DECEMBER 31, 2004
                                                        -------------------------      --------------------------
                                                         SHARES        DOLLARS           SHARES        DOLLARS
                                                        ---------------------------------------------------------
Sold..................................................    690,037    $ 11,278,747       2,037,348    $ 30,914,764
Issued as reinvestment of dividends...................         --              --              --              --
Repurchased...........................................   (775,035)    (12,657,824)     (1,136,155)    (17,198,396)
                                                        ---------    ------------      ----------    ------------
Net increase/(decrease)...............................    (84,998)   $ (1,379,077)        901,193    $ 13,716,368
                                                        =========    ============      ==========    ============

                                                                         SMALL COMPANY PORTFOLIO
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                    YEAR ENDED
                                                               (UNAUDITED)                 DECEMBER 31, 2004
                                                        -------------------------      --------------------------
                                                         SHARES        DOLLARS           SHARES        DOLLARS
                                                        ---------------------------------------------------------
Sold..................................................    298,854    $  3,028,124         831,740    $  8,154,896
Issued as reinvestment of dividends...................         --              --              --              --
Repurchased...........................................    (85,653)       (866,582)       (607,030)     (6,054,116)
                                                        ---------    ------------      ----------    ------------
Net increase..........................................    213,201    $  2,161,542         224,710    $  2,100,780
                                                        =========    ============      ==========    ============

                                                                         21ST CENTURY PORTFOLIO
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                    YEAR ENDED
                                                               (UNAUDITED)                 DECEMBER 31, 2004
                                                        -------------------------      --------------------------
                                                         SHARES        DOLLARS           SHARES        DOLLARS
                                                        ---------------------------------------------------------
Sold..................................................    411,119    $  4,050,915         584,165    $  5,324,452
Issued as reinvestment of dividends...................         --              --              --              --
Repurchased...........................................    (56,738)       (553,650)       (151,207)     (1,337,656)
                                                        ---------    ------------      ----------    ------------
Net increase..........................................    354,381    $  3,497,265         432,958    $  3,986,796
                                                        =========    ============      ==========    ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

                                                                            GROWTH PORTFOLIO
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                    YEAR ENDED
                                                               (UNAUDITED)                 DECEMBER 31, 2004
                                                        -------------------------      --------------------------
                                                         SHARES        DOLLARS           SHARES        DOLLARS
                                                        ---------------------------------------------------------
Sold..................................................    882,964    $ 14,133,031       3,291,141    $ 49,250,667
Issued in exchange for net assets of Nations Capital
  Growth Portfolio (see Note 12)......................         --              --       1,369,880      20,633,731
Issued as reinvestment of dividends...................         --              --              --              --
Repurchased...........................................   (449,703)     (7,020,006)     (1,958,524)    (29,395,943)
                                                        ---------    ------------      ----------    ------------
Net increase..........................................    433,261    $  7,113,025       2,702,497    $ 40,488,455
                                                        =========    ============      ==========    ============

                                                                         MIDCAP GROWTH PORTFOLIO
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                    YEAR ENDED
                                                               (UNAUDITED)                 DECEMBER 31, 2004
                                                        -------------------------      --------------------------
                                                         SHARES        DOLLARS           SHARES        DOLLARS
                                                        ---------------------------------------------------------
Sold..................................................    592,259    $  4,553,693       2,188,938    $ 15,625,897
Issued as reinvestment of dividends...................         --              --              --              --
Repurchased...........................................   (132,592)     (1,033,880)       (302,152)     (2,183,139)
                                                        ---------    ------------      ----------    ------------
Net increase..........................................    459,667    $  3,519,813       1,886,786    $ 13,442,758
                                                        =========    ============      ==========    ============

                                                                             VALUE PORTFOLIO
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                    YEAR ENDED
                                                               (UNAUDITED)                 DECEMBER 31, 2004
                                                        -------------------------      --------------------------
                                                         SHARES        DOLLARS           SHARES        DOLLARS
                                                        ---------------------------------------------------------
Sold..................................................    366,048    $  4,328,792       1,925,482    $ 20,779,755
Issued as reinvestment of dividends...................         --              --          73,270         863,127
Repurchased...........................................   (210,903)     (2,495,081)       (221,253)     (2,408,230)
                                                        ---------    ------------      ----------    ------------
Net increase..........................................    155,145    $  1,833,711       1,777,499    $ 19,234,652
                                                        =========    ============      ==========    ============

                                                                       ASSET ALLOCATION PORTFOLIO
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                    YEAR ENDED
                                                               (UNAUDITED)                 DECEMBER 31, 2004
                                                        -------------------------      --------------------------
                                                         SHARES        DOLLARS           SHARES        DOLLARS
                                                        ---------------------------------------------------------
Sold..................................................     65,376    $    655,736         413,469    $  3,992,157
Issued as reinvestment of dividends...................         --              --          29,130         294,213
Repurchased...........................................   (197,459)     (2,007,104)       (260,370)     (2,531,355)
                                                        ---------    ------------      ----------    ------------
Net increase/(decrease)...............................   (132,083)   $ (1,351,368)        182,229    $  1,755,015
                                                        =========    ============      ==========    ============

                                                                        HIGH YIELD BOND PORTFOLIO
                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                    YEAR ENDED
                                                               (UNAUDITED)                 DECEMBER 31, 2004
                                                        -------------------------      --------------------------
                                                         SHARES        DOLLARS           SHARES        DOLLARS
                                                        ---------------------------------------------------------
Sold..................................................    596,746    $  6,245,668       2,558,094    $ 27,407,253
Issued as reinvestment of dividends...................         --              --         850,104       8,971,225
Repurchased...........................................   (710,436)     (7,388,506)     (1,786,123)    (19,095,034)
                                                        ---------    ------------      ----------    ------------
Net increase/(decrease)...............................   (113,690)   $ (1,142,838)      1,622,075    $ 17,283,444
                                                        =========    ============      ==========    ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                        -----------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO
Six months ended 06/30/2005
  (unaudited)(b)......................   $15.74        $ 0.16           $(0.73)          $(0.57)         $   --        $   --
Year ended 12/31/2004(b)..............    13.56          0.08             2.17             2.25           (0.05)        (0.02)
Year ended 12/31/2003(b)..............     9.67          0.00(f)          3.89             3.89           (0.00)(f)        --
Year ended 12/31/2002(b)..............    10.44          0.02            (0.79)           (0.77)          (0.00)(f)        --
Year ended 12/31/2001(b)..............    12.17          0.06            (1.77)           (1.71)          (0.02)        (0.00)(f)
Year ended 12/31/2000.................    14.35          0.02            (1.99)           (1.97)          (0.02)        (0.19)
INTERNATIONAL VALUE PORTFOLIO
Six months ended 06/30/2005
  (unaudited)(b)......................   $11.41        $ 0.14           $(0.55)          $(0.41)         $   --        $   --
Year ended 12/31/2004(b)..............    10.25          0.14             2.14             2.28           (0.18)        (0.94)
Year ended 12/31/2003(b)..............     6.85          0.09             3.42             3.51           (0.10)        (0.00)(f)
Year ended 12/31/2002(b)..............     8.40          0.14            (1.49)           (1.35)          (0.11)        (0.09)
Year ended 12/31/2001(b)..............     9.43          0.11            (1.05)           (0.94)          (0.05)        (0.04)
Period ended 12/31/2000(h)............    10.00          0.04            (0.57)           (0.53)          (0.04)           --
FOCUSED EQUITIES PORTFOLIO
Six months ended 06/30/2005
  (unaudited)(b)......................   $16.89        $ 0.01           $(0.26)          $(0.25)         $   --        $   --
Year ended 12/31/2004(b)..............    15.16         (0.02)            1.75             1.73              --            --
Year ended 12/31/2003(b)..............    11.39         (0.04)            3.81             3.77              --            --
Year ended 12/31/2002(b)..............    13.42         (0.05)           (1.98)           (2.03)             --            --
Year ended 12/31/2001(b)..............    16.31         (0.01)           (2.88)           (2.89)             --            --
Year ended 12/31/2000(b)..............    19.71          0.01            (3.09)           (3.08)          (0.01)        (0.31)
SMALL COMPANY PORTFOLIO
Six months ended 06/30/2005
  (unaudited)(b)......................   $10.63        $(0.04)          $(0.12)          $(0.16)         $   --        $   --
Year ended 12/31/2004(b)..............     9.65         (0.09)            1.07             0.98              --            --
Year ended 12/31/2003(b)..............     7.15         (0.06)            2.56             2.50              --            --
Year ended 12/31/2002(b)..............     9.72         (0.05)           (2.51)           (2.56)             --         (0.01)
Year ended 12/31/2001(b)..............     9.39         (0.03)            0.40             0.37              --         (0.04)
Year ended 12/31/2000(b)..............     9.55          0.03             1.03             1.06           (0.44)        (0.44)
21ST CENTURY PORTFOLIO
Six months ended 06/30/2005
  (unaudited)(b)......................   $10.40        $ 0.01           $(0.56)          $(0.55)         $   --        $   --
Year ended 12/31/2004(b)..............     8.50         (0.01)            1.91             1.90              --            --
Year ended 12/31/2003(b)..............     5.71         (0.04)            2.83             2.79              --            --
Year ended 12/31/2002(b)..............     6.22         (0.02)           (0.49)           (0.51)             --            --
Year ended 12/31/2001(b)..............     8.47         (0.03)           (2.22)           (2.25)             --            --
Year ended 12/31/2000.................    11.63         (0.03)           (3.13)           (3.16)             --            --

---------------

(a) Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b) Per share net investment income/(loss) has been calculated using the monthly average shares method.

(c) Had the investment advisor and/or distributor not reimbursed a portion of expenses, total return would have been reduced.

(d) Annualized.

(e) The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(f) Amount represents less than $0.01 per share.

(g) The effect of interest expense on the operating expense ratio was less than 0.01%.

(h) International Value Portfolio commenced operations on July 7, 2000.

(i) Includes distributions in excess of net investment income or from realized gains which amounted to less than $0.01 per share.

(j) Not annualized.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS


                                                                                           RATIO OF
                        TOTAL       NET ASSET                         NET ASSETS           OPERATING
    DISTRIBUTIONS     DIVIDENDS       VALUE                             END OF            EXPENSES TO
      FROM PAID          AND         END OF            TOTAL            PERIOD              AVERAGE
     IN CAPITAL     DISTRIBUTIONS    PERIOD          RETURN(a)          (000)             NET ASSETS
------------------------------------------------------------------------------------------------------------
       $   --          $   --        $15.17            (3.62)%(c)(j)   $125,645              1.47%(d)(e)
           --           (0.07)        15.74            16.59(c)         113,124              1.50(e)
           --           (0.00)(f)     13.56            40.25             52,611              1.45(e)
           --           (0.00)(f)      9.67            (7.35)            14,819              1.25(e)(g)
           --           (0.02)        10.44           (13.98)            11,330              1.25(e)(g)
           --           (0.21)        12.17           (13.81)            13,937              1.25
       $   --          $   --        $11.00            (3.59)%(c)(j)   $ 22,639              1.25%(d)(e)(g)
           --           (1.12)        11.41            22.35(c)          26,332              1.25(e)
        (0.01)          (0.11)        10.25            51.28             24,212              1.24(e)(g)
           --           (0.20)         6.85           (16.04)            19,423              1.25(e)
           --           (0.09)         8.40            (9.87)            11,506              1.25
           --           (0.04)         9.43            (5.35)             2,122              1.25(d)
       $   --          $   --        $16.64            (1.48)%(c)(j)   $191,511              1.07%(d)(e)
           --              --         16.89            11.41(c)         195,738              1.09(e)
           --              --         15.16            33.10            162,096              1.08(e)
           --              --         11.39           (15.13)           101,516              1.09(e)(g)
           --              --         13.42           (17.72)           116,739              1.10(e)
           --           (0.32)(i)     16.31           (15.82)           148,714              1.10(e)(g)
       $   --          $   --        $10.47            (1.51)%(c)(j)   $ 42,818              1.21%(d)(e)
           --              --         10.63            10.16(c)          41,210              1.25(e)(g)
           --              --          9.65            34.96             35,264              1.23(e)(g)
           --           (0.01)         7.15           (26.37)            16,288              1.25(e)
           --           (0.04)         9.72             3.93             12,579              1.07(e)(g)
        (0.34)          (1.22)         9.39            10.84              9,328              0.68(e)
       $   --          $   --        $ 9.85            (5.29)%(c)(j)   $ 20,409              1.10%(d)(e)
           --              --         10.40            22.35(c)          17,854              1.10(e)(g)
           --              --          8.50            48.86             10,914              1.09(e)
           --              --          5.71            (8.20)             5,527              1.10(e)
           --              --          6.22           (26.56)             4,825              1.07(e)
           --              --          8.47           (27.17)             5,107              1.00(e)

                                   WITHOUT WAIVERS
                                   AND/OR EXPENSE
                                   REIMBURSEMENTS
                                 -------------------
        RATIO OF                      RATIO OF
     NET INVESTMENT                   OPERATING
     INCOME/(LOSS)   PORTFOLIO       EXPENSES TO
       TO AVERAGE    TURNOVER          AVERAGE
       NET ASSETS      RATE          NET ASSETS
---  -----------------------------------------------
         2.16%(d)        95%(j)         1.47%(d)(e)
         0.53           130             1.57(e)
         0.02           147             1.84(e)
         0.15           175             2.29(e)
         0.57           304             2.52(e)
         0.20            30             2.20
         2.57%(d)         3%(j)         1.78%(d)(e)
         1.29            30             1.82(e)
         1.17            10             1.76(e)
         1.74            15             1.81(e)
         1.25            10             3.04
         1.32(d)          2             7.59(d)(e)
         0.08%(d)        35%(j)         1.32%(d)(e)
        (0.16)           99             1.34(e)
        (0.29)           76             1.33(e)
        (0.41)          119             1.35(e)
        (0.08)          128             1.38(e)
         0.06           141             1.36(e)
        (0.75)%(d)       38%(j)         1.50%(d)(e)
        (0.89)           68             1.70(e)
        (0.75)           57             1.61(e)
        (0.64)           48             1.92(e)
        (0.31)           70             2.14(e)
         0.31            94             1.92(e)
         0.18%(d)        85%(j)         1.79%(d)(e)
        (0.11)          174             2.07(e)
        (0.57)          206             2.06(e)
        (0.36)          352             2.55(e)
        (0.42)          373             3.45(e)
        (0.25)          140             2.25(e)

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                ----------------------------------------------------------------------------------------------
GROWTH PORTFOLIO
Six months ended 06/30/2005
  (unaudited)(b)..............   $16.65         $ 0.01            $(0.05)           $(0.04)          $   --         $   --
Year ended 12/31/2004(b)......    14.73          (0.02)             1.94              1.92               --             --
Year ended 12/31/2003(b)......    11.28          (0.04)             3.49              3.45               --             --
Year ended 12/31/2002(b)......    13.45          (0.05)            (2.12)            (2.17)              --             --
Year ended 12/31/2001(b)......    16.33          (0.02)            (2.86)            (2.88)           (0.00)(g)         --
Year ended 12/31/2000(b)......    18.86           0.00(g)          (2.34)            (2.34)           (0.00)(g)      (0.19)
MIDCAP GROWTH PORTFOLIO
Six months ended 06/30/2005
  (unaudited)(b)..............   $ 8.10         $ 0.00(g)         $(0.38)           $(0.38)          $   --         $   --
Year ended 12/31/2004(b)......     7.10          (0.03)             1.03              1.00               --             --
Year ended 12/31/2003(b)......     5.57          (0.03)             1.56              1.53               --             --
Year ended 12/31/2002(b)......     8.44          (0.02)            (2.85)            (2.87)              --             --
Period ended
  12/31/2001(b)(h)............    10.00          (0.02)            (1.54)            (1.56)              --             --
VALUE PORTFOLIO
Six months ended 06/30/2005
  (unaudited)(b)..............   $11.76         $ 0.08            $ 0.19            $ 0.27           $   --         $   --
Year ended 12/31/2004(b)......    10.51           0.15              1.24              1.39            (0.14)            --
Year ended 12/31/2003(b)......     8.15           0.13              2.33              2.46            (0.10)            --
Year ended 12/31/2002(b)......    10.39           0.12             (2.27)            (2.15)           (0.09)            --
Year ended 12/31/2001(b)......    11.29           0.10             (0.91)            (0.81)           (0.09)            --
Year ended 12/31/2000(b)......    10.61           0.12              0.67              0.79            (0.11)            --
ASSET ALLOCATION PORTFOLIO
Six months ended 06/30/2005
  (unaudited)(b)..............   $10.12         $ 0.07            $ 0.03            $ 0.10           $   --         $   --
Year ended 12/31/2004(b)......     9.48           0.14              0.64              0.78            (0.14)            --
Year ended 12/31/2003(b)......     8.05           0.12              1.42              1.54            (0.11)            --
Year ended 12/31/2002(b)......     9.46           0.15             (1.43)            (1.28)           (0.13)            --
Year ended 12/31/2001(b)......    10.13           0.22             (0.70)            (0.48)           (0.19)            --
Year ended 12/31/2000.........     9.65           0.31              0.48              0.79            (0.31)            --
HIGH YIELD BOND PORTFOLIO
Six months ended 06/30/2005
  (unaudited)(b)..............   $10.54         $ 0.35            $(0.38)           $(0.03)          $   --         $   --
Year ended 12/31/2004(b)......    10.41           0.72              0.46              1.18            (0.69)         (0.36)
Year ended 12/31/2003(b)......     8.45           0.81              1.83              2.64            (0.67)         (0.01)
Year ended 12/31/2002(b)......     8.87           0.80             (0.61)             0.19            (0.61)            --
Year ended 12/31/2001(b)......     8.96           1.07             (0.33)             0.74            (0.83)            --
Period ended 12/31/2000(h)....    10.00           0.50             (1.03)            (0.53)           (0.51)            --

---------------

(a) Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b) Per share net investment income/(loss) has been calculated using the monthly average shares method.

(c) Had the investment advisor and/or distributor not reimbursed a portion of expenses, total return would have been reduced.

(d) The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(e) Annualized.

(f) The effect of interest expense on the operating expense ratio was less than 0.01%.

(g) Amount represents less than $0.01 per share.

(h) High Yield Bond Portfolio and MidCap Growth Portfolio commenced operations on July 7, 2000 and May 1, 2001, respectively.

(i) Not annualized.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

                                                                                                                    WITHOUT WAIVERS
                                                                                                                    AND/OR EXPENSE
                                                                                                                    REIMBURSEMENTS
                                                                                                                    ---------------
                                                                       RATIO OF            RATIO OF                    RATIO OF
        TOTAL       NET ASSET                      NET ASSETS         OPERATING         NET INVESTMENT                 OPERATING
      DIVIDENDS       VALUE                          END OF          EXPENSES TO        INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
         AND         END OF           TOTAL          PERIOD            AVERAGE            TO AVERAGE    TURNOVER        AVERAGE
    DISTRIBUTIONS    PERIOD         RETURN(a)        (000)            NET ASSETS          NET ASSETS      RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
       $   --        $16.61         (0.24)%(c)(i)   $159,864           1.08%(d)(e)          0.15%(e)        40%(i)      1.33%(d)(e)
           --         16.65         13.03(c)         153,100           1.12(d)(f)          (0.11)           77          1.37(d)
           --         14.73         30.59             95,596           1.13(d)(f)          (0.34)           83          1.38(d)
           --         11.28        (16.13)            56,948           1.14(d)(f)          (0.40)          107          1.42(d)
        (0.00)(g)     13.45        (17.63)            72,550           1.10(d)             (0.14)          113          1.43(d)
        (0.19)        16.33        (12.42)            90,791           1.10(d)(f)           0.01           122          1.39(d)
       $   --        $ 7.72         (4.69)%(c)(i)   $ 60,024           1.00%(d)(e)         (0.09)%(e)       85%(i)      1.34%(d)(e)
           --          8.10         14.08(c)          59,233           1.00(d)(f)          (0.49)          151          1.38(d)
           --          7.10         27.47             38,540           1.00(d)             (0.41)           56          1.48(d)
           --          5.57        (34.00)            12,641           1.00(d)             (0.38)           49          2.02(d)
           --          8.44        (15.60)             3,560           1.00(d)(e)          (0.19)(e)        20          5.73(d)(e)
       $   --        $12.03          2.30%(c)(i)    $ 79,676           0.96%(d)(e)          1.44%(e)        29%(i)      1.21%(d)(e)
        (0.14)        11.76         13.18(c)          76,093           1.00(d)              1.36            48          1.33(d)
        (0.10)        10.51         30.17             49,324           1.00(d)              1.47            55          1.40(d)
        (0.09)         8.15        (20.73)            19,598           1.00(d)(f)           1.30            89          1.59(d)
        (0.09)        10.39         (7.20)            14,017           1.00(d)              1.00           168          2.00(d)
        (0.11)        11.29          7.47             11,073           1.00(d)(f)           1.12           174          1.87(d)
       $   --        $10.22          0.99%(c)(i)    $ 20,736           1.00%(d)(e)          1.35%(e)       101%(i)      1.62%(d)(e)
        (0.14)        10.12          8.21(c)          21,868           1.00(d)              1.43           205          1.67(d)
        (0.11)         9.48         19.09             18,771           1.00(d)              1.37           262          1.71(d)
        (0.13)         8.05        (13.54)            10,636           1.00(d)              1.72           372          1.97(d)
        (0.19)         9.46         (4.72)            10,085           1.00(d)              2.31           273          2.34(d)
        (0.31)        10.13          8.14              7,321           1.00(d)              3.38           210          2.21(d)
       $   --        $10.51         (0.28)%(c)(i)   $ 96,952           0.97%(d)(e)          6.62%(e)        25%(i)      1.22%(d)(e)
        (1.05)        10.54         11.40(c)          98,411           0.95(d)              6.71            43          1.20(d)
        (0.68)        10.41         31.20             80,317           0.96(d)              8.18            43          1.23(d)
        (0.61)         8.45          2.18             35,354           1.00(d)              9.19            62          1.44(d)
        (0.83)         8.87          8.32             17,276           1.00(d)             11.43            64          2.13(d)
        (0.51)         8.96         (5.34)             9,843           1.00(d)(e)          10.68(e)         74          1.78(d)(e)

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    JUNE 30, 2005


NOTE 1.  ORGANIZATION

Nations Separate Account Trust (the "Trust"), was organized as a Delaware statutory trust on February 5, 1998 and commenced operations March 27, 1998. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. These financial statements pertain to the following portfolios of the Trust (each a "Portfolio" and collectively, the "Portfolios"):

Nations Marsico International Opportunities Portfolio
Nations International Value Portfolio
Nations Marsico Focused Equities Portfolio
Nations Small Company Portfolio
Nations Marsico 21st Century Portfolio
Nations Marsico Growth Portfolio
Nations Marsico MidCap Growth Portfolio
Nations Value Portfolio
Nations Asset Allocation Portfolio
Nations High Yield Bond Portfolio

Since September 30, 2002, International Value Portfolio was generally closed to new investments from current or prospective investors. Shares of the International Value Portfolio may only be purchased through reinvestment of distributions by the Portfolio. The Portfolios are made available only to variable annuity and variable life separate accounts issued by participating life insurance companies.

INVESTMENT GOALS

Nations Marsico International Opportunities Portfolio, Nations Marsico Focused Equities Portfolio, Nations Marsico 21st Century Portfolio and Nations Marsico Growth Portfolio seek long-term growth of capital. Nations International Value Portfolio seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries. Nations Small Company Portfolio and Nations Marsico MidCap Growth Portfolio seek long-term capital growth by investing primarily in equity securities. Nations Value Portfolio seeks growth of capital by investing in companies that are believed to be undervalued. Nations Asset Allocation Portfolio seeks to obtain long-term growth from capital appreciation, and dividend and interest income. Nations High Yield Bond Portfolio seeks maximum income by investing in a diversified portfolio of high yield debt securities.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the Portfolio's prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Portfolios that primarily invest in foreign securities.

Futures contracts: All Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Portfolio each day, depending on the daily fluctuation of the value of the contract. At June 30, 2005, the Portfolios had no open futures contracts.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Portfolio may enter into forward foreign currency contracts only under two circumstances: (i) when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Portfolios from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Repurchase agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Portfolio to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Portfolio seeks to assert its right. The Portfolios' investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Loan Participations and Commitments: The High Yield Bond Portfolio may invest in Loan Participations. When the Portfolio purchases a Loan Participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such Participations ("Selling Participant"), but not the Borrower. As a result, the Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower ("Intermediate Participants"). The Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolios are informed of the ex-dividend date. The Portfolios estimate components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as realized gains or as a reduction of the cost of the related investment. If the Portfolios no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid annually by the Portfolios. The Portfolios may, however, declare and pay distributions from net investment income more frequently. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of the Trust are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio are charged to such Portfolio.

NOTE 3.  FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                                                                           DECEMBER 31, 2004
                                                              --------------------------------------------
                                                               ORDINARY     LONG-TERM CAPITAL    RETURN OF
PORTFOLIO                                                       INCOME            GAINS           CAPITAL
----------------------------------------------------------------------------------------------------------
Nations Marsico International Opportunities.................  $  328,399       $  171,266          $ --
Nations International Value.................................     560,033        1,800,274            --
Nations Marsico Focused Equities............................          --               --            --
Nations Small Company.......................................          --               --            --
Nations Marsico 21st Century................................          --               --            --
Nations Marsico Growth......................................          --               --            --
Nations Marsico MidCap Growth...............................          --               --            --
Nations Value...............................................     841,683           21,444            --
Nations Asset Allocation....................................     294,213               --            --
Nations High Yield Bond.....................................   7,286,868        1,684,357            --

Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes, excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

                                                                                              NET UNREALIZED
                                                               UNREALIZED      UNREALIZED     APPRECIATION/
PORTFOLIO                                                     APPRECIATION    DEPRECIATION    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Nations Marsico International Opportunities.................  $14,908,651      $3,723,249      $11,185,402
Nations International Value.................................    4,197,256       1,062,731        3,134,525
Nations Marsico Focused Equities............................   50,916,883       3,322,752       47,594,131
Nations Small Company.......................................    8,947,410       1,373,477        7,573,933
Nations Marsico 21st Century................................    3,003,801         601,895        2,401,906
Nations Marsico Growth......................................   40,964,487       1,791,663       39,172,824
Nations Marsico MidCap Growth...............................    6,316,757       2,772,971        3,543,786
Nations Value...............................................   12,466,365       1,534,985       10,931,380
Nations Asset Allocation....................................    2,181,807         341,020        1,840,787
Nations High Yield Bond.....................................    5,884,427       2,986,403        2,898,024

The following capital loss carryforwards, determined as of December 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

PORTFOLIO                                            EXPIRING IN 2008    EXPIRING IN 2009    EXPIRING IN 2010    EXPIRING IN 2011
---------------------------------------------------------------------------------------------------------------------------------
Nations Marsico Focused Equities...................     $  237,963         $23,143,673         $10,047,508           $     --
Nations Small Company..............................             --                  --             341,344            416,000
Nations Marsico 21st Century.......................             --             509,513             237,966                 --
Nations Marsico Growth.............................      1,422,622          18,514,197           7,897,511            192,915
Nations Asset Allocation...........................             --                  --             214,549            221,031

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


NOTE 4.  FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Portfolios. BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates:

                                            FIRST      $500 MILLION       $1 BILLION     $1.5 BILLION    $3 BILLION
                                            $500            TO                TO              TO             TO           OVER
PORTFOLIO                                  MILLION      $1 BILLION       $1.5 BILLION     $3 BILLION     $6 BILLION    $6 BILLION
---------------------------------------------------------------------------------------------------------------------------------
Nations Marsico International
  Opportunities..........................   0.80%          0.80%            0.80%           0.80%          0.80%         0.80%
Nations International Value..............   0.85%          0.80%            0.75%           0.70%          0.68%         0.66%
Nations Marsico Focused Equities, Nations
  Marsico 21st Century and Nations
  Marsico Growth.........................   0.74%          0.69%            0.64%           0.59%          0.57%         0.55%
Nations Small Company....................   0.64%          0.59%            0.54%           0.54%          0.54%         0.54%
Nations Marsico MidCap Growth............   0.65%          0.65%            0.65%           0.65%          0.65%         0.65%
Nations Value............................   0.54%          0.49%            0.44%           0.39%          0.37%         0.35%
Nations Asset Allocation.................   0.50%          0.45%            0.40%           0.35%          0.33%         0.31%
Nations High Yield Bond..................   0.55%          0.55%            0.55%           0.55%          0.55%         0.55%

For the six months ended June 30, 2005, the annualized effective investment advisory fee rates for the Portfolios were as follows:

                                                                EFFECTIVE
                                                                FEE RATE
-------------------------------------------------------------------------
Nations Marsico International Opportunities.................      0.80%
Nations International Value*................................      0.84%
Nations Marsico Focused Equities............................      0.74%
Nations Small Company*......................................      0.60%
Nations Marsico 21st Century................................      0.74%
Nations Marsico Growth......................................      0.74%
Nations Marsico MidCap Growth...............................      0.65%
Nations Value...............................................      0.54%
Nations Asset Allocation*...................................      0.48%
Nations High Yield Bond.....................................      0.55%

---------------

 *Effective fee rate as a result of settlement with the New York Attorney
  General discussed in Note 13.

SUB-ADVISORY FEE

Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, has been retained by BACAP as sub-advisor to the Nations Marsico International Opportunities Portfolio, Nations Marsico Focused Equities Portfolio, Nations Marsico 21st Century Portfolio, Nations Marsico Growth Portfolio and Nations Marsico MidCap Growth Portfolio. In accordance with the sub-advisory agreement, Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of each Portfolio's average daily net assets.

Brandes Investment Partners, L.P. ("Brandes") has been retained by BACAP as sub-advisor to the Nations International Value Portfolio. In accordance with the sub-advisory agreement, Brandes is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.50% of the Portfolio's average daily net assets.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


MacKay Shields LLC ("MacKay Shields") has been retained by BACAP as sub-advisor to the Nations High Yield Bond Portfolio. Pursuant to the sub-advisory agreement, MacKay Shields is entitled to receive a sub-advisory fee from BACAP at the following maximum annual rates:

AVERAGE DAILY NET ASSETS                                        ANNUAL FEE RATE
-------------------------------------------------------------------------------
First $100 million..........................................         0.400%
$100 million to $200 million................................         0.375%
Over $200 million...........................................         0.350%

ADMINISTRATION FEE

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Portfolios. Under the administration agreement, BACAP Distributors is entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of the Nations Marsico International Opportunities Portfolio, Nations International Value Portfolio and Nations Asset Allocation Portfolio and 0.23% of the average daily net assets of all other Portfolios of the Trust.

At June 30, 2005, the Bank of New York ("BNY") served as sub-administrator of the Nations International Value Portfolio and Nations Small Company Portfolio pursuant to an agreement with BACAP Distributors. For the six months ended June 30, 2005, BACAP Distributors earned 0.18% (annualized) of the Portfolios' average daily net assets (net of waivers and sub-administration fees) for its administration services. Effective June 10, 2005, State Street Corporation ("State Street") became the sub-administrator of the Nations Marsico International Opportunities Portfolio, Nations Focused Equities Portfolio, Nations Marsico 21st Century Portfolio, Nations Marsico Growth Portfolio and Nations Marsico MidCap Growth Portfolio. Effective June 24, 2005, State Street became the sub-administrator of the Nations Value Portfolio, Nations Asset Allocation Portfolio and Nations High Yield Bond Portfolio.

UNDERWRITING DISCOUNTS, SHAREHOLDER SERVICING AND DISTRIBUTION FEE

BACAP Distributors serves as distributor of the Portfolios' shares. For the six months ended June 30, 2005, the Portfolios did not pay any brokerage commissions to certain affiliates of BACAP in connection with the execution of various portfolio transactions.

The Trust has adopted a shareholder servicing and distribution plan (the "Servicing and Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Payments under the Servicing and Distribution Plan are calculated daily and paid monthly at a maximum annual rate of 0.25% of the average daily net asset value of the shares beneficially owned through the ownership of contracts by customers with whom the selling and servicing agents have a selling or servicing relationship. BACAP Distributors has agreed through April 30, 2006, to waive 100% of the Portfolios' shareholder servicing and distribution fees, with the exception of International Opportunities Portfolio.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or Officer of the Trust. The Board of Trustees appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. Each Portfolio's fee for the Office of the Chief Compliance Officer will not exceed $15,000

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


per year. For the six months ended June 30, 2005, the Trust paid the following fees for the Office of the Chief Compliance Officer.

PORTFOLIO                                                       CHIEF COMPLIANCE OFFICER FEES
---------------------------------------------------------------------------------------------
Nations Marsico International Opportunities.................               $ 1,698
Nations International Value.................................                 1,455
Nations Marsico Focused Equities............................                 1,873
Nations Small Company.......................................                 1,498
Nations Marsico 21st Century................................                 1,443
Nations Marsico Growth......................................                 1,783
Nations Marsico MidCap Growth...............................                 1,542
Nations Value...............................................                 1,592
Nations Asset Allocation....................................                 1,448
Nations High Yield Bond.....................................                 1,642

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

CUSTODY CREDITS

Each Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. Each Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

OTHER

The Portfolios have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. At June 30, 2005, only the Nations International Value Portfolio and the Nations Small Company Portfolio continued to make investments of cash balances in Nations Cash Reserves. The income earned by each Portfolio from such investments is included in its Statements of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Portfolios.

For the six months ended June 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                   ADMINISTRATION FEES
                                                                ADVISORY FEES       (EARNED BY BACAP
PORTFOLIO                                                     (EARNED BY BACAP)       DISTRIBUTORS)
------------------------------------------------------------------------------------------------------
Nations Marsico International Opportunities.................       $2,154                $1,117
Nations International Value.................................          156                    79
Nations Marsico Focused Equities............................        1,864                   949
Nations Small Company.......................................          779                   401
Nations Marsico 21st Century................................          436                   225
Nations Marsico Growth......................................        2,416                 1,278
Nations Marsico MidCap Growth...............................        1,816                   927
Nations Value...............................................          584                   303
Nations Asset Allocation....................................        1,202                   622
Nations High Yield Bond.....................................        7,908                 4,081

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


EXPENSE LIMITS AND FEE WAIVERS

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Portfolio. BACAP has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees) exceed the annual rates below. BACAP has contractually agreed to maintain these waivers through April 30, 2006. There is no guarantee that these limitations will continue after this date.

PORTFOLIO                                                 EXPENSE LIMIT
------------------------------------------------------------------------------------
Nations Marsico International
Opportunities.............................    1.50% (including shareholder servicing
                                                      and distribution fees)
Nations International Value...............                    1.25%
Nations Small Company.....................                    1.25%
Nations Marsico 21st Century..............                    1.10%
Nations Marsico MidCap Growth.............                    1.00%
Nations Value.............................                    1.00%
Nations Asset Allocation..................                    1.00%
Nations High Yield Bond...................                    1.00%

NOTE 5.  PORTFOLIO INFORMATION

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended June 30, 2005, were as follows:

PORTFOLIO                                                      PURCHASES         SALES
------------------------------------------------------------------------------------------
Nations Marsico International Opportunities.................  $130,477,108    $108,924,293
Nations International Value.................................       828,235       3,045,439
Nations Marsico Focused Equities............................    65,016,508      68,301,000
Nations Small Company.......................................    17,062,817      15,018,856
Nations Marsico 21st Century................................    18,795,715      15,483,091
Nations Marsico Growth......................................    68,958,942      60,135,976
Nations Marsico MidCap Growth...............................    52,268,193      47,733,732
Nations Value...............................................    25,181,885      22,509,052
Nations Asset Allocation....................................     6,201,744       6,485,466
Nations High Yield Bond.....................................    23,805,616      20,144,392

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended June 30, 2005, were as follows:

PORTFOLIO                                                      PURCHASES        SALES
----------------------------------------------------------------------------------------
Nations Asset Allocation....................................  $15,127,526    $16,175,979

NOTE 6.  FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2005, the following Portfolios had forward foreign currency contracts outstanding:

                                                                 VALUE OF          VALUE OF                        UNREALIZED
                                                                 CONTRACT          CONTRACT      MARKET VALUE    APPRECIATION/
                                                LOCAL          WHEN OPENED       WHEN OPENED     OF CONTRACT     (DEPRECIATION)
DESCRIPTION                                    CURRENCY      (LOCAL CURRENCY)    (US DOLLARS)    (US DOLLARS)     (US DOLLARS)
-------------------------------------------------------------------------------------------------------------------------------
NATIONS MARSICO 21ST CENTURY:
CONTRACTS TO SELL:
Expiring September 21, 2005................   Swiss Franc       1,551,778         $1,224,804      $1,218,979        $ 5,825
Expiring September 21, 2005................   Swiss Franc         100,000             79,657          78,554          1,103
                                                                                                                    -------
Net unrealized appreciation................                                                                         $ 6,928
                                                                                                                    =======
NATIONS HIGH YIELD BOND:
CONTRACTS TO SELL:
Expiring July 7, 2005......................          Euro         911,913         $1,173,427      $1,104,264        $69,163
                                                                                                                    -------
Net unrealized appreciation................                                                                         $69,163
                                                                                                                    =======

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


NOTE 7.  RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Portfolios do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

The following securities are considered restricted as to resale at June 30, 2005, for the Nations High Yield Bond Portfolio:

                                                                                               MARKET              PERCENTAGE
                                         ACQUISITION      PRINCIPAL      ACQUISITION           VALUE                 OF NET
SECURITY                                    DATE        AMOUNT/SHARES       COST              6/30/05                ASSETS
---------------------------------------------------------------------------------------------------------------------------------
ACP Holding Company:
  Common Stock(g)......................  10/28/03           25,603       $    7,389          $   44,805                0.1%
Algoma Steel Inc., 11.000%
  12/31/09(g)..........................  08/23/01-
                                         07/10/03          311,000          233,584             339,768                0.4
Fountain View Inc., Common Stock(e)....  09/03/03               56                1                 896                0.0*
Gilroy Asset Receivable Trust, 10.000%
  09/30/14(g)..........................  10/20/03          395,048          396,019             395,048                0.4
Globix Corporation, Common Stock(g)....  10/15/01-
                                         04/08/02           81,009               --             200,092                0.2
GT Telecom Racers Trust:
  9.755% 07/02/07(d)(e)................  05/21/03           29,175           15,785                  --                0.0*
Haights Cross Communications, Inc.:
  Common Stock(e)(g)...................  01/15/04            6,000          279,183             342,000                0.4
  Warrants, Expire 12/10/11(e)(f)......  01/15/04            5,889               --                  59                0.0*
LNR Property Corp., Series B, 3.580%
  02/03/08(d)..........................  12/22/04          979,970          979,970             991,347                1.0
Mirant Revolving Credit Facility,
  10.000% 01/15/06(a)(b)(d)(g).........  07/15/03          100,000          100,000              70,450                0.0*
Mirant Revolving Credit Facility,
  10.000% 07/17/05(a)(b)(d)(g).........  07/10/03-
                                         11/30/04          252,551          211,797             191,307                0.2
President Casinos, Inc., 13.000%
  09/15/49(a)(e).......................  06/21/05           37,000            5,066              36,260                0.0*
QuadraMed Corporation:
  Common Stock(g)......................  04/26/04           35,026           45,533              60,945                0.0*
  Preferred Stock(g)...................  06/16/04           18,300          446,250             411,750                0.4
Qwest Corp., 6.564%
  06/30/10(c)(d)(g)....................  06/05/03          350,000          344,218             345,800                0.4
Satbirds, 4.476% 05/01/14(d)...........  03/30/05          500,000          635,163             608,351                0.6
Thermadyne Holdings Corporation,
  Common Stock(g)......................  05/23/03-
                                         09/25/03           16,116          173,625             225,624                0.2
United Artists Theatre Circuit Inc.,
  9.300% 07/01/15(g)...................  01/27/03           82,334           74,988              82,334                0.0*
Ziff Davis Holdings, Inc., Preferred
  Stock(g).............................  08/15/01-                                                                        *
                                         09/04/01               25               --              17,313                0.0
                                                                         ----------          ----------                ---
Total..................................                                  $3,948,571          $4,364,149                4.3%
                                                                         ==========          ==========                ===

---------------

  * Amount represents less than 0.1%.

 (a)Issue in default.

 (b)Issuer in bankruptcy.

 (c)Variable rate note. The interest rate shown reflects the rate in effect at June 30, 2005.

 (d)Loan participation agreement.

 (e)Fair valued security (see Note 1).

 (f)Non-income producing security.

 (g)Illiquid security (see Note 1).

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


NOTE 8.  SHARES OF BENEFICIAL INTEREST

At June 30, 2005, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. At June 30, 2005, Hartford Life Insurance Company was record owner of the following percentage of shares outstanding:

                                                            % OF SHARES AS
PORTFOLIO                                                    RECORD OWNER
--------------------------------------------------------------------------
Nations Marsico International Opportunities.............         50.9%
Nations International Value.............................         58.4
Nations Marsico Focused Equities........................         66.2
Nations Small Company...................................         90.8
Nations Marsico 21st Century............................         82.7
Nations Marsico Growth..................................         58.4
Nations Marsico MidCap Growth...........................         89.2
Nations Value...........................................         87.1
Nations Asset Allocation................................         93.2
Nations High Yield Bond.................................         59.6

NOTE 9.  LINE OF CREDIT

The Nations International Value Portfolio and Nations Small Company Portfolio participate with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Portfolios had no borrowings outstanding at June 30, 2005. For the six months ended June 30, 2005, borrowings by the Portfolios under the Agreement were as follows:

                                                              AVERAGE AMOUNT       AVERAGE
PORTFOLIO                                                      OUTSTANDING*     INTEREST RATE
---------------------------------------------------------------------------------------------
Nations International Value.................................       $734             3.39%

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

NOTE 10.  SECURITIES LENDING

At June 30, 2005, under an agreement with BNY, the Nations International Value Portfolio Nations Small Company Portfolio and Nations High Yield Bond Portfolio may lend their securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The cash collateral received is invested in repurchase agreements. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to the borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Portfolio. Generally, in the event of borrower default, the Portfolio has the right to use the collateral to offset any losses incurred. In the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Portfolio. The Portfolio bears the risk of loss with respect to the investment of collateral. The income earned by each Portfolio from securities lending is included in its Statement of operations.

At June 30, 2005, the following Portfolio had securities on loan:

                                                                                      MARKET
                                                               MARKET VALUE OF         VALUE
PORTFOLIO                                                     LOANED SECURITIES    OF COLLATERAL
------------------------------------------------------------------------------------------------
High Yield Bond.............................................       $2,000             $2,000

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


NOTE 11.  COMMITMENTS AND CONTINGENCIES

As of June 30, 2005, the Nations High Yield Bond Portfolio had unfunded loan commitments pursuant to the following loan agreements:

BORROWER                                              UNFUNDED COMMITMENT
-------------------------------------------------------------------------
Foster Wheeler LLC................................        $  985,000
Mirant Revolving Credit Corp......................            71,600
Warner Chilcott Company, Inc......................            99,518
                                                          ----------
                                                          $1,156,118
                                                          ==========

NOTE 12.  REORGANIZATION

On January 23, 2004, Nations Marsico Growth Portfolio ("Acquiring Fund"), acquired the assets and assumed the liabilities of Nations Capital Growth Portfolio ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                                            ACQUIRED
                                                                                          TOTAL               FUND
                                                       TOTAL           TOTAL          NET ASSETS OF        UNREALIZED
ACQUIRING                        ACQUIRED          NET ASSETS OF   NET ASSETS OF     ACQUIRING FUND      APPRECIATION/
FUND                               FUND            ACQUIRED FUND   ACQUIRING FUND   AFTER ACQUISITION    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Nations Marsico Growth    Nations Capital Growth    $20,633,731     $100,374,515      $121,008,246          $3,297,273

NOTE 13.  DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

FOREIGN SECURITIES

Certain Portfolios invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

HIGH-YIELD SECURITIES

The High Yield Bond Portfolio principally invests in high yield securities (sometimes called "junk bonds") which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities can also be subject to greater price volatility.

LEGAL PROCEEDINGS

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)        JUNE 30, 2005


and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Portfolios or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

CIVIL LITIGATION

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Portfolio, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NOTE 14.  PROPOSED REORGANIZATION

On May 4, 2005, the Board of Trustees approved a proposal to merge Nations Small Company Portfolio into Liberty Small Company Growth Fund, Variable Series. Also on that date, the Board of Trustees approved a proposal to merge Nations Value Portfolio into Liberty Growth & Income Fund, Variable Series and a proposal to merge Nations Asset Allocation Portfolio into Liberty Asset Allocation Fund, Variable Series. The mergers are subject to approval by shareholders of the Portfolios and the satisfaction of certain other conditions. If approved, the mergers are expected to be completed in the first or second quarters of 2006.

If the mergers are not approved, the Portfolios would be reimbursed for any related merger costs.

Also on May 4, 2005, the Board of Trustees voted to liquidate the Nations International Value Portfolio. The liquidation will be completed on or about December 9, 2005.

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
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         1 SunAmerica Center                                      Presorted
         Los Angeles, California 90067-6022                       Standard
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THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
                       SHC-44/88418-0705 (08/05) 05/7155
                               B2624SAR.1 (8/05)
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ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

  (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Nations Separate Account Trust
            --------------------------------------------------------------------


By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                August 29, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                August 29, 2005
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By (Signature and Title)            /S/ J. Kevin Connaughton
                        --------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                August 29, 2005
    ----------------------------------------------------------------------------